UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Item 1. Schedule of Investments.

John Hancock

Technical Opportunities Fund

Quarterly portfolio holdings 10/31/16

Fund's investmentsTechnical Opportunities Fund

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 88.3%		$539,573,623
(Cost $507,842,559)
Consumer discretionary 10.4%		63,761,008
Automobiles 0.9%
Geely Automobile Holdings, Ltd.	5,483,080	5,641,826
Hotels, restaurants and leisure 1.9%
China Lodging Group, Ltd., ADR	123,048	5,292,294
Las Vegas Sands Corp.	54,294	3,142,537
Sands China, Ltd.	700,733	3,041,010
Household durables 0.7%
iRobot Corp. (I)	88,167	4,470,067
Internet and direct marketing retail 6.3%
Amazon.com, Inc. (I)	7,519	5,938,657
ASOS PLC (I)	116,579	7,483,634
Ctrip.com International, Ltd., ADR (I)	179,868	7,941,172
Netflix, Inc. (I)	77,201	9,640,089
Zalando SE (I)	167,342	7,358,809
Leisure products 0.6%
Callaway Golf Company	373,253	3,810,913
Consumer staples 1.9%		11,931,560
Food products 0.5%
Mondelez International, Inc., Class A	66,900	3,006,486
Household products 1.0%
Church & Dwight Company, Inc.	127,394	6,148,034
Tobacco 0.4%
Altria Group, Inc.	42,000	2,777,040
Financials 0.6%		3,762,376
Capital markets 0.6%
Partners Group Holding AG	7,432	3,762,376
Health care 3.8%		23,251,925
Biotechnology 3.1%
ARIAD Pharmaceuticals, Inc. (I)(L)	396,957	3,461,465
Incyte Corp. (I)	43,046	3,743,711
Spark Therapeutics, Inc. (I)(L)	48,832	2,295,592
TESARO, Inc. (I)(L)	47,368	5,725,844
Xencor, Inc. (I)	187,371	3,989,129
Pharmaceuticals 0.7%
Aerie Pharmaceuticals, Inc. (I)	121,389	4,036,184
Industrials 6.5%		39,479,166
Air freight and logistics 0.7%
XPO Logistics, Inc. (I)(L)	124,337	4,094,417
Construction and engineering 0.9%
EMCOR Group, Inc.	86,491	5,229,246
Machinery 2.6%
IDEX Corp.	49,610	4,288,288
Nordson Corp.	58,444	5,851,998

2SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

	Shares	Value
Industrials (continued)
Machinery (continued)
Oshkosh Corp.	106,636	$5,705,026
Professional services 0.7%
IHS Markit, Ltd. (I)	115,643	4,254,506
Road and rail 1.6%
DSV A/S	93,575	4,530,886
Knight Transportation, Inc.	188,882	5,524,799
Information technology 61.7%		377,036,894
Communications equipment 2.0%
Finisar Corp. (I)	148,465	4,064,972
Lumentum Holdings, Inc. (I)	106,710	3,585,456
Ubiquiti Networks, Inc. (I)(L)	83,584	4,382,309
Electronic equipment, instruments and components 8.4%
AAC Technologies Holdings, Inc.	463,252	4,413,841
Amphenol Corp., Class A	146,802	9,678,656
Cognex Corp.	163,952	8,459,923
Coherent, Inc. (I)	134,239	13,976,965
Fabrinet (I)	105,002	3,985,876
Flex, Ltd. (I)	159,400	2,261,886
Orbotech, Ltd. (I)	270,400	7,408,960
Sanmina Corp. (I)	45,215	1,250,195
Internet software and services 15.9%
Alibaba Group Holding, Ltd., ADR (I)	193,293	19,655,965
Alphabet, Inc., Class A (I)	16,479	13,346,342
Facebook, Inc., Class A (I)	103,884	13,607,765
GoDaddy, Inc., Class A (I)(L)	129,160	4,622,636
Just Eat PLC (I)	481,380	3,306,751
Match Group, Inc. (I)(L)	742,526	13,410,020
Momo, Inc., ADR (I)	342,094	8,237,624
NetEase, Inc., ADR	23,783	6,111,993
Shopify, Inc., Class A (I)(L)	107,185	4,442,818
SINA Corp. (I)	79,469	5,732,894
Zillow Group, Inc., Class C (I)(L)	138,202	4,610,419
IT services 4.4%
Cardtronics PLC, Class A (I)	50,036	2,501,800
Computer Sciences Corp.	78,878	4,294,907
FleetCor Technologies, Inc. (I)	39,025	6,841,083
PayPal Holdings, Inc. (I)	157,317	6,553,826
Paysafe Group PLC (I)	536,813	2,837,383
Vantiv, Inc., Class A (I)	63,002	3,676,797
Semiconductors and semiconductor equipment 14.3%
Broadcom, Ltd.	42,247	7,193,819
Cabot Microelectronics Corp.	83,888	4,635,651
Cirrus Logic, Inc. (I)	77,242	4,169,523
Entegris, Inc. (I)	328,525	5,223,548
FormFactor, Inc. (I)	627,684	5,633,464
Infineon Technologies AG	173,598	3,122,210
Inphi Corp. (I)	124,529	4,620,026

SEE NOTES TO FUND'S INVESTMENTS3

Technical Opportunities Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
	Lam Research Corp.		132,431	$12,827,267
	Maxim Integrated Products, Inc.		149,905	5,940,735
	Microchip Technology, Inc.		123,366	7,469,811
	Micron Technology, Inc. (I)		395,339	6,784,017
	Microsemi Corp. (I)		115,173	4,852,238
	MKS Instruments, Inc.		96,821	4,884,619
	Monolithic Power Systems, Inc.		91,152	7,183,689
	NVIDIA Corp.		45,860	3,263,398
Software 16.7%
	Activision Blizzard, Inc.		164,720	7,110,960
	Adobe Systems, Inc. (I)		85,509	9,193,073
	BroadSoft, Inc. (I)		104,583	4,345,424
	Callidus Software, Inc. (I)		277,517	5,064,685
	Electronic Arts, Inc. (I)		88,884	6,979,172
	Ellie Mae, Inc. (I)		104,743	11,091,236
	Gigamon, Inc. (I)		90,431	5,000,834
	HubSpot, Inc. (I)		216,092	11,334,025
	LINE Corp. (I)(L)		88,797	3,634,481
	Microsoft Corp.		106,316	6,370,455
	Nintendo Company, Ltd.		41,500	10,003,998
	Pegasystems, Inc.		123,239	3,808,085
	Take-Two Interactive Software, Inc. (I)		162,960	7,233,794
	The Sage Group PLC		342,705	3,023,673
	Zendesk, Inc. (I)		295,889	7,778,922
Materials 2.6%				15,730,947
Chemicals 0.5%
	Albemarle Corp.		34,359	2,870,694
Construction materials 1.3%
	Martin Marietta Materials, Inc.		43,963	8,149,861
Containers and packaging 0.8%
	RPC Group PLC		406,189	4,710,392
Real estate 0.8%				4,619,747
Equity real estate investment trusts 0.8%
	American Tower Corp.		39,421	4,619,747
	Yield (%)		Shares	Value
Securities lending collateral 6.0%				$36,770,179
(Cost $36,764,519)
John Hancock Collateral Trust (W)	0.6357(Y	)	3,674,262	36,770,179
			Par value^	Value
Short-term investments 9.2%				$56,600,000
(Cost $56,600,000)
Repurchase agreement 9.2%				56,600,000
	Bank of America Tri-Party Repurchase Agreement dated 10-31-16 at 0.330% to be repurchased at $30,600,281 on 11-1-16, collateralized by $29,032,168 Government National Mortgage Association, 4.000% due 4-20-46 (valued at $31,212,000, including interest)		30,600,000	30,600,000

4SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

	Par value^	Value
Repurchase agreement (continued)
Barclays Capital Tri-Party Repurchase Agreement dated 10-31-16 at 0.320% to be repurchased at $15,900,141 on 11-1-16, collateralized by $16,282,700 U.S. Treasury Notes, 0.750% due 7-15-19 (valued at $16,218,075, including interest)	15,900,000	$15,900,000
BNP Paribas Tri-Party Repurchase Agreement dated 10-31-16 at 0.340% to be repurchased at $10,100,095 on 11-1-16, collateralized by $3,000 Federal Farm Credit Bank, 2.870% due 11-18-24 (valued at $3,041, including interest), $8,194,959 Federal Home Loan Mortgage Corp., 2.003% - 4.000% due 4-1-24 to 9-1-45 (valued at $8,555,550, including interest), $1,433,311 Federal National Mortgage Association, 2.762% - 6.500% due 11-1-22 to 8-1-45 (valued at $1,537,285, including interest) and $197,604 Government National Mortgage Association, 2.125% - 3.000% due 5-20-40 to 12-20-45 (valued at $206,622, including interest)	10,100,000	10,100,000
Total investments (Cost $601,207,078)† 103.5%		$632,943,802
Other assets and liabilities, net (3.5%)		($21,665,995)
Total net assets 100.0%		$611,277,807

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 10-31-16. The value of securities on loan amounted to $35,721,702.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $604,312,518. Net unrealized appreciation aggregated to $28,631,284, of which $38,102,997 related to appreciated investment securities and $9,471,713 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 10-31-16:

United States	75.5%
China	10.3%
United Kingdom	4.1%
Japan	2.2%
Germany	1.7%
Israel	1.2%
Singapore	1.2%
Other countries	3.8%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2016, by major security category or type:

	Total value at 10-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$63,761,008	$40,235,729	$23,525,279	—
Consumer staples	11,931,560	11,931,560	—	—
Financials	3,762,376	—	3,762,376	—
Health care	23,251,925	23,251,925	—	—
Industrials	39,479,166	34,948,280	4,530,886	—
Information technology	377,036,894	346,694,557	30,342,337	—
Materials	15,730,947	11,020,555	4,710,392	—
Real estate	4,619,747	4,619,747	—	—
Securities lending collateral	36,770,179	36,770,179	—	—
Short-term investments	56,600,000	—	56,600,000	—
Total investments in securities	$632,943,802	$509,472,532	$123,471,270	—
Other financial instruments:
Written options	($210,275)	(210,275)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended October 31, 2016, the fund wrote option contracts to manage against anticipated changes in securities markets. The following tables summarize the fund's written options activities during the period ended October 31, 2016 and the contracts held at October 31, 2016.

	Number of contracts	Premiums received
Outstanding, beginning of period	—	—
Options written	151	$210,275
Options closed	—	—
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	151	$210,275

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Amazon.com, Inc.	$850.00	Nov 2016	151	$210,275	($210,275)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	347Q1	10/16
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.		12/16

John Hancock

Global Income Fund

Quarterly portfolio holdings 10/31/16

Fund's investmentsGlobal Income Fund

As of 10-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 51.6%						$201,364,730
(Cost $203,345,495)
Argentina 0.2%						979,901
Arcor SAIC (S)	6.000		07-06-23		160,000	170,000
Cablevision SA (S)	6.500		06-15-21		245,000	254,800
Petrobras Argentina SA (S)	7.375		07-21-23		229,000	234,725
YPF SA (S)	8.750		04-04-24		291,000	320,376
Austria 0.0%						194,425
ESAL GmbH (S)	6.250		02-05-23		202,000	194,425
Azerbaijan 0.4%						1,480,230
State Oil Company of the Azerbaijan Republic	4.750		03-13-23		972,000	967,428
State Oil Company of the Azerbaijan Republic	6.950		03-18-30		473,000	512,802
Brazil 1.8%						7,119,364
Brazil Loan Trust 1	5.477		07-24-23		189,564	190,748
Brazil Loan Trust 1 (S)	5.477		07-24-23		1,274,453	1,284,011
Brazil Minas SPE	5.333		02-15-28		3,823,000	3,746,540
GTL Trade Finance, Inc. (S)	5.893		04-29-24		128,000	126,682
Marfrig Holdings Europe BV (S)	8.000		06-08-23		306,000	315,945
Petrobras Global Finance BV	8.750		05-23-26		1,292,000	1,455,438
Canada 1.1%						4,216,870
Cascades, Inc. (S)	5.500		07-15-22		845,000	862,432
Mercer International, Inc.	7.750		12-01-22		1,055,000	1,110,388
Norbord, Inc. (S)	6.250		04-15-23		1,040,000	1,105,000
Quebecor Media, Inc.	5.750		01-15-23		1,090,000	1,139,050
Chile 1.0%						4,082,390
Banco del Estado de Chile (S)	3.875		02-08-22		164,000	174,755
Corporacion Nacional del Cobre de Chile (S)	3.000		07-17-22		2,484,000	2,453,106
Corporacion Nacional del Cobre de Chile (S)	6.150		10-24-36		255,000	291,363
Corporacion Nacional del Cobre de Chile	6.150		10-24-36		1,018,000	1,163,166
China 0.8%						3,042,643
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875		05-17-42		371,000	412,365
Sinopec Group Overseas Development 2013, Ltd.	4.375		10-17-23		325,000	355,167
Sinopec Group Overseas Development 2014, Ltd.	4.375		04-10-24		1,764,000	1,923,520
Three Gorges Finance I Cayman Islands, Ltd. (S)	3.700		06-10-25		334,000	351,591
Colombia 0.4%						1,482,092
Ecopetrol SA	4.125		01-16-25		650,000	619,125
Ecopetrol SA	5.375		06-26-26		1,000	1,009
Ecopetrol SA	5.875		05-28-45		823,000	726,298
Ecopetrol SA	7.375		09-18-43		133,000	135,660
Costa Rica 0.1%						503,745
Banco Nacional de Costa Rica (S)	5.875		04-25-21		485,000	503,745
France 0.6%						2,255,400
Albea Beauty Holdings SA (S)	8.375		11-01-19		945,000	982,800
SFR Group SA (S)	7.375		05-01-26		1,260,000	1,272,600
Germany 0.7%						2,732,886
CeramTec Group GmbH	8.250		08-15-21	EUR	575,000	669,079
IHO Verwaltungs GmbH, PIK (S)	4.125		09-15-21		250,000	255,938
IHO Verwaltungs GmbH, PIK (S)	4.500		09-15-23		200,000	202,500

2SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Germany (continued)
IHO Verwaltungs GmbH, PIK (S)	4.750		09-15-26	240,000	$239,400
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25	715,000	724,831
Unitymedia KabelBW GmbH (S)	6.125		01-15-25	615,000	641,138
Hong Kong 0.2%					614,351
Sinochem Overseas Capital Company, Ltd.	4.500		11-12-20	570,000	614,351
India 0.1%					417,942
Vedanta Resources PLC (S)	6.000		01-31-19	420,000	417,942
Indonesia 0.5%					1,929,993
Pertamina Persero PT	5.250		05-23-21	352,000	380,446
Pertamina Persero PT	6.450		05-30-44	820,000	903,122
Perusahaan Listrik Negara PT	5.250		10-24-42	650,000	646,425
Ireland 1.0%					3,860,725
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	1,385,000	1,461,175
Endo, Ltd. (S)	6.500		02-01-25	1,420,000	1,196,350
Mallinckrodt International Finance SA (S)	5.625		10-15-23	1,280,000	1,203,200
Jamaica 0.2%					922,123
Digicel Group, Ltd. (S)	7.125		04-01-22	885,000	705,788
Digicel Group, Ltd. (S)	8.250		09-30-20	245,000	216,335
Kazakhstan 0.9%					3,425,256
KazMunayGas National Company (S)	6.375		04-09-21	501,000	550,546
KazMunayGas National Company	6.375		04-09-21	1,484,000	1,630,676
KazMunayGas National Company	7.000		05-05-20	507,000	562,164
KazMunayGas National Company (S)	7.000		05-05-20	615,000	681,870
Kuwait 0.2%					601,681
Equate Petrochemical BV (S)	4.250		11-03-26	607,000	601,681
Luxembourg 1.5%					5,684,690
Altice Luxembourg SA (S)	7.750		05-15-22	1,510,000	1,591,163
ArcelorMittal	8.000		10-15-39	835,000	897,625
Cosan Luxembourg SA (S)	7.000		01-20-27	243,000	252,113
Dana Financing Luxembourg Sarl (S)	6.500		06-01-26	885,000	941,419
Minerva Luxembourg SA (S)	6.500		09-20-26	242,000	236,495
Wind Acquisition Finance SA (S)	4.750		07-15-20	625,000	628,125
Wind Acquisition Finance SA (S)	7.375		04-23-21	1,110,000	1,137,750
Malaysia 1.2%					4,655,301
1MDB Global Investments, Ltd.	4.400		03-09-23	2,100,000	1,840,915
Petronas Capital, Ltd. (S)	3.500		03-18-25	2,133,000	2,250,432
Petronas Capital, Ltd. (S)	4.500		03-18-45	519,000	563,954
Mexico 2.5%					9,778,624
Banco Nacional de Comercio Exterior SNC (P)	3.800		08-11-26	469,000	463,724
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800		08-11-26	313,000	309,870
Cemex SAB de CV (S)	5.700		01-11-25	34,000	34,595
Cemex SAB de CV (S)	6.125		05-05-25	90,000	93,150
Cemex SAB de CV (S)	7.250		01-15-21	200,000	214,940
Comision Federal de Electricidad (S)	4.750		02-23-27	319,000	323,785
Comision Federal de Electricidad (S)	4.875		01-15-24	295,000	306,800
Petroleos Mexicanos	4.500		01-23-26	191,000	184,506
Petroleos Mexicanos	5.500		01-21-21	40,000	42,600

SEE NOTES TO FUND'S INVESTMENTS3

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Mexico (continued)
Petroleos Mexicanos	5.500		06-27-44		1,500,000	$1,306,500
Petroleos Mexicanos	5.625		01-23-46		289,000	249,913
Petroleos Mexicanos	6.000		03-05-20		94,000	101,896
Petroleos Mexicanos (S)	6.375		02-04-21		275,000	300,850
Petroleos Mexicanos	6.375		01-23-45		669,000	638,092
Petroleos Mexicanos	6.500		06-02-41		1,022,000	993,384
Petroleos Mexicanos	6.625		06-15-35		156,000	157,014
Petroleos Mexicanos (S)	6.750		09-21-47		1,842,000	1,823,396
Petroleos Mexicanos (S)	6.875		08-04-26		1,222,000	1,366,074
Petroleos Mexicanos	6.875		08-04-26		555,000	620,435
Petroleos Mexicanos	9.500		09-15-27		154,000	186,340
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		62,000	60,760
Morocco 0.2%						742,461
OCP SA (S)	4.500		10-22-25		83,000	83,623
OCP SA (S)	5.625		04-25-24		362,000	389,222
OCP SA (S)	6.875		04-25-44		246,000	269,616
Netherlands 0.3%						1,072,630
UPCB Finance IV, Ltd. (S)	5.375		01-15-25		960,000	974,400
VTR Finance BV (S)	6.875		01-15-24		94,000	98,230
South Africa 0.4%						1,515,587
Eskom Holdings SOC, Ltd. (S)	6.750		08-06-23		805,000	830,655
Eskom Holdings SOC, Ltd. (S)	7.125		02-11-25		662,000	684,932
Turkey 0.1%						405,230
Turkiye Garanti Bankasi AS (S)	5.250		09-13-22		309,000	311,534
Turkiye Is Bankasi (S)	5.500		04-21-22		94,000	93,696
United Kingdom 1.1%						4,258,111
Anglo American Capital PLC (S)	4.125		09-27-22		960,000	950,400
Boparan Finance PLC	5.500		07-15-21	GBP	150,000	167,536
Fiat Chrysler Automobiles NV	5.250		04-15-23		1,075,000	1,096,500
Virgin Media Finance PLC (S)	6.000		10-15-24		1,440,000	1,461,600
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		585,000	582,075
United States 33.4%						130,508,073
AECOM	5.750		10-15-22		980,000	1,028,588
Albertsons Companies LLC (S)	6.625		06-15-24		470,000	487,625
AMC Entertainment, Inc.	5.750		06-15-25		1,405,000	1,406,756
Amsurg Corp.	5.625		07-15-22		980,000	999,600
Artesyn Embedded Technologies, Inc. (S)	9.750		10-15-20		960,000	849,600
Ball Corp.	5.250		07-01-25		430,000	457,950
Berry Plastics Corp.	6.000		10-15-22		550,000	582,654
Boise Cascade Company (S)	5.625		09-01-24		925,000	935,406
Boyd Gaming Corp. (S)	6.375		04-01-26		585,000	625,950
BWAY Holding Company (S)	9.125		08-15-21		915,000	956,175
Cable One, Inc. (S)	5.750		06-15-22		835,000	880,925
Cablevision Systems Corp.	5.875		09-15-22		2,400,000	2,214,000
CalAtlantic Group, Inc.	5.875		11-15-24		747,000	797,423
Callon Petroleum Company (S)	6.125		10-01-24		635,000	654,050
Calpine Corp.	5.750		01-15-25		1,525,000	1,483,063
CCO Holdings LLC (S)	5.500		05-01-26		2,185,000	2,245,088
CenturyLink, Inc.	7.650		03-15-42		1,310,000	1,165,900
Chemtura Corp.	5.750		07-15-21		1,750,000	1,824,375

4SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Cinemark USA, Inc.	5.125		12-15-22	725,000	$744,938
Cleaver-Brooks, Inc. (S)	8.750		12-15-19	1,056,000	1,103,520
CNOOC Finance 2015 USA LLC	3.500		05-05-25	240,000	243,752
Cogent Communications Group, Inc. (S)	5.375		03-01-22	740,000	760,350
Community Health Systems, Inc.	6.875		02-01-22	1,540,000	1,147,300
Continental Resources, Inc.	4.900		06-01-44	995,000	846,994
Continental Resources, Inc.	5.000		09-15-22	1,010,000	994,850
Crestwood Midstream Partners LP	6.250		04-01-23	435,000	440,438
CyrusOne LP	6.375		11-15-22	760,000	805,600
Dean Foods Company (S)	6.500		03-15-23	780,000	830,700
Denbury Resources, Inc. (S)	9.000		05-15-21	654,000	673,620
Diamond 1 Finance Corp. (S)	5.875		06-15-21	385,000	403,758
Diamond 1 Finance Corp. (S)	7.125		06-15-24	360,000	394,431
Diebold, Inc. (S)	8.500		04-15-24	715,000	757,721
DISH DBS Corp.	7.750		07-01-26	3,335,000	3,662,264
Dynegy, Inc.	6.750		11-01-19	1,340,000	1,356,201
Energizer Holdings, Inc. (S)	5.500		06-15-25	700,000	708,750
EnerSys (S)	5.000		04-30-23	885,000	907,125
EP Energy LLC	6.375		06-15-23	740,000	503,200
EP Energy LLC	9.375		05-01-20	930,000	727,725
Freeport-McMoRan, Inc.	3.550		03-01-22	950,000	869,250
Freeport-McMoRan, Inc.	5.400		11-14-34	570,000	490,913
Frontier Communications Corp.	6.250		09-15-21	890,000	845,500
Frontier Communications Corp.	9.000		08-15-31	1,629,000	1,417,230
FTS International, Inc.	6.250		05-01-22	1,365,000	771,225
GCI, Inc.	6.875		04-15-25	635,000	644,525
GenOn Energy, Inc.	9.500		10-15-18	2,475,000	1,986,188
Golden Nugget, Inc. (S)	8.500		12-01-21	605,000	635,250
Gray Television, Inc. (S)	5.125		10-15-24	475,000	460,750
Gray Television, Inc. (S)	5.875		07-15-26	1,035,000	1,029,825
Griffon Corp.	5.250		03-01-22	1,490,000	1,508,625
HCA, Inc.	5.250		06-15-26	690,000	721,395
HCA, Inc.	5.375		02-01-25	1,585,000	1,620,266
HealthSouth Corp.	5.750		11-01-24	1,010,000	1,041,563
Hornbeck Offshore Services, Inc.	5.000		03-01-21	965,000	574,175
Hornbeck Offshore Services, Inc.	5.875		04-01-20	550,000	354,750
Hot Topic, Inc. (S)	9.250		06-15-21	1,165,000	1,234,900
IASIS Healthcare LLC	8.375		05-15-19	1,065,000	1,014,413
Inception Merger Sub, Inc. (S)	8.625		11-15-24	445,000	445,556
JC Penney Corp., Inc.	7.400		04-01-37	625,000	571,875
Kaiser Aluminum Corp.	5.875		05-15-24	620,000	654,875
Kinetic Concepts, Inc. (S)	9.625		10-01-21	975,000	939,656
L Brands, Inc.	6.750		07-01-36	510,000	541,365
L Brands, Inc.	6.875		11-01-35	805,000	853,300
Landry's, Inc. (S)	6.750		10-15-24	725,000	739,500
Laredo Petroleum, Inc.	7.375		05-01-22	890,000	916,700
Level 3 Communications, Inc.	5.750		12-01-22	765,000	787,950
Levi Strauss & Company	5.000		05-01-25	655,000	679,563
Lin Television Corp.	5.875		11-15-22	1,510,000	1,579,838
Linn Energy LLC (H)	6.500		09-15-21	690,000	215,625
Linn Energy LLC (H)	7.750		02-01-21	1,900,000	593,750
Louisiana-Pacific Corp. (S)	4.875		09-15-24	875,000	859,688
Manitowoc Foodservice, Inc. (S)	9.500		02-15-24	540,000	619,650

SEE NOTES TO FUND'S INVESTMENTS5

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Marathon Oil Corp.	6.600		10-01-37	845,000	$907,974
Marathon Oil Corp.	6.800		03-15-32	410,000	445,944
Masonite International Corp. (S)	5.625		03-15-23	680,000	703,800
MasTec, Inc.	4.875		03-15-23	1,560,000	1,519,050
Mediacom LLC	7.250		02-15-22	1,515,000	1,575,600
MEDNAX, Inc. (S)	5.250		12-01-23	810,000	846,450
MGM Resorts International	6.625		12-15-21	685,000	765,063
Midstates Petroleum Company, Inc. (H)	10.750		10-01-20	945,000	9,450
MPG Holdco I, Inc.	7.375		10-15-22	780,000	794,625
Murphy Oil Corp.	4.700		12-01-22	510,000	483,933
Murphy Oil Corp.	6.125		12-01-42	525,000	492,188
Murphy Oil Corp.	6.875		08-15-24	415,000	437,918
NCI Building Systems, Inc. (S)	8.250		01-15-23	705,000	771,094
NCR Corp.	5.000		07-15-22	825,000	837,887
Nexstar Escrow Corp. (S)	5.625		08-01-24	895,000	888,288
NRG Energy, Inc.	6.250		07-15-22	1,570,000	1,573,925
NRG Energy, Inc. (S)	6.625		01-15-27	455,000	426,135
Nuance Communications, Inc. (S)	5.375		08-15-20	550,000	565,125
Oasis Petroleum, Inc.	6.875		03-15-22	885,000	876,150
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23	525,000	559,453
PetSmart, Inc. (S)	7.125		03-15-23	1,125,000	1,177,031
Pilgrim's Pride Corp. (S)	5.750		03-15-25	1,165,000	1,191,213
Pinnacle Entertainment, Inc. (S)	5.625		05-01-24	1,045,000	1,049,180
Pinnacle Foods Finance LLC	5.875		01-15-24	510,000	546,659
Post Holdings, Inc. (S)	5.000		08-15-26	1,410,000	1,367,700
Prestige Brands, Inc. (S)	6.375		03-01-24	515,000	547,188
PTC, Inc.	6.000		05-15-24	580,000	613,350
QEP Resources, Inc.	5.375		10-01-22	1,645,000	1,628,550
Quicken Loans, Inc. (S)	5.750		05-01-25	760,000	750,500
Range Resources Corp. (S)	5.000		03-15-23	755,000	730,463
RegionalCare Hospital Partners Holdings, Inc. (S)	8.250		05-01-23	480,000	486,600
Revlon Consumer Products Corp.	5.750		02-15-21	685,000	691,850
Revlon Consumer Products Corp. (S)	6.250		08-01-24	790,000	813,700
RHP Hotel Properties LP	5.000		04-15-21	740,000	762,200
Rivers Pittsburgh Borrower LP (S)	6.125		08-15-21	960,000	991,200
RSI Home Products, Inc. (S)	6.500		03-15-23	935,000	991,100
Safeway, Inc.	7.250		02-01-31	1,090,000	1,087,275
Sally Holdings LLC	5.625		12-01-25	780,000	832,650
Seagate HDD Cayman	4.875		06-01-27	1,570,000	1,419,112
SESI LLC	7.125		12-15-21	1,010,000	984,750
Signode Industrial Group Lux SA (S)	6.375		05-01-22	1,050,000	1,060,500
Sinclair Television Group, Inc. (S)	5.625		08-01-24	1,225,000	1,246,438
SM Energy Company	6.125		11-15-22	900,000	904,500
Smithfield Foods, Inc.	6.625		08-15-22	475,000	500,840
Southwestern Energy Company	6.700		01-23-25	1,375,000	1,309,688
Spectrum Brands, Inc.	5.750		07-15-25	475,000	514,188
Spectrum Brands, Inc.	6.125		12-15-24	770,000	843,150
Sprint Capital Corp.	8.750		03-15-32	2,625,000	2,689,806
SPX FLOW, Inc. (S)	5.625		08-15-24	1,090,000	1,104,988
Standard Industries, Inc. (S)	5.375		11-15-24	800,000	826,000
Summit Materials LLC	6.125		07-15-23	695,000	712,375
T-Mobile USA, Inc.	6.500		01-15-26	890,000	981,225
T-Mobile USA, Inc.	6.731		04-28-22	965,000	1,010,838

6SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Talen Energy Supply LLC (S)	4.625		07-15-19		1,855,000	$1,762,250
Team Health, Inc. (S)	7.250		12-15-23		830,000	937,900
TEGNA, Inc.	6.375		10-15-23		935,000	988,763
The Fresh Market, Inc. (S)	9.750		05-01-23		575,000	490,188
Tops Holding LLC (S)	8.000		06-15-22		985,000	866,800
Tribune Media Company	5.875		07-15-22		2,010,000	2,010,000
Trinseo Materials Operating SCA (S)	6.750		05-01-22		890,000	938,950
US Concrete, Inc.	6.375		06-01-24		850,000	884,000
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		1,815,000	1,397,550
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20		460,000	404,800
Valvoline, Inc. (S)	5.500		07-15-24		455,000	480,025
Versum Materials, Inc. (S)	5.500		09-30-24		685,000	700,413
WESCO Distribution, Inc.	5.375		12-15-21		660,000	674,025
Western Digital Corp. (S)	10.500		04-01-24		1,110,000	1,283,438
Windstream Services LLC	7.500		04-01-23		943,000	884,063
XPO Logistics, Inc. (S)	6.500		06-15-22		1,125,000	1,170,000
ZF North America Capital, Inc. (S)	4.750		04-29-25		910,000	960,050
Venezuela 0.7%						2,882,006
Petroleos de Venezuela SA	6.000		05-16-24		2,391,359	896,760
Petroleos de Venezuela SA	6.000		11-15-26		5,344,298	1,985,246
Foreign government obligations 40.1%						$156,756,401
(Cost $153,352,591)
Angola 0.3%						1,117,135
Republic of Angola
Bond	7.000		08-16-19		494,250	493,736
Bond (S)	9.500		11-12-25		437,000	427,583
Bond	9.500		11-12-25		200,000	195,816
Argentina 2.8%						10,966,550
Republic of Argentina
Bond	2.260		12-31-38	EUR	830,000	575,838
Bond	2.500		12-31-38		1,830,000	1,250,805
Bond	7.625		04-22-46		34,000	37,128
Bond (S)	7.625		04-22-46		2,000	2,184
Bond	7.820		12-31-33	EUR	3,641,082	4,272,811
Bond	7.820		12-31-33	EUR	1,902,587	2,255,078
Bond	8.280		12-31-33		563,619	613,218
GDP-Linked Note (I)	4.558	*	12-15-35	EUR	17,313,249	1,959,488
Azerbaijan 0.7%						2,609,156
Republic of Azerbaijan Bond (S)	4.750		03-18-24		2,526,000	2,609,156
Bahrain 0.1%						570,620
Kingdom of Bahrain Bond (S)	7.000		10-12-28		554,000	570,620
Brazil 1.5%						5,959,412
Federative Republic of Brazil
Bond	2.625		01-05-23		1,108,000	1,023,792
Bond	4.250		01-07-25		615,000	608,850
Bond	4.875		01-22-21		474,000	501,492
Bond	5.000		01-27-45		1,866,000	1,646,745
Bond	5.625		01-07-41		367,000	354,155

SEE NOTES TO FUND'S INVESTMENTS7

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Brazil (continued)
Bond	5.625		02-21-47		17,000	$16,278
Bond	6.000		04-07-26		402,000	443,708
Bond	10.000		01-01-25	BRL	4,500,000	1,364,392
Chile 0.3%						1,019,850
Republic of Chile Note	3.125		01-21-26		975,000	1,019,850
Colombia 1.5%						6,062,970
Bogota Distrito Capital Bond	9.750		07-26-28	COP	2,728,000,000	954,636
Republic of Colombia
Bond	4.000		02-26-24		2,183,000	2,264,863
Bond	4.375		07-12-21		566,000	602,790
Bond	7.375		09-18-37		164,000	209,920
Bond	8.125		05-21-24		450,000	582,188
Bond	9.850		06-28-27	COP	2,100,000,000	842,523
Bond	10.375		01-28-33		391,000	606,050
Costa Rica 1.1%						4,303,430
Republic of Costa Rica
Bond	4.250		01-26-23		1,682,000	1,627,335
Bond (S)	7.000		04-04-44		1,269,000	1,313,415
Bond	7.158		03-12-45		1,304,000	1,362,680
Croatia 1.1%						4,322,298
Republic of Croatia
Bond (S)	5.500		04-04-23		1,424,000	1,552,160
Bond	6.250		04-27-17		1,450,000	1,479,869
Bond (S)	6.375		03-24-21		549,000	609,390
Bond	6.625		07-14-20		614,000	680,879
Dominican Republic 1.6%						6,415,971
Government of Dominican Republic
Bond	5.500		01-27-25		135,000	137,363
Bond (S)	5.875		04-18-24		2,198,000	2,285,920
Bond	6.600		01-28-24		2,745,000	2,978,325
Bond	6.875		01-29-26		753,000	833,948
Bond	7.500		05-06-21		164,000	180,415
Ecuador 0.8%						3,023,158
Republic of Ecuador
Bond	10.500		03-24-20		369,000	389,295
Note	7.950		06-20-24		1,306,000	1,230,905
Note (S)	7.950		06-20-24		426,000	401,505
Note (S)	10.750		03-28-22		947,000	1,001,453
Egypt 0.3%						1,243,792
Arab Republic of Egypt Bond (S)	5.875		06-11-25		1,342,000	1,243,792
El Salvador 0.6%						2,509,605
Republic of El Salvador
Bond	7.375		12-01-19		131,000	138,117
Bond	7.650		06-15-35		88,000	91,221
Bond	7.750		01-24-23		927,000	1,012,748
Bond	8.250		04-10-32		1,163,000	1,267,519

8SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Ethiopia 0.1%						$416,284
Federal Democratic Republic of Ethiopia Bond (S)	6.625		12-11-24		440,000	416,284
Gabon 0.5%						2,015,120
Republic of Gabon
Bond	6.375		12-12-24		277,684	254,356
Bond (S)	6.375		12-12-24		748,000	685,751
Bond (S)	6.950		06-16-25		630,000	581,093
Bond	8.200		12-12-17		480,000	493,920
Georgia 0.2%						602,122
Republic of Georgia Bond (S)	6.875		04-12-21		540,000	602,122
Ghana 0.8%						3,261,116
Republic of Ghana
Bond (S)	7.875		08-07-23		899,000	860,487
Bond	10.750		10-14-30		200,000	235,007
Bond (S)	10.750		10-14-30		1,342,000	1,579,937
Note (S)	9.250		09-15-22		565,000	585,685
Hungary 1.7%						6,475,968
Republic of Hungary
Bond	4.375		07-04-17	EUR	442,000	499,261
Bond	5.375		02-21-23		1,452,000	1,647,730
Bond	5.375		03-25-24		355,000	407,861
Bond	5.750		11-22-23		747,000	871,562
Bond	6.000		01-11-19	EUR	331,000	408,849
Bond	6.375		03-29-21		2,289,000	2,640,705
Indonesia 2.4%						9,334,519
Republic of Indonesia
Bond	3.750		04-25-22		341,000	353,016
Bond	4.750		01-08-26		381,000	414,963
Bond (S)	4.750		01-08-26		2,633,000	2,870,249
Bond	4.875		05-05-21		472,000	513,403
Bond	5.250		01-17-42		1,166,000	1,279,620
Bond	6.625		02-17-37		200,000	251,098
Bond (S)	6.750		01-15-44		158,000	208,298
Bond	7.750		01-17-38		1,447,000	2,028,507
Bond	8.250		07-15-21	IDR	14,080,000,000	1,128,383
Bond	8.500		10-12-35		194,000	286,982
Iraq 0.4%						1,642,012
Republic of Iraq Bond	5.800		01-15-28		2,043,000	1,642,012
Ivory Coast 0.8%						3,210,715
Republic of Ivory Coast
Bond (S)	5.375		07-23-24		479,000	483,081
Bond	5.750		12-31-32		2,787,840	2,727,634
Jamaica 0.2%						761,545
Government of Jamaica
Bond	7.625		07-09-25		400,000	468,000
Bond	8.000		03-15-39		252,000	293,545

SEE NOTES TO FUND'S INVESTMENTS9

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Jordan 0.1%						$220,912
Kingdom of Jordan Bond (S)	5.750		01-31-27		222,000	220,912
Kazakhstan 0.1%						427,247
Republic of Kazakhstan Bond (S)	4.875		10-14-44		423,000	427,247
Kenya 0.3%						1,023,435
Republic of Kenya Bond (S)	6.875		06-24-24		1,026,000	1,023,435
Lebanon 1.5%						5,761,919
Republic of Lebanon
Bond	6.600		11-27-26		2,091,000	2,027,852
Bond	6.650		02-26-30		1,973,000	1,906,806
Bond	6.750		11-29-27		513,000	505,305
Bond	7.050		11-02-35		718,000	710,383
Note	6.250		11-04-24		636,000	611,573
Lithuania 0.1%						216,476
Republic of Lithuania Bond (S)	7.375		02-11-20		184,000	216,476
Mexico 1.4%						5,671,381
Government of Mexico
Bond	3.600		01-30-25		1,042,000	1,060,235
Bond	3.625		03-15-22		617,000	644,148
Bond	4.000		10-02-23		850,000	891,650
Bond	4.125		01-21-26		1,418,000	1,495,990
Bond	4.600		01-23-46		375,000	366,563
Bond	4.750		03-08-44		159,000	158,603
Bond	10.000		12-05-24	MXN	16,022,000	1,054,192
Montenegro 0.1%						505,504
Republic of Montenegro Bond (S)	5.750		03-10-21	EUR	437,000	505,504
Namibia 0.2%						652,373
Republic of Namibia Bond (S)	5.250		10-29-25		628,000	652,373
Nigeria 0.2%						830,795
Federal Republic of Nigeria
Bond (S)	6.375		07-12-23		526,000	507,869
Bond	6.750		01-28-21		325,000	322,926
Oman 0.2%						718,348
Sultanate of Oman Bond (S)	4.750		06-15-26		713,000	718,348
Panama 1.3%						5,239,982
Republic of Panama
Bond	3.750		03-16-25		811,000	857,633
Bond	6.700		01-26-36		934,000	1,236,383
Bond	8.125		04-28-34		472,000	674,960
Bond	9.375		04-01-29		1,627,000	2,471,006
Paraguay 0.2%						727,090
Republic of Paraguay Bond (S)	6.100		08-11-44		658,000	727,090

10SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Peru 1.0%						$3,921,984
Republic of Peru
Bond	4.125		08-25-27		507,000	563,404
Bond	6.550		03-14-37		988,000	1,353,560
Bond	8.750		11-21-33		1,269,000	2,005,020
Philippines 0.4%						1,757,493
Republic of Philippines
Bond	7.750		01-14-31		566,000	854,835
Bond	9.500		02-02-30		540,000	902,658
Poland 1.2%						4,822,572
Republic of Poland
Bond	3.000		03-17-23		234,000	240,809
Bond	3.250		04-06-26		3,491,000	3,623,030
Bond	4.000		01-22-24		533,000	581,610
Bond	5.000		03-23-22		333,000	377,123
Romania 0.4%						1,456,491
Government of Romania
Bond (S)	4.375		08-22-23		536,000	582,203
Bond	4.375		08-22-23		181,000	196,602
Bond (S)	4.875		01-22-24		165,000	184,873
Bond (S)	6.750		02-07-22		415,000	492,813
Russia 2.5%						9,649,452
Government of Russia
Bond	4.875		09-16-23		5,000,000	5,375,380
Bond (S)	5.000		04-29-20		492,000	524,905
Bond	7.000		08-16-23	RUB	82,600,000	1,203,200
Note	4.750		05-27-26		1,600,000	1,692,405
Note	5.000		04-29-20		800,000	853,562
Saudi Arabia 0.3%						1,042,350
Kingdom of Saudi Arabia Bond (S)	3.250		10-26-26		1,057,000	1,042,350
Serbia 0.7%						2,801,756
Republic of Serbia
Bond	4.875		02-25-20		613,000	634,695
Bond (S)	4.875		02-25-20		1,368,000	1,416,564
Bond (S)	5.875		12-03-18		207,000	219,093
Bond	7.250		09-28-21		463,000	531,404
South Africa 0.9%						3,362,306
Republic of South Africa
Bond	4.300		10-12-28		431,000	417,941
Bond	4.665		01-17-24		1,223,000	1,281,704
Bond	5.875		09-16-25		1,273,000	1,428,153
Note	4.875		04-14-26		226,000	234,508
Sri Lanka 1.0%						3,961,441
Republic of Sri Lanka
Bond (S)	5.875		07-25-22		1,900,000	1,935,857
Bond	6.250		07-27-21		606,000	633,385
Bond (S)	6.850		11-03-25		846,000	890,492
Note	6.250		10-04-20		480,000	501,707

SEE NOTES TO FUND'S INVESTMENTS11

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Suriname 0.1%					$495,396
Republic of Suriname Note (S)	9.250		10-26-26	474,000	495,396
Trinidad And Tobago 0.2%					704,079
Republic of Trinidad & Tobago Bond (S)	4.375		01-16-24	680,000	704,079
Turkey 2.1%					8,186,650
Republic of Turkey
Bond	3.250		03-23-23	1,530,000	1,424,476
Bond	4.875		04-16-43	582,000	517,060
Bond	5.750		03-22-24	970,000	1,031,044
Bond	6.000		01-14-41	103,000	106,287
Bond	6.625		02-17-45	265,000	297,041
Bond	6.875		03-17-36	898,000	1,020,936
Bond	7.000		03-11-19	1,317,000	1,424,006
Bond	7.000		06-05-20	522,000	573,743
Bond	7.375		02-05-25	1,530,000	1,792,057
Ukraine 1.9%					7,461,490
Republic of Ukraine
Bond (S)	7.750		09-01-19	4,000	3,988
Bond (S)	7.750		09-01-20	2,922,000	2,895,848
Bond (S)	7.750		09-01-21	1,084,000	1,067,740
Bond (S)	7.750		09-01-22	613,000	599,208
Bond (S)	7.750		09-01-23	979,000	949,728
Bond (S)	7.750		09-01-24	1,388,000	1,336,186
Bond (S)	7.750		09-01-25	636,000	608,792
Uruguay 1.3%					4,892,044
Republic of Uruguay
Bond	4.375		10-27-27	2,604,000	2,750,475
Bond	4.500		08-14-24	393,426	430,408
Bond	5.100		06-18-50	1,719,760	1,711,161
Venezuela 0.4%					1,746,735
Republic of Venezuela
Bond	8.250		10-13-24	905,700	399,414
Bond	13.625		08-15-18	810,000	550,800
Note	7.750		10-13-19	1,569,500	796,521
Zambia 0.2%					655,352
Republic of Zambia
Bond	5.375		09-20-22	200,000	173,774
Bond	8.500		04-14-24	495,000	481,578
Term loans (M) 4.4%					$17,103,982
(Cost $19,391,184)
Australia 0.2%					588,650
FMG Resources August 2006 Pty, Ltd.	3.750		06-30-19	589,204	588,650
Brazil 0.4%					1,634,240
Brazil ECA Trust	6.250		01-10-18	1,600,000	1,634,240
Luxembourg 0.2%					699,634
Accudyne Industries Borrower SCA	4.000		12-13-19	762,195	699,634
United States 3.6%					14,181,458
Axalta Coating Systems US Holdings, Inc.	3.750		02-01-20	673,286	677,952

12SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Beacon Roofing Supply, Inc.	3.500		10-01-22	658,350	$659,996
Blount International, Inc.	7.250		04-12-23	758,700	766,287
Filtration Group, Inc.	4.250		11-21-20	628,998	628,803
Gates Global LLC	4.250		07-06-21	1,228,551	1,210,246
Hostess Brands LLC	4.500		08-03-22	1,267,200	1,275,513
Ineos Styrolution US Holding LLC	4.750		09-14-21	947,453	954,558
MacDermid, Inc.	5.500		06-07-20	1,170,715	1,179,495
Manitowoc Foodservice, Inc.	5.750		03-03-23	354,000	358,648
Reynolds Group Holdings, Inc.	4.250		02-05-23	290,000	290,647
Reynolds Group Holdings, Inc.	4.500		12-01-18	1,016,515	1,018,781
Summit Materials LLC	4.000		07-17-22	711,000	715,444
Texas Competitive Electric Holdings Company LLC	4.646		10-10-17	4,483,433	1,306,024
Texas Competitive Electric Holdings Company LLC	5.000		10-17-17	660,000	665,775
Univision Communications, Inc.	4.000		03-01-20	1,511,962	1,514,320
Vertiv Company			09-29-23	965,000	958,969
				Shares	Value
Common stocks 0.2%					$729,891
(Cost $2,604,374)
United States 0.2%					729,891
Denbury Resources, Inc. (I)				35,700	85,323
EME Reorganization Trust (I)				1,794,196	8,253
Halcon Resources Corp. (I)				36,306	324,939
NRG Energy, Inc.				5,899	62,706
Quiksilver, Inc. (I)				10,027	248,670
Warrants 0.0%					$24,951
(Cost $0)
United States 0.0%					24,951
Halcon Resources Corp. (Expiration Date: 9-9-20) (I)(N)				9,862	24,951
			Yield (%)	Shares	Value
Short-term investments 2.3%					$8,886,099
(Cost $8,886,099)
Money market funds 2.3%					8,886,099
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class			0.5571(Y)	8,886,099	8,886,099
Total investments (Cost $387,579,743)† 98.6%					$384,866,054
Other assets and liabilities, net 1.4%					$5,383,890
Total net assets 100.0%					$390,249,944

SEE NOTES TO FUND'S INVESTMENTS13

Global Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
Key to Security Abbreviations and Legend
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $133,040,682 or 34.1% of the fund's net assets as of 10-31-16.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $389,764,146. Net unrealized depreciation aggregated to $4,898,092, of which $11,703,067 related to appreciated investment securities and $16,601,159 related to depreciated investment securities.

14SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2016, by major security category or type:

	Total value at 10-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$201,364,730	—	$201,364,730	—
Foreign government obligations	156,756,401	—	156,756,401	—
Term loans	17,103,982	—	15,469,742	$1,634,240
Common stocks	729,891	$481,221	—	248,670
Warrants	24,951	24,951	—	—
Short-term investments	8,886,099	—	8,886,099	—
Total investments in securities	$384,866,054	$506,172	$382,476,972	$1,882,910
Other Financial Instruments:
Forward foreign currency contracts	$237,075	—	$237,075	—
Credit default swaps	($57,097)	—	($57,097)	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. The following table summarizes the contracts held at October 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	389,987	USD	437,666	Citibank N.A.	11/10/2016	—	($9,420)	($9,420)
EUR	7,332	USD	8,170	Citibank N.A.	11/10/2016	—	(119)	(119)
EUR	216,300	USD	234,984	Citibank N.A.	11/10/2016	$2,536	—	2,536
EUR	9,980,253	USD	10,933,138	Citibank N.A.	11/10/2016	26,236	—	26,236
EUR	613,858	USD	672,467	Citibank N.A.	11/10/2016	1,614	—	1,614
GBP	2,968	USD	3,689	Citibank N.A.	11/10/2016	—	(56)	(56)
GBP	137,532	USD	167,324	JPMorgan Chase Bank N.A.	11/10/2016	1,042	—	1,042
USD	904,889	COP	2,673,494,500	Citibank N.A.	11/25/2016	19,131	—	19,131
USD	10,343,636	EUR	9,257,500	Citibank N.A.	11/10/2016	177,922	—	177,922
USD	929,391	EUR	831,800	Citibank N.A.	11/10/2016	15,987	—	15,987
USD	443,630	EUR	394,075	Citibank N.A.	11/10/2016	10,894	—	10,894
USD	638,470	EUR	570,735	Citibank N.A.	11/10/2016	11,742	—	11,742
USD	6,278	EUR	5,690	Citibank N.A.	11/10/2016	30	—	30
USD	161,119	EUR	147,929	Citibank N.A.	11/10/2016	—	(1,323)	(1,323)
USD	10,636,553	EUR	9,698,000	Citibank N.A.	12/9/2016	—	(26,556)	(26,556)
USD	681,209	EUR	621,100	Citibank N.A.	12/9/2016	—	(1,701)	(1,701)
USD	182,184	GBP	140,500	Citibank N.A.	11/10/2016	10,185	—	10,185
USD	169,082	GBP	138,900	JPMorgan Chase Bank N.A.	12/9/2016	—	(1,070)	(1,070)
						$277,319	($40,245)	$237,075

Currency abbreviations
BRL	Brazilian Real	GBP	British Pound
COP	Colombian Peso	USD	U.S. Dollar
EUR	Euro

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2016 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of October 31, 2016 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 10-31-2016	USD notional amount	Receive fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase	United Mexican States	2.1788%	$600,000	1.0000%	Jun 2026	($56,571)	($526)	($57,097)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	352Q1	10/16
This report is for the information of the shareholders of John Hancock Global Income Fund.		12/16

John Hancock

Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 10/31/16

Fund's investmentsShort Duration Credit Opportunities Fund

As of 10-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 43.5%					$583,302,395
(Cost $573,419,049)
Consumer discretionary 7.8%					104,742,443
Auto components 0.5%
BorgWarner, Inc.	3.375		03-15-25	3,710,000	3,767,557
Dana Financing Luxembourg Sarl (S)	6.500		06-01-26	920,000	978,650
IHO Verwaltungs GmbH, PIK (S)	4.125		09-15-21	265,000	271,294
IHO Verwaltungs GmbH, PIK (S)	4.500		09-15-23	200,000	202,500
IHO Verwaltungs GmbH, PIK (S)	4.750		09-15-26	250,000	249,375
MPG Holdco I, Inc.	7.375		10-15-22	810,000	825,188
ZF North America Capital, Inc. (S)	4.750		04-29-25	800,000	844,000
Automobiles 0.9%
Fiat Chrysler Automobiles NV	5.250		04-15-23	860,000	877,200
Ford Motor Credit Company LLC	3.157		08-04-20	3,625,000	3,721,121
General Motors Financial Company, Inc.	3.700		05-09-23	3,875,000	3,927,386
Hyundai Capital America (S)	2.550		02-06-19	3,750,000	3,806,108
Hotels, restaurants and leisure 0.6%
Boyd Gaming Corp. (S)	6.375		04-01-26	635,000	679,450
Golden Nugget, Inc. (S)	8.500		12-01-21	608,000	638,400
Landry's, Inc. (S)	6.750		10-15-24	715,000	729,300
Marriott International, Inc.	3.000		03-01-19	3,700,000	3,796,807
MGM Resorts International	6.625		12-15-21	555,000	619,868
Pinnacle Entertainment, Inc. (S)	5.625		05-01-24	1,030,000	1,034,120
Rivers Pittsburgh Borrower LP (S)	6.125		08-15-21	975,000	1,006,688
Household durables 0.4%
CalAtlantic Group, Inc.	5.875		11-15-24	567,000	605,273
Newell Brands, Inc.	3.850		04-01-23	3,525,000	3,740,233
RSI Home Products, Inc. (S)	6.500		03-15-23	890,000	943,400
Media 4.6%
21st Century Fox America, Inc.	6.650		11-15-37	2,750,000	3,570,259
Altice Luxembourg SA (S)	7.750		05-15-22	1,335,000	1,406,756
AMC Entertainment, Inc.	5.750		06-15-25	1,470,000	1,471,838
Cable One, Inc. (S)	5.750		06-15-22	880,000	928,400
Cablevision Systems Corp.	5.875		09-15-22	2,530,000	2,333,925
CBS Corp.	4.850		07-01-42	4,050,000	4,254,363
CCO Holdings LLC (S)	5.500		05-01-26	2,165,000	2,224,538
Charter Communications Operating LLC (S)	6.384		10-23-35	2,175,000	2,500,989
Charter Communications Operating LLC (S)	6.484		10-23-45	3,950,000	4,642,751
Cinemark USA, Inc.	5.125		12-15-22	500,000	513,750
Comcast Corp.	4.250		01-15-33	3,545,000	3,815,331
Discovery Communications LLC	3.300		05-15-22	3,600,000	3,689,917
DISH DBS Corp.	7.750		07-01-26	2,895,000	3,179,086
Gray Television, Inc. (S)	5.125		10-15-24	490,000	475,300
Gray Television, Inc. (S)	5.875		07-15-26	1,070,000	1,064,650
LIN Television Corp.	5.875		11-15-22	1,440,000	1,506,600
Mediacom LLC	7.250		02-15-22	1,225,000	1,274,000
Nexstar Escrow Corp. (S)	5.625		08-01-24	950,000	942,875
Omnicom Group, Inc.	3.625		05-01-22	3,800,000	4,038,298
Quebecor Media, Inc.	5.750		01-15-23	1,125,000	1,175,625
Sinclair Television Group, Inc. (S)	5.625		08-01-24	1,280,000	1,302,400
TEGNA, Inc.	6.375		10-15-23	895,000	946,463
The Interpublic Group of Companies, Inc.	3.750		02-15-23	3,600,000	3,747,265
Time Warner, Inc.	3.600		07-15-25	2,375,000	2,469,048
Time Warner, Inc.	7.625		04-15-31	850,000	1,188,404

2SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Tribune Media Company	5.875		07-15-22		2,105,000	$2,105,000
Unitymedia GmbH (S)	6.125		01-15-25		425,000	443,063
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		445,000	451,119
Viacom, Inc.	3.450		10-04-26		2,300,000	2,287,175
Virgin Media Finance PLC (S)	6.000		10-15-24		1,150,000	1,167,250
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		615,000	611,925
VTR Finance BV (S)	6.875		01-15-24		61,000	63,745
Multiline retail 0.4%
JC Penney Corp., Inc.	7.400		04-01-37		650,000	594,750
Macy's Retail Holdings, Inc.	2.875		02-15-23		2,125,000	2,044,873
Macy's Retail Holdings, Inc.	6.900		04-01-29		1,850,000	2,075,474
Specialty retail 0.2%
L Brands, Inc.	6.875		11-01-35		840,000	890,400
PetSmart, Inc. (S)	7.125		03-15-23		1,175,000	1,229,344
Sally Holdings LLC	5.625		12-01-25		785,000	837,988
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)	9.250		06-15-21		1,190,000	1,261,400
Levi Strauss & Company	5.000		05-01-25		725,000	752,188
Consumer staples 2.5%						32,889,029
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		3,150,000	3,613,538
PepsiCo, Inc.	4.250		10-22-44		3,650,000	3,972,613
Pernod Ricard SA (S)	3.250		06-08-26		2,000,000	2,009,794
Food and staples retailing 0.9%
Albertsons Companies LLC (S)	6.625		06-15-24		515,000	534,313
Boparan Finance PLC	5.500		07-15-21	GBP	125,000	139,613
CVS Pass-Through Trust	6.036		12-10-28		3,147,043	3,656,122
Safeway, Inc.	7.250		02-01-31		1,115,000	1,112,213
The Fresh Market, Inc. (S)	9.750		05-01-23		585,000	498,713
The Kroger Company	6.900		04-15-38		2,750,000	3,732,163
Tops Holding LLC (S)	8.000		06-15-22		925,000	814,000
Walgreens Boots Alliance, Inc.	2.600		06-01-21		1,825,000	1,847,646
Food products 0.5%
Arcor SAIC (S)	6.000		07-06-23		103,000	109,438
Dean Foods Company (S)	6.500		03-15-23		655,000	697,575
ESAL GmbH (S)	6.250		02-05-23		132,000	127,050
Kraft Heinz Foods Company (S)	4.875		02-15-25		1,725,000	1,895,575
Marfrig Holdings Europe BV (S)	8.000		06-08-23		198,000	204,435
Minerva Luxembourg SA (S)	6.500		09-20-26		154,000	150,497
Pilgrim's Pride Corp. (S)	5.750		03-15-25		1,160,000	1,186,100
Pinnacle Foods Finance LLC	5.875		01-15-24		600,000	643,128
Post Holdings, Inc. (S)	5.000		08-15-26		1,385,000	1,343,450
Smithfield Foods, Inc.	6.625		08-15-22		500,000	527,200
Household products 0.2%
Energizer Holdings, Inc. (S)	5.500		06-15-25		710,000	718,875
Spectrum Brands, Inc.	5.750		07-15-25		677,000	732,853
Spectrum Brands, Inc.	6.125		12-15-24		600,000	657,000
Personal products 0.2%
Prestige Brands, Inc. (S)	6.375		03-01-24		470,000	499,375
Revlon Consumer Products Corp.	5.750		02-15-21		615,000	621,150
Revlon Consumer Products Corp. (S)	6.250		08-01-24		820,000	844,600

SEE NOTES TO FUND'S INVESTMENTS3

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy 6.8%					$91,301,234
Energy equipment and services 0.2%
Hornbeck Offshore Services, Inc.	5.000		03-01-21	725,000	431,375
Hornbeck Offshore Services, Inc.	5.875		04-01-20	310,000	199,950
SESI LLC	7.125		12-15-21	1,055,000	1,028,625
Three Gorges Finance I Cayman Islands, Ltd. (S)	3.150		06-02-26	259,000	259,751
Valvoline, Inc. (S)	5.500		07-15-24	480,000	506,400
Oil, gas and consumable fuels 6.6%
Anadarko Petroleum Corp.	6.450		09-15-36	3,250,000	3,859,609
Apache Corp.	5.100		09-01-40	3,800,000	4,084,571
Boardwalk Pipelines LP	3.375		02-01-23	4,150,000	4,036,888
Callon Petroleum Company (S)	6.125		10-01-24	655,000	674,650
CNOOC Finance 2015 USA LLC	3.500		05-05-25	655,000	665,239
Columbia Pipeline Group, Inc.	2.450		06-01-18	3,875,000	3,891,322
Comision Federal de Electricidad (S)	4.750		02-23-27	204,000	207,060
Continental Resources, Inc.	4.500		04-15-23	4,050,000	3,857,625
Continental Resources, Inc.	4.900		06-01-44	1,035,000	881,044
Continental Resources, Inc.	5.000		09-15-22	1,030,000	1,014,550
Cosan Luxembourg SA (S)	7.000		01-20-27	155,000	160,813
Crestwood Midstream Partners LP	6.250		04-01-23	470,000	475,875
Denbury Resources, Inc. (S)	9.000		05-15-21	714,000	735,420
Ecopetrol SA	5.375		06-26-26	266,000	268,394
Ecopetrol SA	5.875		05-28-45	197,000	173,853
Ecopetrol SA	7.375		09-18-43	318,000	324,360
Enterprise Products Operating LLC	3.900		02-15-24	1,750,000	1,831,277
EP Energy LLC	6.375		06-15-23	660,000	448,800
EP Energy LLC	9.375		05-01-20	970,000	759,025
EP PetroEcuador (P)	6.487		09-24-19	544,421	537,616
EQT Midstream Partners LP	4.000		08-01-24	3,650,000	3,606,952
FTS International, Inc.	6.250		05-01-22	940,000	531,100
KazMunayGas National Company JSC (S)	7.000		05-05-20	667,000	739,524
Kinder Morgan, Inc.	5.550		06-01-45	3,250,000	3,362,947
Kinder Morgan, Inc. (S)	5.625		11-15-23	3,850,000	4,260,745
Laredo Petroleum, Inc.	7.375		05-01-22	935,000	963,050
Linn Energy LLC (H)	6.500		09-15-21	390,000	121,875
Linn Energy LLC (H)	7.750		02-01-21	1,235,000	385,938
Marathon Oil Corp.	6.600		10-01-37	860,000	924,092
Marathon Oil Corp.	6.800		03-15-32	435,000	473,136
Marathon Petroleum Corp.	6.500		03-01-41	3,600,000	3,888,907
Midstates Petroleum Company, Inc. (H)	10.750		10-01-20	650,000	6,500
Murphy Oil Corp.	4.700		12-01-22	555,000	526,633
Murphy Oil Corp.	6.125		12-01-42	555,000	520,313
Murphy Oil Corp.	6.875		08-15-24	435,000	459,022
Oasis Petroleum, Inc.	6.875		03-15-22	920,000	910,800
Pertamina Persero PT	5.250		05-23-21	242,000	261,367
Pertamina Persero PT (S)	5.625		05-20-43	513,000	514,584
Pertamina Persero PT	6.000		05-03-42	200,000	210,875
Petrobras Argentina SA (S)	7.375		07-21-23	148,000	151,700
Petrobras Global Finance BV	8.750		05-23-26	1,041,000	1,172,687
Petroleos de Venezuela SA	6.000		05-16-24	663,000	248,890
Petroleos de Venezuela SA	6.000		11-15-26	5,326,305	1,978,563
Petroleos Mexicanos	4.250		01-15-25	336,000	323,400
Petroleos Mexicanos (S)	4.625		09-21-23	89,000	88,760
Petroleos Mexicanos	4.875		01-24-22	156,000	159,479
Petroleos Mexicanos	4.875		01-18-24	383,000	384,620

4SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	5.500		01-21-21	31,000	$33,015
Petroleos Mexicanos	5.500		06-27-44	327,000	284,817
Petroleos Mexicanos	5.625		01-23-46	9,000	7,783
Petroleos Mexicanos	6.000		03-05-20	65,000	70,460
Petroleos Mexicanos (S)	6.375		02-04-21	189,000	206,766
Petroleos Mexicanos	6.375		01-23-45	455,000	433,979
Petroleos Mexicanos	6.500		06-02-41	780,000	758,160
Petroleos Mexicanos	6.625		06-15-35	100,000	100,650
Petroleos Mexicanos (S)	6.750		09-21-47	1,300,000	1,286,870
Petroleos Mexicanos (S)	6.875		08-04-26	342,000	382,322
Petroleos Mexicanos	6.875		08-04-26	484,000	541,064
Petroleos Mexicanos	9.500		09-15-27	97,000	117,370
Petronas Capital, Ltd.	3.500		03-18-25	260,000	274,282
Petronas Capital, Ltd. (S)	3.500		03-18-25	930,000	981,201
Petronas Capital, Ltd. (S)	4.500		03-18-45	468,000	508,536
Phillips 66	4.650		11-15-34	1,950,000	2,065,157
Plains All American Pipeline LP	3.600		11-01-24	3,700,000	3,642,280
QEP Resources, Inc.	5.375		10-01-22	1,455,000	1,440,450
Range Resources Corp. (S)	5.000		03-15-23	785,000	759,488
Schlumberger Holdings Corp. (S)	4.000		12-21-25	3,375,000	3,626,184
Sinopec Capital 2013, Ltd. (S)	3.125		04-24-23	265,000	268,824
Sinopec Group Overseas Development 2012, Ltd. (S)	3.900		05-17-22	1,288,000	1,377,485
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875		05-17-42	200,000	222,299
Sinopec Group Overseas Development 2015, Ltd. (S)	2.750		05-03-21	228,000	232,257
Sinopec Group Overseas Development 2015, Ltd. (S)	3.500		05-03-26	228,000	233,302
SM Energy Company	6.125		11-15-22	985,000	989,925
Southwestern Energy Company	6.700		01-23-25	1,430,000	1,362,075
Spectra Energy Partners LP	3.500		03-15-25	3,700,000	3,733,907
State Oil Company of the Azerbaijan Republic	4.750		03-13-23	1,542,000	1,534,796
State Oil Company of the Azerbaijan Republic	6.950		03-18-30	204,000	221,166
TransCanada PipeLines, Ltd.	1.625		11-09-17	1,800,000	1,803,078
Williams Partners LP	3.600		03-15-22	3,050,000	3,104,857
YPF SA (S)	8.750		04-04-24	187,000	205,878
Financials 7.9%					106,179,978
Banks 4.6%
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800		08-11-26	201,000	198,990
Banco Nacional de Costa Rica (S)	5.875		04-25-21	336,000	348,986
Bank of America Corp.	3.300		01-11-23	6,400,000	6,585,101
Bank of America Corp.	3.950		04-21-25	2,550,000	2,618,817
BPCE SA (S)	5.700		10-22-23	3,450,000	3,737,961
Citigroup, Inc.	1.800		02-05-18	300,000	300,566
Citigroup, Inc.	4.400		06-10-25	4,850,000	5,124,025
Citigroup, Inc.	4.600		03-09-26	5,475,000	5,824,042
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	3,700,000	3,653,750
JPMorgan Chase & Co.	2.250		01-23-20	3,875,000	3,907,376
JPMorgan Chase & Co.	2.700		05-18-23	3,425,000	3,436,744
Lloyds Banking Group PLC	4.582		12-10-25	3,675,000	3,747,214
Mizuho Financial Group, Inc.	2.273		09-13-21	3,675,000	3,647,279
Royal Bank of Scotland Group PLC	6.100		06-10-23	3,325,000	3,447,440
Santander UK PLC (S)	5.000		11-07-23	2,000,000	2,071,846
The PNC Financial Services Group, Inc.	3.900		04-29-24	3,980,000	4,225,717
Turkiye Garanti Bankasi AS (S)	5.250		09-13-22	197,000	198,616

SEE NOTES TO FUND'S INVESTMENTS5

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Turkiye Is Bankasi (S)	5.500		04-21-22	61,000	$60,803
Wells Fargo & Company	2.100		07-26-21	7,800,000	7,761,725
Wells Fargo & Company	3.450		02-13-23	1,550,000	1,591,467
Capital markets 0.8%
1MDB Global Investments, Ltd.	4.400		03-09-23	1,000,000	876,626
Deutsche Bank AG	3.700		05-30-24	3,825,000	3,664,339
Morgan Stanley	4.875		11-01-22	3,700,000	4,064,620
The Goldman Sachs Group, Inc.	2.350		11-15-21	2,275,000	2,263,236
Consumer finance 1.3%
American Express Company	3.625		12-05-24	3,850,000	3,988,007
Capital One Bank USA NA	3.375		02-15-23	3,300,000	3,371,782
Capital One Financial Corp.	6.750		09-15-17	3,650,000	3,814,962
Discover Bank	4.250		03-13-26	3,800,000	4,034,544
Synchrony Financial	3.700		08-04-26	1,900,000	1,872,509
Insurance 1.1%
American International Group, Inc.	3.875		01-15-35	5,575,000	5,420,182
Chubb INA Holdings, Inc.	3.350		05-15-24	5,475,000	5,784,754
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	3,450,000	3,775,577
Thrifts and mortgage finance 0.1%
Quicken Loans, Inc. (S)	5.750		05-01-25	770,000	760,375
Health care 2.4%					32,139,197
Biotechnology 0.4%
Gilead Sciences, Inc.	4.500		02-01-45	3,300,000	3,439,409
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26	2,700,000	2,655,623
Health care equipment and supplies 0.8%
CR Bard, Inc.	3.000		05-15-26	3,875,000	3,881,506
Kinetic Concepts, Inc. (S)	9.625		10-01-21	1,015,000	978,206
Medtronic, Inc.	3.150		03-15-22	2,525,000	2,658,083
Medtronic, Inc.	4.625		03-15-45	950,000	1,076,511
Zimmer Biomet Holdings, Inc.	3.150		04-01-22	1,775,000	1,818,630
Health care providers and services 0.7%
Amsurg Corp.	5.625		07-15-22	775,000	790,500
Community Health Systems, Inc.	6.875		02-01-22	1,575,000	1,173,375
HCA, Inc.	5.250		06-15-26	1,215,000	1,270,283
HCA, Inc.	5.375		02-01-25	1,555,000	1,589,599
HealthSouth Corp.	5.750		11-01-24	1,400,000	1,443,750
IASIS Healthcare LLC	8.375		05-15-19	1,085,000	1,033,463
MEDNAX, Inc. (S)	5.250		12-01-23	710,000	741,950
RegionalCare Hospital Partners Holdings, Inc. (S)	8.250		05-01-23	480,000	486,600
Team Health, Inc. (S)	7.250		12-15-23	795,000	898,350
Pharmaceuticals 0.5%
Actavis Funding SCS	3.450		03-15-22	1,050,000	1,091,696
Actavis Funding SCS	4.550		03-15-35	710,000	733,650
Endo Finance LLC (S)	6.000		02-01-25	1,425,000	1,200,563
Mallinckrodt International Finance SA (S)	5.625		10-15-23	1,340,000	1,259,600
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23	1,965,000	1,513,050
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20	460,000	404,800
Industrials 3.2%					43,230,903
Aerospace and defense 0.4%
Summit Materials LLC	6.125		07-15-23	735,000	753,375

6SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Aerospace and defense (continued)
Textron, Inc.	3.650		03-01-21		3,700,000	$3,880,593
Air freight and logistics 0.2%
FedEx Corp.	5.100		01-15-44		1,800,000	2,053,258
XPO Logistics, Inc. (S)	6.500		06-15-22		1,145,000	1,190,800
Building products 0.3%
Cleaver-Brooks, Inc. (S)	8.750		12-15-19		1,115,000	1,165,175
Griffon Corp.	5.250		03-01-22		1,530,000	1,549,125
Masonite International Corp. (S)	5.625		03-15-23		485,000	501,975
NCI Building Systems, Inc. (S)	8.250		01-15-23		665,000	727,344
Commercial services and supplies 0.4%
Pitney Bowes, Inc.	4.625		03-15-24		3,675,000	3,782,009
Republic Services, Inc.	3.550		06-01-22		1,875,000	2,002,294
Construction and engineering 0.2%
AECOM	5.750		10-15-22		755,000	792,433
MasTec, Inc.	4.875		03-15-23		1,700,000	1,655,375
Electrical equipment 0.1%
Artesyn Embedded Technologies, Inc. (S)	9.750		10-15-20		625,000	553,125
CeramTec Group GmbH	8.250		08-15-21	EUR	375,000	436,354
EnerSys (S)	5.000		04-30-23		835,000	855,875
Machinery 0.1%
Manitowoc Foodservice, Inc.	9.500		02-15-24		500,000	573,750
SPX FLOW, Inc. (S)	5.625		08-15-24		1,200,000	1,216,500
Road and rail 0.9%
Burlington Northern Santa Fe LLC	4.400		03-15-42		3,340,000	3,630,517
ERAC USA Finance LLC (S)	7.000		10-15-37		2,925,000	3,886,641
Ryder System, Inc.	2.450		09-03-19		3,800,000	3,866,287
Trading companies and distributors 0.6%
Air Lease Corp.	3.875		04-01-21		3,575,000	3,782,422
GATX Corp.	2.600		03-30-20		3,875,000	3,911,007
WESCO Distribution, Inc.	5.375		12-15-21		455,000	464,669
Information technology 2.2%						30,039,701
Communications equipment 0.1%
Seagate HDD Cayman	4.875		06-01-27		1,636,000	1,478,769
Electronic equipment, instruments and components 0.5%
Corning, Inc.	1.500		05-08-18		2,950,000	2,947,997
Ingram Micro, Inc.	4.950		12-15-24		3,450,000	3,476,720
Internet software and services 0.6%
Alphabet, Inc.	1.998		08-15-26		3,775,000	3,636,254
Inception Merger Sub, Inc. (S)	8.625		11-15-24		465,000	465,581
Tencent Holdings, Ltd. (S)	2.875		02-11-20		3,625,000	3,702,843
IT services 0.0%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		37,000	36,260
Semiconductors and semiconductor equipment 0.1%
Lam Research Corp.	2.800		06-15-21		2,100,000	2,138,573
Software 0.5%
Nuance Communications, Inc. (S)	5.375		08-15-20		525,000	539,438
Oracle Corp.	2.650		07-15-26		3,650,000	3,606,364
Oracle Corp.	4.300		07-08-34		1,925,000	2,064,763
PTC, Inc.	6.000		05-15-24		595,000	629,213

SEE NOTES TO FUND'S INVESTMENTS7

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	3.850		05-04-43	1,775,000	$1,749,767
Diamond 1 Finance Corp. (S)	5.875		06-15-21	356,000	373,345
Diamond 1 Finance Corp. (S)	7.125		06-15-24	390,000	427,300
Diebold, Inc. (S)	8.500		04-15-24	755,000	800,111
NCR Corp.	5.000		07-15-22	570,000	578,903
Western Digital Corp. (S)	10.500		04-01-24	1,200,000	1,387,500
Materials 3.3%					43,538,008
Chemicals 0.7%
Chemtura Corp.	5.750		07-15-21	1,320,000	1,376,100
Eastman Chemical Company	4.650		10-15-44	1,775,000	1,785,923
Equate Petrochemical BV (S)	4.250		11-03-26	388,000	384,600
OCP SA (S)	5.625		04-25-24	285,000	306,432
The Mosaic Company	4.250		11-15-23	3,500,000	3,591,903
Trinseo Materials Operating SCA (S)	6.750		05-01-22	880,000	928,400
Versum Materials, Inc. (S)	5.500		09-30-24	690,000	705,525
Construction materials 0.2%
Cemex SAB de CV (S)	5.700		01-11-25	86,000	87,505
Cemex SAB de CV (S)	6.125		05-05-25	50,000	51,750
Standard Industries, Inc. (S)	5.375		11-15-24	790,000	815,675
U.S. Concrete, Inc.	6.375		06-01-24	880,000	915,200
Containers and packaging 0.9%
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	1,430,000	1,508,650
Ball Corp.	5.250		07-01-25	460,000	489,900
Berry Plastics Corp.	6.000		10-15-22	400,000	423,748
BWAY Holding Company (S)	9.125		08-15-21	960,000	1,003,200
Cascades, Inc. (S)	5.500		07-15-22	890,000	908,361
International Paper Company	4.400		08-15-47	4,625,000	4,507,960
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23	995,000	1,060,297
Packaging Corp. of America	3.900		06-15-22	1,850,000	1,946,675
Metals and mining 1.2%
Anglo American Capital PLC (S)	4.125		09-27-22	1,005,000	994,950
ArcelorMittal	8.000		10-15-39	1,080,000	1,161,000
BHP Billiton Finance USA, Ltd. (6.750% to 10-19-25, then 5 Year U.S. Swap Rate + 5.093%) (S)	6.750		10-19-75	3,225,000	3,652,313
Corporacion Nacional del Cobre de Chile (S)	3.000		07-17-22	1,692,000	1,670,957
Corporacion Nacional del Cobre de Chile (S)	4.500		08-13-23	1,200,000	1,271,224
Corporacion Nacional del Cobre de Chile (S)	4.500		09-16-25	218,000	226,596
Freeport-McMoRan, Inc.	3.550		03-01-22	995,000	910,425
Freeport-McMoRan, Inc.	5.400		11-14-34	600,000	516,750
GTL Trade Finance, Inc. (S)	5.893		04-29-24	82,000	81,155
Kaiser Aluminum Corp.	5.875		05-15-24	655,000	691,844
Newmont Mining Corp.	6.250		10-01-39	3,450,000	4,063,151
Signode Industrial Group Lux SA (S)	6.375		05-01-22	995,000	1,004,950
Vedanta Resources PLC (S)	6.000		01-31-19	268,000	266,687
Paper and forest products 0.3%
Boise Cascade Company (S)	5.625		09-01-24	970,000	980,913
Louisiana-Pacific Corp. (S)	4.875		09-15-24	905,000	889,163
Mercer International, Inc.	7.750		12-01-22	1,125,000	1,184,063
Norbord, Inc. (S)	6.250		04-15-23	1,105,000	1,174,063
Real estate 1.7%					22,069,592
Equity real estate investment trusts 1.7%
AvalonBay Communities, Inc.	3.450		06-01-25	1,700,000	1,765,860

8SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Corporate Office Properties LP	3.600		05-15-23	3,800,000	$3,764,808
Crown Castle International Corp.	2.250		09-01-21	2,175,000	2,157,041
DDR Corp.	3.500		01-15-21	3,545,000	3,659,426
Digital Realty Trust LP	4.750		10-01-25	3,300,000	3,547,447
Kimco Realty Corp.	3.200		05-01-21	3,450,000	3,583,425
Select Income REIT	4.150		02-01-22	3,550,000	3,591,585
Telecommunication services 2.1%					28,707,902
Diversified telecommunication services 1.9%
AT&T, Inc.	3.000		06-30-22	1,850,000	1,876,189
AT&T, Inc.	6.000		08-15-40	3,100,000	3,539,999
Cablevision SA (S)	6.500		06-15-21	143,000	148,720
CenturyLink, Inc.	5.800		03-15-22	460,000	466,900
CenturyLink, Inc.	7.650		03-15-42	885,000	787,650
Cogent Communications Group, Inc. (S)	5.375		03-01-22	500,000	513,750
CyrusOne LP	6.375		11-15-22	765,000	810,900
Frontier Communications Corp.	6.250		09-15-21	925,000	878,750
Frontier Communications Corp.	9.000		08-15-31	1,554,000	1,351,980
GCI, Inc.	6.875		04-15-25	670,000	680,050
Level 3 Communications, Inc.	5.750		12-01-22	760,000	782,800
SFR Group SA (S)	7.375		05-01-26	1,275,000	1,287,750
T-Mobile USA, Inc.	6.500		01-15-26	1,020,000	1,124,550
T-Mobile USA, Inc.	6.731		04-28-22	385,000	403,288
UPCB Finance IV, Ltd. (S)	5.375		01-15-25	860,000	872,900
Verizon Communications, Inc.	1.750		08-15-21	1,950,000	1,909,684
Verizon Communications, Inc.	5.150		09-15-23	2,050,000	2,341,280
Verizon Communications, Inc.	6.400		09-15-33	2,450,000	3,058,225
Wind Acquisition Finance SA (S)	4.750		07-15-20	435,000	437,175
Wind Acquisition Finance SA (S)	7.375		04-23-21	1,090,000	1,117,250
Windstream Services LLC	7.500		04-01-23	995,000	932,813
Wireless telecommunication services 0.2%
Digicel Group, Ltd. (S)	7.125		04-01-22	566,000	451,385
Digicel Group, Ltd. (S)	8.250		09-30-20	143,000	126,269
Sprint Capital Corp.	8.750		03-15-32	2,740,000	2,807,645
Utilities 3.6%					48,464,408
Electric utilities 1.9%
Duke Energy Corp.	3.750		09-01-46	3,775,000	3,601,988
Entergy Louisiana LLC	3.050		06-01-31	4,600,000	4,621,385
Eskom Holdings SOC, Ltd. (S)	7.125		02-11-25	894,000	924,968
Eversource Energy	2.500		03-15-21	2,325,000	2,358,733
Georgia Power Company	4.300		03-15-42	3,850,000	4,084,072
Oncor Electric Delivery Company LLC	2.150		06-01-19	3,600,000	3,642,048
South Carolina Electric & Gas Company	4.100		06-15-46	3,500,000	3,645,607
Talen Energy Supply LLC (S)	4.625		07-15-19	1,920,000	1,824,000
The Southern Company	1.550		07-01-18	1,225,000	1,227,074
Independent power and renewable electricity producers 0.8%
Calpine Corp.	5.750		01-15-25	1,586,000	1,542,385
Dynegy, Inc.	6.750		11-01-19	1,425,000	1,442,228
Exelon Generation Company LLC	5.600		06-15-42	3,575,000	3,674,850
GenOn Energy, Inc.	9.500		10-15-18	2,735,000	2,194,838
NRG Energy, Inc.	6.250		07-15-22	1,745,000	1,749,363
NRG Energy, Inc. (S)	6.625		01-15-27	480,000	449,549

SEE NOTES TO FUND'S INVESTMENTS9

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date		Par value^		Value
Utilities (continued)
Multi-utilities 0.9%
Ameren Corp.	2.700		11-15-20			3,500,000	$3,602,771
Dominion Gas Holdings LLC	4.800		11-01-43			1,850,000	1,982,517
DTE Energy Company	3.850		12-01-23			3,200,000	3,447,386
WEC Energy Group, Inc.	2.450		06-15-20			2,400,000	2,448,646
U.S. Government and Agency obligations 1.8%							$24,649,659
(Cost $24,640,917)
U.S. Government Agency 1.8%							24,649,659
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	1.938		05-01-43		1,555,863		1,603,002
30 Yr Pass Thru (P)	2.176		12-01-42		1,680,835		1,724,245
30 Yr Pass Thru (P)	2.451		09-01-43		1,500,000		1,542,510
30 Yr Pass Thru (P)	2.618		01-01-37		309,848		326,013
Federal National Mortgage Association
30 Yr Pass Thru (P)	2.558		04-01-44		1,671,417		1,763,659
30 Yr Pass Thru (P)	2.726		10-01-38		472,615		499,972
30 Yr Pass Thru (P)	2.727		04-01-37		1,337,371		1,401,708
30 Yr Pass Thru (P)	2.782		01-01-37		74,122		78,445
30 Yr Pass Thru (C)	3.500			TBA	8,275,000		8,687,846
30 Yr Pass Thru (C)	4.000			TBA	6,225,000		6,665,642
Government National Mortgage Association
30 Yr Pass Thru	4.500		01-15-40		193,225		214,306
30 Yr Pass Thru	6.000		08-15-35		123,518		142,311
Foreign government obligations 7.4%							$98,937,468
(Cost $97,279,222)
Angola 0.1%							615,043
Republic of Angola
Bond	9.500		11-12-25			200,000	195,816
Bond (S)	9.500		11-12-25			126,000	123,285
Note	7.000		08-16-19			296,250	295,942
Argentina 0.5%							7,024,798
Republic of Argentina
Bond	4.740		12-31-38		EUR	536,000	371,865
Bond (P)	5.250		12-31-38			1,341,000	916,574
Bond	7.625		04-22-46			22,000	24,024
Bond	7.820		12-31-33		EUR	3,444,740	4,058,727
Bond	8.280		12-31-33			368,736	401,185
GDP-Linked Note (I)	4.530	*	12-15-35		EUR	11,065,957	1,252,423
Azerbaijan 0.1%							840,797
Republic of Azerbaijan Bond (S)	4.750		03-18-24			814,000	840,797
Bahrain 0.0%							375,950
Kingdom of Bahrain Bond (S)	7.000		10-12-28			365,000	375,950
Brazil 0.4%							5,710,431
Brazil Minas SPE Bond	5.333		02-15-28			2,147,000	2,104,060
Federative Republic of Brazil
Bond	2.625		01-05-23			932,000	861,168
Bond	4.250		01-07-25			412,000	407,880
Bond	4.875		01-22-21			304,000	321,632
Bond	5.000		01-27-45			1,489,000	1,314,043
Bond	5.625		01-07-41			432,000	416,880

10SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Brazil (continued)
Bond	6.000		04-07-26		258,000	$284,768
Colombia 0.2%						2,647,558
Bogota Distrito Capital Bond	9.750		07-26-28	COP	1,355,000,000	474,169
Republic of Colombia
Bond	2.625		03-15-23		477,000	461,021
Bond	4.000		02-26-24		233,000	241,738
Bond	7.375		09-18-37		57,000	72,960
Bond	8.125		05-21-24		476,000	615,825
Bond	10.375		01-28-33		278,000	430,900
Bond	11.750		02-25-20		271,000	350,945
Costa Rica 0.2%						2,691,614
Republic of Costa Rica
Bond	4.250		01-26-23		1,562,000	1,511,235
Bond (S)	4.375		04-30-25		479,000	455,879
Bond (S)	7.000		04-04-44		700,000	724,500
Croatia 0.2%						2,856,346
Republic of Croatia
Bond	5.500		04-04-23		200,000	218,144
Bond (S)	5.500		04-04-23		368,000	401,120
Bond (S)	6.000		01-26-24		244,000	275,354
Bond	6.375		03-24-21		1,200,000	1,332,784
Bond (S)	6.375		03-24-21		171,000	189,810
Bond	6.625		07-14-20		396,000	439,134
Dominican Republic 0.3%						4,080,646
Government of Dominican Republic
Bond	5.500		01-27-25		377,000	383,598
Bond (S)	5.875		04-18-24		862,000	896,480
Bond	6.600		01-28-24		998,000	1,082,830
Bond	6.875		01-29-26		233,000	255,718
Bond	7.500		05-06-21		1,329,000	1,462,020
Ecuador 0.1%						1,374,719
Republic of Ecuador
Bond	7.950		06-20-24		351,000	330,818
Bond (S)	7.950		06-20-24		426,000	401,505
Bond (S)	10.750		03-28-22		606,000	642,396
Egypt 0.1%						823,016
Arab Republic of Egypt Bond (S)	5.875		06-11-25		888,000	823,016
El Salvador 0.1%						1,568,696
Republic of El Salvador
Bond	6.375		01-18-27		52,000	51,740
Bond (S)	7.375		12-01-19		180,000	189,837
Bond	7.650		06-15-35		934,000	968,184
Bond	7.750		01-24-23		140,000	152,950
Bond	8.250		04-10-32		189,000	205,985
Ethiopia 0.0%						267,746
Federal Democratic Republic of Ethiopia Bond (S)	6.625		12-11-24		283,000	267,746
Gabon 0.1%						1,302,634

SEE NOTES TO FUND'S INVESTMENTS11

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Gabon (continued)
Republic of Gabon
Bond (S)	6.375		12-12-24	314,000	$287,869
Bond (S)	6.950		06-16-25	488,000	450,117
Bond	8.200		12-12-17	271,000	278,859
Note	6.375		12-12-24	312,000	285,789
Ghana 0.2%					1,982,096
Republic of Ghana
Bond (S)	9.250		09-15-22	360,000	373,180
Bond	10.750		10-14-30	200,000	235,007
Bond (S)	10.750		10-14-30	1,167,000	1,373,909
Hungary 0.3%					3,978,803
Republic of Hungary
Bond	5.375		02-21-23	1,372,000	1,556,946
Bond	5.375		03-25-24	465,000	534,240
Bond	5.750		11-22-23	371,000	432,864
Bond	6.375		03-29-21	1,261,000	1,454,753
Indonesia 0.4%					5,431,535
Republic of Indonesia
Bond	4.750		01-08-26	1,045,000	1,139,161
Bond	4.875		05-05-21	1,291,000	1,404,014
Bond	5.250		01-17-42	673,000	736,957
Bond	5.375		10-17-23	225,000	254,268
Bond	5.875		01-15-24	985,000	1,142,682
Bond	6.750		01-15-44	101,000	133,152
Bond	8.500		10-12-35	420,000	621,301
Iraq 0.1%					1,223,271
Republic of Iraq Bond	5.800		01-15-28	1,522,000	1,223,271
Ivory Coast 0.2%					2,129,073
Republic of Ivory Coast
Bond (S)	5.375		07-23-24	300,000	302,556
Bond	5.750		12-31-32	306,900	300,272
Bond (S)	6.375		03-03-28	1,463,000	1,526,245
Jamaica 0.1%					740,851
Government of Jamaica Bond	8.000		03-15-39	636,000	740,851
Jordan 0.0%					140,726
Kingdom of Jordan Bond (S)	5.750		01-31-27	142,000	140,726
Kazakhstan 0.1%					1,649,788
Republic of Kazakhstan
Bond (S)	3.875		10-14-24	336,000	347,343
Bond (S)	5.125		07-21-25	486,000	538,376
Bond	5.125		07-21-25	690,000	764,069
Kenya 0.1%					863,294
Republic of Kenya
Bond (S)	5.875		06-24-19	505,000	522,402
Bond (S)	6.875		06-24-24	3,000	2,993
Bond	6.875		06-24-24	339,000	337,899
Lebanon 0.3%					3,471,083

12SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Lebanon (continued)
Republic of Lebanon
Bond	6.250		11-04-24		409,000	$393,291
Bond	6.600		11-27-26		962,000	932,948
Bond	6.650		02-26-30		1,410,000	1,362,695
Bond	6.750		11-29-27		330,000	325,050
Bond	7.050		11-02-35		462,000	457,099
Lithuania 0.0%						127,062
Republic of Lithuania Bond (S)	7.375		02-11-20		108,000	127,062
Mexico 0.3%						3,949,816
Government of Mexico
Bond	3.600		01-30-25		2,315,000	2,355,513
Bond	4.000		10-02-23		230,000	241,270
Bond	4.125		01-21-26		1,187,000	1,252,285
Bond	4.750		03-08-44		101,000	100,748
Montenegro 0.0%						355,489
Republic of Montenegro Bond (S)	5.750		03-10-21	EUR	308,000	355,489
Namibia 0.0%						460,193
Republic of Namibia Bond (S)	5.250		10-29-25		443,000	460,193
Nigeria 0.0%						353,329
Federal Republic of Nigeria Bond	6.375		07-12-23		366,000	353,329
Oman 0.0%						468,488
Sultanate of Oman Bond (S)	4.750		06-15-26		465,000	468,488
Panama 0.3%						3,424,419
Republic of Panama
Bond	3.750		03-16-25		656,000	693,720
Bond	4.875		02-05-21		2,000,000	2,151,800
Bond	6.700		01-26-36		61,000	80,749
Bond	9.375		04-01-29		328,000	498,150
Paraguay 0.1%						651,950
Republic of Paraguay Bond (S)	6.100		08-11-44		590,000	651,950
Peru 0.2%						2,498,869
Republic of Peru
Bond	4.125		08-25-27		919,000	1,021,239
Bond	6.550		03-14-37		337,000	461,690
Bond	8.750		11-21-33		643,000	1,015,940
Philippines 0.1%						1,356,200
Republic of Philippines
Bond	3.950		01-20-40		893,000	961,693
Bond	4.200		01-21-24		353,000	394,507
Poland 0.2%						2,689,807
Republic of Poland
Bond	3.000		03-17-23		149,000	153,336
Bond	3.250		04-06-26		1,739,000	1,804,625
Bond	4.000		01-22-24		277,000	302,262

SEE NOTES TO FUND'S INVESTMENTS13

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Poland (continued)
Bond	5.000		03-23-22	142,000	$160,815
Bond	5.125		04-21-21	238,000	268,769
Republic of Georgia 0.0%					419,255
Republic of Georgia Bond (S)	6.875		04-12-21	376,000	419,255
Romania 0.0%					516,043
Government of Romania
Bond (S)	4.875		01-22-24	114,000	127,730
Bond (S)	6.750		02-07-22	327,000	388,313
Russia 0.4%					5,502,734
Government of Russia
Bond	4.750		05-27-26	1,200,000	1,269,304
Bond	4.875		09-16-23	3,000,000	3,225,228
Bond (S)	5.000		04-29-20	945,000	1,008,202
Saudi Arabia 0.1%					666,631
Kingdom of Saudi Arabia Bond (S)	3.250		10-26-26	676,000	666,631
Serbia 0.1%					1,840,169
Republic of Serbia
Bond	4.875		02-25-20	1,034,000	1,070,595
Bond	5.875		12-03-18	379,000	401,149
Bond	7.250		09-28-21	321,000	368,425
South Africa 0.2%					2,179,526
Republic of South Africa
Bond	4.875		04-14-26	70,000	72,635
Bond	5.875		09-16-25	1,878,000	2,106,891
Sri Lanka 0.2%					2,546,102
Republic of Sri Lanka
Bond (S)	5.875		07-25-22	668,000	680,607
Bond (S)	6.125		06-03-25	393,000	394,016
Bond	6.250		10-04-20	307,000	320,815
Bond	6.250		07-27-21	477,000	499,110
Bond (S)	6.850		11-03-25	619,000	651,554
Suriname 0.0%					316,635
Republic of Suriname Bond (S)	9.250		10-26-26	303,000	316,635
Trinidad And Tobago 0.0%					343,756
Republic of Trinidad & Tobago Bond (S)	4.375		01-16-24	332,000	343,756
Turkey 0.4%					5,153,392
Republic of Turkey
Bond	3.250		03-23-23	208,000	193,654
Bond	4.875		04-16-43	367,000	326,050
Bond	6.000		01-14-41	3,281,000	3,385,697
Bond	6.875		03-17-36	859,000	976,597
Bond	7.000		03-11-19	251,000	271,394
Ukraine 0.4%					4,939,958
Republic of Ukraine
Bond (S)	7.750		09-01-21	730,000	719,050
Bond (S)	7.750		09-01-24	233,000	224,302

14SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Ukraine (continued)
Bond (S)	7.750		09-01-25	518,000	$495,840
Note (S)	7.750		09-01-19	3,000	2,991
Note (S)	7.750		09-01-20	1,350,000	1,337,918
Note (S)	7.750		09-01-22	187,000	182,793
Note (S)	7.750		09-01-23	2,038,000	1,977,064
Uruguay 0.2%					3,293,385
Republic of Uruguay
Bond	4.125		11-20-45	197,000	179,960
Bond	4.375		10-27-27	647,000	683,394
Bond	5.100		06-18-50	2,442,242	2,430,031
Venezuela 0.0%					607,179
Republic of Venezuela
Bond	8.250		10-13-24	605,500	267,026
Bond	9.000		05-07-23	267,000	122,553
Bond	13.625		08-15-18	320,000	217,600
Zambia 0.0%					486,567
Republic of Zambia Bond	5.375		09-20-22	560,000	486,567
Term loans (M) 23.1%					$310,360,498
(Cost $319,105,407)
Consumer discretionary 6.7%					89,626,950
Auto components 0.2%
The Goodyear Tire & Rubber Company	3.860		04-30-19	1,007,000	1,012,982
TI Group Automotive Systems LLC	4.500		06-30-22	1,857,240	1,856,460
Automobiles 0.1%
FCA US LLC	3.250		12-31-18	1,581,641	1,582,305
Commercial services and supplies 0.3%
Henry Company LLC	5.500		10-05-23	1,475,000	1,476,224
Prime Security Services Borrower LLC	4.750		05-02-22	1,671,810	1,683,446
Diversified consumer services 0.2%
The ServiceMaster Company LLC	4.250		07-01-21	1,918,481	1,919,690
Hotels, restaurants and leisure 1.3%
Boyd Gaming Corp.	3.524		09-15-23	827,000	832,739
Boyd Gaming Corp.	4.000		08-14-20	729,292	734,762
CityCenter Holdings LLC	4.250		10-16-20	2,500,416	2,513,443
ESH Hospitality, Inc.	3.750		08-30-23	1,028,000	1,033,274
Four Seasons Holdings, Inc.	3.588		06-27-20	1,156,564	1,161,260
Golden Nugget, Inc.	4.500		11-21-19	2,901,353	2,932,194
Hilton Worldwide Finance LLC	3.034		10-25-23	1,978,187	1,987,405
Hilton Worldwide Finance LLC	3.500		10-26-20	242,419	243,328
Landry's, Inc.	4.000		10-04-23	1,738,000	1,747,420
New Red Finance, Inc.	3.750		12-10-21	1,726,536	1,733,736
Scientific Games International, Inc.	6.000		10-18-20	2,828,030	2,843,047
Household durables 0.1%
Libbey Glass, Inc.	3.750		04-09-21	1,727,746	1,734,225
Media 3.5%
AMC Entertainment, Inc.	4.000		12-15-22	3,590,040	3,601,995
Charter Communications Operating LLC	3.500		01-24-23	1,492,500	1,500,992
Cogeco Communications USA LP	3.250		11-30-19	1,764,163	1,766,915
Creative Artists Agency LLC	5.000		12-17-21	2,265,410	2,279,569
CSC Holdings LLC	3.876		10-11-24	2,345,395	2,352,736
Cumulus Media Holdings, Inc.	4.250		12-23-20	2,905,725	1,997,686

SEE NOTES TO FUND'S INVESTMENTS15

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Delta 2 Lux Sarl	4.750			07-30-21	2,515,000	$2,518,496
Entercom Radio LLC (T)			TBD	10-25-23	500,000	502,500
Hubbard Radio LLC	4.250			05-27-22	2,734,750	2,684,321
Lions Gate Entertainment Corp. (T)			TBD	10-12-23	1,100,000	1,098,163
MGOC, Inc.	4.000			07-31-20	4,714,193	4,713,203
Mission Broadcasting, Inc. (T)			TBD	09-26-23	250,364	251,303
Mission Broadcasting, Inc.	3.750			10-01-20	1,476,357	1,480,358
Nexstar Broadcasting, Inc. (T)			TBD	09-21-23	2,809,636	2,820,173
Nexstar Broadcasting, Inc.	3.750			10-01-20	1,673,756	1,678,292
Nielsen Finance LLC	3.031			09-23-23	1,020,000	1,023,988
Quebecor Media, Inc.	3.317			08-17-20	1,465,000	1,460,722
Tribune Media Company	3.750			12-27-20	3,006,900	3,021,183
Univision Communications, Inc.	4.000			03-01-20	5,540,237	5,547,901
Virgin Media Investment Holdings, Ltd.	3.500			06-30-23	2,643,768	2,654,026
WMG Acquisition Corp. (T)			TBD	07-01-20	1,425,000	1,421,951
Multiline retail 0.3%
Hudson's Bay Company	4.250			09-30-22	1,110,599	1,118,462
JC Penney Corp., Inc.	5.250			06-23-23	3,295,232	3,314,179
Specialty retail 0.7%
Bass Pro Group LLC	4.000			06-05-20	1,512,323	1,511,068
J Crew Group, Inc.	4.000			03-05-21	2,131,395	1,622,226
KAR Auction Services, Inc.	4.375			03-09-23	1,004,950	1,015,311
Michaels Stores, Inc.	3.750			01-27-23	1,528,929	1,540,121
Petco Animal Supplies, Inc.	5.000			01-26-23	1,996,910	2,012,825
PetSmart, Inc.	4.000			03-11-22	2,084,260	2,088,345
Consumer staples 0.9%						12,683,881
Food and staples retailing 0.5%
Albertsons LLC	4.500			08-25-21	3,974,042	4,002,178
Hearthside Group Holdings LLC	4.500			06-02-21	2,420,749	2,426,801
Food products 0.2%
Hostess Brands LLC	4.500			08-03-22	3,296,700	3,318,326
Hostess Brands LLC	8.500			08-03-23	360,000	362,027
Personal products 0.2%
Revlon Consumer Products Corp.	4.250			09-07-23	2,570,000	2,574,549
Energy 1.0%						13,628,511
Electrical equipment 0.4%
Avago Technologies Cayman Finance, Ltd.	3.535			02-01-23	5,895,225	5,953,352
Energy equipment and services 0.1%
Paragon Offshore Finance Company (H)	5.250			07-18-21	1,481,250	512,883
Southcross Holdings Borrower LP	3.500			04-13-23	222,503	185,790
Oil, gas and consumable fuels 0.5%
EP Energy LLC	9.750			06-30-21	2,532,491	2,589,472
FTS International, Inc.	5.750			04-16-21	1,271,000	739,900
Granite Acquisition, Inc.	5.000			12-19-21	3,687,828	3,647,114
Financials 0.3%						3,899,926
Capital markets 0.2%
Onex Wizard Acquisition Company II SCA	4.000			03-13-22	2,432,337	2,433,432
Diversified financial services 0.1%
AlixPartners LLP	4.500			07-28-22	1,464,210	1,466,494

16SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Foreign government 0.1%						$1,021,000
Republic of Venezuela	6.250			12-26-17	1,000,000	1,021,000
Health care 2.7%						35,562,214
Health care equipment and supplies 0.5%
Air Medical Group Holdings, Inc.	4.250			04-28-22	3,337,750	3,306,475
Kinetic Concepts, Inc.	5.000			11-04-20	3,669,626	3,694,873
Health care providers and services 1.6%
Community Health Systems, Inc.	3.750			12-31-19	1,220,294	1,152,799
Community Health Systems, Inc.	4.000			01-27-21	2,245,308	2,117,886
Community Health Systems, Inc.	4.083			12-31-18	433,848	423,002
DaVita, Inc.	3.500			06-24-21	2,331,338	2,329,146
Drumm Investors LLC	9.500			05-04-18	1,664,549	1,659,355
Envision Healthcare Corp.	4.500			10-28-22	1,519,806	1,524,563
HCA, Inc.	3.588			02-15-24	455,000	458,854
IASIS Healthcare LLC	4.500			05-03-18	3,768,856	3,740,590
MPH Acquisition Holdings LLC	5.000			06-07-23	1,392,104	1,406,456
Surgical Care Affiliates, Inc.	3.750			03-17-22	2,228,885	2,234,457
Team Health, Inc.	3.838			11-23-22	1,508,619	1,510,037
US Renal Care, Inc.	5.250			12-31-22	2,511,025	2,401,946
Pharmaceuticals 0.6%
Endo Luxembourg Finance I Company Sarl	3.750			09-26-22	1,507,579	1,505,137
Pharmaceutical Product Development LLC	4.250			08-18-22	2,914,446	2,909,753
Valeant Pharmaceuticals International, Inc.	5.500			04-01-22	3,198,881	3,186,885
Industrials 2.7%						36,572,519
Aerospace and defense 0.7%
Accudyne Industries Borrower SCA	4.000			12-13-19	3,620,041	3,322,908
B/E Aerospace, Inc.	3.820			12-16-21	2,125,411	2,137,377
Sequa Corp.	5.250			06-19-17	2,640,794	2,419,627
TransDigm, Inc.	3.750			06-09-23	2,004,923	1,996,161
Air freight and logistics 0.1%
XPO Logistics, Inc.	4.250			10-30-21	1,429,218	1,435,850
Construction and engineering 0.2%
RBS Global, Inc.	4.000			08-21-20	2,768,741	2,774,971
Electrical equipment 0.3%
Cortes NP Acquisition Corp. (T)			TBD	09-29-23	3,361,000	3,339,994
Machinery 1.3%
Blount International, Inc.	7.250			04-12-23	2,284,825	2,307,673
Douglas Dynamics LLC	5.250			12-31-21	1,511,155	1,514,933
Filtration Group Corporation (T)			TBD	11-21-20	1,400,455	1,398,704
Filtration Group Corporation	4.250			11-21-20	3,244,288	3,243,282
Gates Global LLC	4.250			07-06-21	3,760,552	3,704,519
Harsco Corp. (T)			TBD	10-21-23	1,138,000	1,146,535
Husky Injection Molding Systems, Ltd.	4.250			06-30-21	2,996,563	2,993,566
Manitowoc Foodservice, Inc.	5.750			03-03-23	1,175,462	1,190,895
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc.	3.500			10-01-22	1,641,420	1,645,524
Information technology 2.0%						27,328,807
Communications equipment 0.6%
Avaya, Inc.	5.390			10-26-17	1,340,603	1,162,491
Avaya, Inc.	6.500			03-30-18	1,382,974	1,175,528
Ciena Corp.	4.250			07-15-19	1,725,653	1,729,967
Ciena Corp.	4.250			04-25-21	1,557,175	1,555,229

SEE NOTES TO FUND'S INVESTMENTS17

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Information technology (continued)
Communications equipment (continued)
Integra Telecom Holdings, Inc.	5.250			08-14-20	1,493,771	$1,485,376
Riverbed Technology, Inc.	5.000			04-24-22	1,065,946	1,073,834
Electronic equipment, instruments and components 0.4%
CPI International, Inc.	4.250			11-17-17	2,154,608	2,146,528
Dell International LLC	2.790			09-07-21	1,625,909	1,610,024
Dell International LLC	4.000			09-07-23	2,010,000	2,023,728
Internet software and services 0.1%
Rackspace Hosting, Inc. (T)			TBD	10-26-23	755,000	758,896
IT services 0.1%
First Data Corp.	4.274			07-08-22	2,335,000	2,351,065
Semiconductors and semiconductor equipment 0.1%
NXP BV	3.405			12-07-20	799,801	802,248
Software 0.5%
Infor US, Inc.	3.750			06-03-20	3,301,439	3,290,841
MA FinanceCo LLC	4.500			11-20-21	2,333,179	2,339,012
SS&C European Holdings Sarl	4.000			07-08-22	140,858	141,871
SS&C Technologies, Inc.	4.000			07-08-22	1,157,422	1,165,744
Technology hardware, storage and peripherals 0.2%
Western Digital Corp.	4.500			04-29-23	2,489,760	2,516,425
Materials 3.3%						43,961,388
Chemicals 1.2%
Axalta Coating Systems US Holdings, Inc.	3.750			02-01-20	3,315,541	3,338,517
Ineos Styrolution US Holding LLC	4.750			09-14-21	90,000	90,675
Ineos US Finance LLC	3.750			12-15-20	1,548,418	1,551,964
Ineos US Finance LLC	4.250			03-31-22	1,195,903	1,202,038
MacDermid, Inc.	5.034			06-07-20	2,529,315	2,530,681
MacDermid, Inc.	5.500			06-07-20	1,112,160	1,120,502
OXEA Sarl	4.250			01-15-20	2,594,087	2,473,021
Styrolution Group GmbH	6.500			11-07-19	1,438,098	1,438,098
Trinseo Materials Operating SCA	4.250			11-05-21	1,858,475	1,869,161
Construction materials 0.6%
Headwaters, Inc.	4.000			03-24-22	3,173,097	3,187,979
Summit Materials LLC	4.000			07-17-22	3,039,112	3,058,106
Zekelman Industries, Inc.	6.000			06-14-21	1,471,313	1,480,508
Containers and packaging 1.2%
Ardagh Holdings USA, Inc.	4.000			12-17-21	2,296,907	2,317,717
BWAY Holding Company	5.500			08-14-20	2,322,272	2,336,298
Hilex Poly Company LLC	6.000			12-05-21	2,691,951	2,713,836
Kloeckner Pentaplast of America, Inc.	5.000			04-28-20	1,041,895	1,051,991
KP Germany Erste GmbH	5.000			04-28-20	446,135	450,458
Novelis, Inc.	4.000			06-02-22	1,884,150	1,888,860
Reynolds Group Holdings, Inc.	4.250			02-05-23	5,750,567	5,763,391
Metals and mining 0.3%
FMG Resources August 2006 Pty, Ltd.	3.750			06-30-19	1,789,431	1,787,749
Signode Industrial Group US, Inc.	3.750			05-01-21	2,315,627	2,309,838
Real estate 0.1%						1,590,829
Real estate management and development 0.1%
Realogy Group LLC	3.750			07-20-22	1,578,658	1,590,829

18SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Telecommunication services 2.0%						$27,133,001
Diversified telecommunication services 1.7%
Cincinnati Bell, Inc.	4.000			09-10-20	2,219,280	2,222,742
Consolidated Communications, Inc.	4.000			12-23-20	1,638,628	1,647,230
Intelsat Jackson Holdings SA	3.750			06-30-19	4,185,116	3,997,246
Level 3 Financing, Inc.	3.500			05-31-22	2,675,000	2,685,031
Level 3 Financing, Inc.	4.000			01-15-20	3,414,000	3,429,363
SFR Group SA	5.137			01-15-24	2,338,250	2,357,541
Syniverse Holdings, Inc.	3.534			04-23-19	2,528,341	2,326,074
Windstream Services LLC	4.750			03-16-21	377,000	377,863
Windstream Services LLC	5.750			03-29-21	1,128,330	1,130,914
XO Communications LLC	4.250			03-17-21	3,003,786	3,005,679
Wireless telecommunication services 0.3%
LTS Buyer LLC	4.088			04-13-20	3,949,369	3,953,318
Utilities 1.3%						17,351,472
Electric utilities 0.7%
Talen Energy Supply LLC (T)			TBD	10-18-23	4,045,000	4,039,944
Texas Competitive Electric Holdings Company LLC (H)	4.646			10-10-17	10,931,597	3,184,374
Texas Competitive Electric Holdings Company LLC	5.000			10-17-17	2,709,086	2,732,790
Independent power and renewable electricity producers 0.6%
Calpine Corp.	3.590			05-27-22	1,973,724	1,975,954
Dynegy, Inc.	4.000			04-23-20	3,011,929	3,012,410
Dynegy, Inc.	5.000			06-27-23	2,400,000	2,406,000
Collateralized mortgage obligations 14.6%						$195,224,182
(Cost $190,685,878)
Commercial and residential 13.7%						183,949,369
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 (S)	3.901			08-10-35	5,000,000	5,435,124
BAMLL-DB Trust Series 2012-OSI, Class A1 (S)	2.343			04-13-29	383,694	384,071
Bayview Opportunity Master Fund IVb Trust Series 2016-CRT1, Class M1 (P) (S)	1.700			10-27-27	4,650,000	4,628,867
BCAP LLC Trust
Series 2011-RR11, Class 21A5 (P) (S)	3.178			06-26-34	916,402	919,992
Series 2012-RR9, Class 2A5 (P) (S)	0.609			08-26-46	386,767	383,767
BCRR Trust Series 2009-1, Class 2A1 (P) (S)	5.858			07-17-40	2,259,004	2,258,639
BHMS Mortgage Trust
Series 2014-ATLS, Class AFL (P) (S)	1.936			07-05-33	9,925,000	9,899,634
Series 2014-ATLS, Class BFL (P) (S)	2.386			07-05-33	1,500,000	1,478,417
BLCP Hotel Trust Series 2014-CLRN, Class A (P) (S)	1.384			08-15-29	4,128,964	4,121,203
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (P) (S)	2.288			11-15-31	4,942,036	4,943,348
Citigroup Commercial Mortgage Trust (Citigroup) Series 2015-SSHP, Class B (P) (S)	2.131			09-15-27	2,800,000	2,779,398
Citigroup Commercial Mortgage Trust (Citigroup/Academy Securities, Inc./JPMorgan Securities LLC) Series 2016-SMPL, Class A (S)	2.228			09-10-31	5,050,000	5,015,711
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000			11-25-36	174,814	174,894
Series 2010-8, Class 6A6 (S)	4.500			12-25-36	318,019	318,554
Series 2012-1, Class 1A1 (P) (S)	0.809			06-25-35	232,397	231,857
Series 2013-2, Class 5A1 (P) (S)	0.579			07-25-36	3,314,587	3,162,791
Commercial Mortgage Trust (Bank of America/Barclays Capital/Deutsche Bank) Series 2006-C8, Class AJ	5.377			12-10-46	1,025,000	1,008,278

SEE NOTES TO FUND'S INVESTMENTS19

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Citigroup/Deutsche Bank) Series 2013-THL, Class A2 (P) (S)	1.580		06-08-30	4,675,000	$4,680,861
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	5.813		12-10-49	2,241,715	2,280,726
Series 2012-9W57, Class A (S)	2.365		02-10-29	5,400,000	5,402,463
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.696		02-25-36	1,323,412	1,057,806
Series 2004-25, Class 1A1 (P)	1.106		02-25-35	2,479,172	2,148,016
Series 2004-25, Class 2A1 (P)	1.126		02-25-35	3,525,134	3,093,873
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 1A1 (P)	2.569		02-25-36	1,298,691	1,034,880
FREMF Mortgage Trust Series 2011-K701, Class C (P) (S)	4.286		07-25-48	5,025,000	5,057,264
GAHR Commercial Mortgage Trust Series 2015-NRF, Class AFL1 (P) (S)	1.734		12-15-16	1,640,934	1,646,572
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (P)	0.639		05-19-47	2,924,209	2,516,547
Hilton USA Trust Series 2013-HLT, Class BFX (S)	3.367		11-05-30	7,075,000	7,078,746
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (P) (S)	2.016		08-05-34	5,250,000	5,249,939
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (P)	2.817		01-25-36	944,442	875,909
Jefferies Resecuritization Trust Series 2009-R9, Class 1A1 (P) (S)	2.432		08-26-46	539,002	541,483
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AJ (P)	5.573		12-12-44	1,455,086	1,454,189
Series 2007-CB18, Class A4	5.440		06-12-47	2,985,403	2,993,253
Series 2014-INN, Class A (P) (S)	1.354		06-15-29	6,551,000	6,536,748
Series 2015-CSMO, Class A (P) (S)	1.684		01-15-32	6,525,000	6,525,082
LSTAR Securities Investment Trust
Series 2015-10, Class A1 (P) (S)	2.439		11-02-20	2,151,392	2,113,743
Series 2015-9, Class A1 (P) (S)	2.439		10-01-20	4,367,407	4,324,547
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AMA (P)	5.875		08-12-49	3,800,000	3,690,976
Mill City Mortgage Loan Trust Series 2016-1, Class A1 (P) (S)	2.500		04-25-57	2,421,825	2,440,592
Nomura Resecuritization Trust Series 2011-1RA, Class 1A5 (P) (S)	3.001		03-26-36	209,505	208,934
OBP Depositor LLC Trust Series 2010-OBP, Class A (S)	4.646		07-15-45	2,500,000	2,721,737
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (P) (S)	3.834		01-13-32	4,250,000	4,598,851
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	0.589		08-26-36	4,414,111	4,340,288
Series 2012-6, Class 4A1 (P) (S)	0.769		01-26-36	3,700,794	3,571,663
Series 2012-6, Class 6A1 (P) (S)	0.779		11-26-35	5,815,004	5,414,506
Series 2012-6, Class 8A1 (P) (S)	0.939		04-26-35	2,383,772	2,250,163
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1 (P)	0.756		09-25-45	2,385,142	2,127,983
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000		03-25-54	2,601,548	2,645,318
Series 2015-5, Class A1B (P) (S)	2.750		05-25-55	2,558,413	2,592,421
Series 2016-2, Class A1A (P) (S)	2.750		08-25-55	1,358,352	1,378,725
Series 2016-3, Class A1 (P) (S)	2.250		08-25-55	4,284,318	4,290,893
Series 2016-4, Class A1 (P) (S)	2.250		07-25-56	2,218,224	2,218,409

20SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
TRU Trust Series 2016-TOYS, Class A (P) (S)	2.790		11-15-30	6,625,000	$6,625,000
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A (P) (S)	1.970		06-15-29	2,700,000	2,700,561
WaMu Mortgage Pass-Through Certificates
Series 2005-11, Class A1 (P)	0.766		08-25-45	2,956,657	2,739,722
Series 2005-AR1, Class A1A (P)	1.086		01-25-45	1,117,840	1,047,097
Series 2005-AR19, Class A1A1 (P)	0.716		12-25-45	3,042,873	2,880,575
Series 2005-AR6, Class 2A1A (P)	0.676		04-25-45	2,785,368	2,613,746
Series 2005-AR8, Class 1A (P)	0.794		07-25-45	2,448,042	2,313,740
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (P)	2.979		04-25-35	1,487,939	1,485,802
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class A (P) (S)	1.556		11-15-29	3,338,161	3,294,475
U.S. Government Agency 0.9%					11,274,813
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000		09-25-45	360,087	362,604
Series 2016-SC01, Class 2A	3.500		07-25-46	6,252,217	6,411,136
Series 4013, Class DK	3.000		02-15-31	1,779,562	1,866,061
Series 4050, Class ND	2.500		09-15-41	2,015,313	2,045,463
Government National Mortgage Association Series 2014-80, Class XA	3.000		06-20-40	566,954	589,549
Asset backed securities 6.1%					$81,891,932
(Cost $81,620,987)
Brazil Loan Trust 1 Senior Secured Pass-Through Notes (S)	5.477		07-24-23	239,138	240,931
Carrington Mortgage Loan Trust Series 2006-FRE1, Class A2 (P)	0.556		07-25-36	324,119	322,674
Chesapeake Funding II LLC Series 2016-1A, Class A2 (P) (S)	1.592		03-15-28	2,625,000	2,646,109
Colony American Homes Series 2014-2A, Class A (P) (S)	1.393		07-17-31	3,527,362	3,501,770
Ellington Loan Acquisition Trust Series 2007-1, Class A2B (P) (S)	1.346		05-28-37	486,259	484,964
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (P) (S)	0.739		11-26-35	2,986,155	2,890,154
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1 (S)	2.380		10-15-48	3,000,000	2,993,640
GSAMP Trust Series 2006-NC1, Class A2 (P)	0.626		02-25-36	975,553	958,230
Invitation Homes Trust
Series 2013-SFR1, Class A (P) (S)	1.584		12-17-30	7,835,904	7,835,900
Series 2014-SFR1, Class A (P) (S)	1.434		06-17-31	5,751,479	5,736,520
Series 2015-SFR3, Class A (P) (S)	1.746		08-17-32	3,947,683	3,963,793
Long Beach Mortgage Loan Trust Series 2005-WL2, Class M1 (P)	1.151		08-25-35	829,664	824,238
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A1 (S)	3.721		07-25-55	2,469,574	2,479,379
PennyMac LLC Series 2015-NPL1, Class A1 (S)	4.000		03-25-55	1,847,773	1,859,854
Pretium Mortgage Credit Partners I LLC Series 2016-NPL5, Class A (S)	3.750		09-27-31	6,701,081	6,701,124
RAAC Series Trust Series 2006-SP2, Class A3 (P)	0.716		02-25-36	780,852	772,631
Santander Drive Auto Receivables Trust Series 2013-1, Class D	2.270		01-15-19	4,300,000	4,327,087

SEE NOTES TO FUND'S INVESTMENTS21

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
SLC Private Student Loan Trust Series 2010-B, Class A1 (P) (S)	4.250		07-15-42	521,444	$529,533
Social Professional Loan Program LLC
Series 2015-C, Class A1 (P) (S)	1.574		08-27-35	2,780,839	2,795,258
Series 2016-C, Class A1 (P) (S)	1.570		10-25-36	3,109,307	3,133,412
Series 2016-D, Class A1 (P) (S)	1.600		01-25-39	2,000,000	2,003,872
TAL Advantage V LLC Series 2013-2A, Class A (S)	3.550		11-20-38	2,656,250	2,611,316
US Residential Opportunity Fund III Trust Series 2016-3III, Class A (S)	3.598		10-27-36	6,000,000	6,000,070
VOLT LI LLC Series 2016-NP11, Class A1 (S)	3.500		10-25-46	2,500,000	2,500,000
VOLT XLVII LLC Series 2016-NPL7, Class A1 (S)	3.750		06-25-46	2,312,900	2,319,541
VOLT XXII LLC Series 2015-NPL4, Class A1 (S)	3.500		02-25-55	783,039	783,440
VOLT XXV LLC Series 2015-NPL8, Class A1 (S)	3.500		06-26-45	2,781,285	2,780,531
VOLT XXXIII LLC Series 2015-NPL5, Class A1 (S)	3.500		03-25-55	823,793	826,645
VOLT XXXIX LLC Series 2015-NP13, Class A1 (S)	4.125		10-25-45	2,965,242	2,988,280
VOLT XXXV Series 2016-NPL9, Class A1 (S)	3.500		09-25-46	4,080,923	4,081,036
				Shares	Value
Common stocks 0.0%					$594,212
(Cost $2,639,420)
Consumer discretionary 0.0%					147,411
Textiles, apparel and luxury goods 0.0%
Quiksilver, Inc. (I)				5,944	147,411
Energy 0.0%					394,282
Energy equipment and services 0.0%
Southcross Holdings Borrower LP (I)				246	86,715
Oil, gas and consumable fuels 0.0%
Denbury Resources, Inc. (I)				36,575	87,415
Halcon Resources Corp. (I)				24,598	220,152
Utilities 0.0%					52,519
Electric utilities 0.0%
EME Reorganization Trust (I)				1,327,835	6,108
Independent power and renewable electricity producers 0.0%
NRG Energy, Inc.				4,366	46,411
Warrants 0.0%					$16,905
(Cost $0)
Energy 0.0%					16,905
Halcon Resources Corp. (Expiration Date: 9-9-20) (I)(N)				6,682	16,905
			Yield (%)	Shares	Value
Short-term investments 5.7%					$75,802,577
(Cost $75,802,577)
Money market funds 5.5%					72,814,978
State Street Institutional Treasury Plus Money Market Fund, Premier Class			0.2231(Y)	72,814,978	72,814,978

22SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Par value^	Value
Repurchase agreement 0.2%		$2,987,599
Repurchase Agreement with State Street Corp. dated 10-31-16 at 0.000% to be repurchased at $2,987,599 on 11-1-16, collateralized by $3,005,300 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $3,039,813, including interest)	2,987,599	2,987,599
Total investments (Cost $1,365,193,457)† 102.2%		$1,370,779,828
Other assets and liabilities, net (2.2%)		($29,215,484)
Total net assets 100.0%		$1,341,564,344

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
PIK	Payment-in-kind
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $372,664,120 or 27.8% of the fund's net assets as of 10-31-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,367,723,506. Net unrealized appreciation aggregated to $3,056,322, of which $27,041,793 related to appreciated investment securities and $23,985,471 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS23

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2016, by major security category or type:

	Total value at 10-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$583,302,395	—	$583,302,395	—
U.S. Government and Agency obligations	24,649,659	—	24,649,659	—
Foreign government obligations	98,937,468	—	98,937,468	—
Term loans	310,360,498	—	309,339,498	$1,021,000
Collateralized mortgage obligations	195,224,182	—	195,224,182	—
Asset backed securities	81,891,932	—	81,891,932	—
Common stocks	594,212	$360,086	86,715	147,411
Warrants	16,905	16,905	—	—
Short-term investments	75,802,577	72,814,978	2,987,599	—
Total investments in securities	$1,370,779,828	$73,191,969	$1,296,419,448	$1,168,411
Other financial instruments:
Futures	$7,666,131	$7,666,131	—	—
Forward foreign currency contracts	951,953	—	$951,953	—
Credit default swaps	(2,851,179)	—	(2,851,179)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended October 31, 2016, the fund used futures contracts to manage duration of the fund and manage against anticipated interest rate changes. The following table summarizes the contracts held at October 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Dec 2016	$37,103,142	$37,083,906	($19,236)
5-Year U.S. Treasury Note Futures	751	Short	Dec 2016	(91,044,177)	(90,718,453)	325,724
10-Year U.S. Treasury Note Futures	1,070	Short	Dec 2016	(140,140,878)	(138,698,750)	1,442,128
Ultra U.S. Treasury Bond Futures	492	Short	Dec 2016	(92,478,765)	(86,561,250)	5,917,515
						$7,666,131
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The following table summarizes the contracts held at October 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	6,759,631	USD	7,417,504	Citibank N.A.	11/10/2016	$5,210	—	$5,210
EUR	25,022,000	USD	27,347,495	Citibank N.A.	11/28/2016	148,999	—	148,999
GBP	2,407	USD	2,992	Citibank N.A.	11/10/2016	—	($45)	(45)
GBP	114,593	USD	139,416	JPMorgan Chase Bank N.A.	11/10/2016	867	—	867
MXN	594,039,400	USD	30,784,330	JPMorgan Chase Bank N.A.	11/14/2016	606,156	—	606,156
USD	432,137	COP	1,276,748,300	Citibank N.A.	11/25/2016	9,138	—	9,138
USD	7,555,098	EUR	6,759,631	Citibank N.A.	11/10/2016	132,386	—	132,386
USD	6,559,610	EUR	5,980,800	Citibank N.A.	12/9/2016	—	(16,205)	(16,205)
USD	151,712	GBP	117,000	Citibank N.A.	11/10/2016	8,482	—	8,482
USD	25,817,901	GBP	21,090,817	Citibank N.A.	11/28/2016	—	(10,229)	(10,229)
USD	140,963	GBP	115,800	JPMorgan Chase Bank N.A.	12/9/2016	—	(890)	(890)
USD	17,904,618	MXN	337,541,896	JPMorgan Chase Bank N.A.	11/14/2016	68,084	—	68,084
						$979,322	($27,369)	$951,953

COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	U.S. Dollar

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2016, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of October 31, 2016 as a Buyer of protection.

Reference obligation	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
CDX.NA.HY.27	USD	$65,425,000	-5.000%	Dec 2021	($2,610,462)	$52,255	($2,558,207)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness soundness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2016 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of October 31, 2016 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread at 10-31-16	Currency	USD notional amount	Received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	CMBX AAA CDS S7	0.70%	USD	$5,850,000	0.500%	Jan 2047	($245,134)	$170,520	($74,614)
Citibank N.A.	CMBX AA CDS1 S7	1.91%	USD	7,000,000	1.500%	Jan 2047	(143,494)	(32,747)	(176,241)
Goldman Sachs U.S.	United Mexican States	2.18%	USD	302,576	1.000%	Jun 2026	(29,877)	1,083	(28,794)
JPMorgan Chase	United Mexican States	2.18%	USD	140,000	1.000%	Jun 2026	(13,918)	595	(13,323)
				$13,292,576			($432,423)	$139,451	($292,972)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	350Q1	10/16
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.		12/16

John Hancock

Absolute Return Currency Fund

Quarterly portfolio holdings 10/31/16

Fund's investmentsAbsolute Return Currency Fund

As of 10-31-16 (unaudited)
	Yield	* (%)	Maturity date		Par value^	Value
Short-term investments 98.2%						$1,080,506,387
(Cost $1,080,346,996)
U.S. Government 95.1%						1,046,838,387
U.S. Treasury Bill	0.283		11-10-16		245,000,000	244,992,405
U.S. Treasury Bill	0.355		12-22-16		232,500,000	232,421,183
U.S. Treasury Bill	0.388		01-26-17		180,000,000	179,869,140
U.S. Treasury Bill	0.418		03-23-17		130,000,000	129,810,199
U.S. Treasury Bill (D)	0.448		02-16-17		260,000,000	259,745,460
			Yield (%	)	Shares	Value
Money market funds 3.1%						$33,668,000
State Street Institutional Liquid Reserves Fund, Premier Class			0.4415(Y	)	33,664,633	33,668,000
Total investments (Cost $1,080,346,996)† 98.2%						$1,080,506,387
Other assets and liabilities, net 1.8%						$20,283,522
Total net assets 100.0%						$1,100,789,909

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
*	Yield represents the annualized yield at the date of purchase.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,080,346,996. Net unrealized appreciation aggregated to $159,391, of which $159,391 related to appreciated investment securities and $0 related to depreciated investment securities.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	17,306,406	USD	13,213,701	Deutsche Bank AG London	12/21/2016	—	($65,066)	($65,066)
AUD	435,101,769	USD	328,824,385	J. Aron & Company	12/21/2016	$1,746,503	—	1,746,503
AUD	120,261,592	USD	91,519,782	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(150,396)	(150,396)
AUD	855,175,278	USD	644,172,908	State Street Bank and Trust Company	12/21/2016	5,551,068	—	5,551,068
CAD	114,486,358	USD	88,138,390	Barclays Bank PLC Wholesale	12/21/2016	—	(2,751,246)	(2,751,246)
CAD	224,987,951	USD	171,007,947	Deutsche Bank AG London	12/21/2016	—	(3,205,611)	(3,205,611)
CAD	231,456,357	USD	176,951,488	J. Aron & Company	12/21/2016	—	(4,324,831)	(4,324,831)
CAD	496,715,774	USD	379,824,217	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(9,359,630)	(9,359,630)
CAD	147,902,847	USD	113,209,319	State Street Bank and Trust Company	12/21/2016	—	(2,899,218)	(2,899,218)
EUR	75,713,431	USD	83,588,147	Barclays Bank PLC Wholesale	12/21/2016	—	(287,963)	(287,963)
EUR	141,152,900	USD	158,599,870	Deutsche Bank AG London	12/21/2016	—	(3,302,952)	(3,302,952)
EUR	111,463,777	USD	123,330,597	J. Aron & Company	12/21/2016	—	(697,758)	(697,758)
EUR	760,370,155	USD	849,336,013	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(12,774,079)	(12,774,079)
EUR	499,226,788	USD	556,810,488	State Street Bank and Trust Company	12/21/2016	—	(7,559,416)	(7,559,416)
GBP	308,375,912	USD	402,497,920	Barclays Bank PLC Wholesale	12/21/2016	—	(24,601,523)	(24,601,523)
GBP	7,753,272	USD	10,082,068	Deutsche Bank AG London	12/21/2016	—	(580,893)	(580,893)
GBP	84,991,010	USD	108,803,643	J. Aron & Company	12/21/2016	—	(4,652,200)	(4,652,200)
GBP	237,585,403	USD	298,800,048	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(7,653,222)	(7,653,222)
GBP	347,966,781	USD	451,065,188	State Street Bank and Trust Company	12/21/2016	—	(24,652,529)	(24,652,529)
JPY	8,453,776,059	USD	83,113,076	Deutsche Bank AG London	12/21/2016	—	(2,339,820)	(2,339,820)
JPY	69,962,297,621	USD	680,511,509	J. Aron & Company	12/21/2016	—	(12,043,053)	(12,043,053)
JPY	3,351,084,231	USD	32,602,666	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(584,076)	(584,076)
JPY	3,159,790,911	USD	30,772,288	State Street Bank and Trust Company	12/21/2016	—	(581,448)	(581,448)
NOK	55,452,929	USD	6,781,719	Barclays Bank PLC Wholesale	12/21/2016	—	(69,535)	(69,535)
NOK	1,463,347,173	USD	178,548,358	Deutsche Bank AG London	12/21/2016	—	(1,420,560)	(1,420,560)
NOK	3,766,655,726	USD	453,205,841	J. Aron & Company	12/21/2016	2,721,124	—	2,721,124

2SEE NOTES TO FUND'S INVESTMENTS

Absolute Return Currency Fund

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
NOK	1,018,612,124	USD	122,976,865	Morgan Stanley Capital Services, Inc.	12/21/2016	318,909	—	318,909
NOK	229,529,203	USD	27,839,050	State Street Bank and Trust Company	12/21/2016	—	(56,167)	(56,167)
NZD	592,990,488	USD	428,831,582	Barclays Bank PLC Wholesale	12/21/2016	—	(5,555,315)	(5,555,315)
NZD	105,329,688	USD	76,197,603	Deutsche Bank AG London	12/21/2016	—	(1,013,333)	(1,013,333)
NZD	215,257,586	USD	155,834,830	J. Aron & Company	12/21/2016	—	(2,184,088)	(2,184,088)
NZD	154,495,610	USD	112,736,881	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(2,458,007)	(2,458,007)
NZD	504,246,288	USD	365,604,559	State Street Bank and Trust Company	12/21/2016	—	(5,673,849)	(5,673,849)
SEK	645,326,255	USD	75,875,818	Deutsche Bank AG London	12/21/2016	—	(4,250,974)	(4,250,974)
SEK	2,817,355,750	USD	325,770,784	J. Aron & Company	12/21/2016	—	(13,072,104)	(13,072,104)
SEK	1,530,835,066	USD	178,314,988	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(8,407,407)	(8,407,407)
SEK	614,236,069	USD	71,882,954	State Street Bank and Trust Company	12/21/2016	—	(3,708,814)	(3,708,814)
SGD	82,253,358	USD	59,108,825	Deutsche Bank AG London	12/21/2016	31,404	—	31,404
SGD	552,355,958	USD	403,007,073	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(5,862,706)	(5,862,706)
USD	377,081,509	AUD	502,062,956	Barclays Bank PLC Wholesale	12/21/2016	—	(4,363,500)	(4,363,500)
USD	13,014,071	AUD	17,306,406	Deutsche Bank AG London	12/21/2016	—	(134,563)	(134,563)
USD	104,031,679	AUD	137,957,542	J. Aron & Company	12/21/2016	—	(782,299)	(782,299)
USD	275,226,609	AUD	366,152,797	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(2,959,931)	(2,959,931)
USD	461,685,687	AUD	607,737,799	State Street Bank and Trust Company	12/21/2016	—	(46,343)	(46,343)
USD	91,892,992	CAD	120,723,106	Barclays Bank PLC Wholesale	12/21/2016	1,854,306	—	1,854,306
USD	171,819,977	CAD	224,987,951	Deutsche Bank AG London	12/21/2016	4,017,639	—	4,017,639
USD	220,620,553	CAD	289,751,904	J. Aron & Company	12/21/2016	4,515,437	—	4,515,437
USD	504,380,628	CAD	661,654,781	Morgan Stanley Capital Services, Inc.	12/21/2016	10,899,893	—	10,899,893
USD	265,860,787	CAD	351,058,989	State Street Bank and Trust Company	12/21/2016	4,031,127	—	4,031,127
USD	158,410,275	EUR	141,152,900	Deutsche Bank AG London	12/21/2016	3,113,354	—	3,113,354
USD	162,283,641	EUR	144,662,978	J. Aron & Company	12/21/2016	3,124,920	—	3,124,920
USD	510,007,418	EUR	457,424,923	Morgan Stanley Capital Services, Inc.	12/21/2016	6,746,903	—	6,746,903
USD	277,187,719	EUR	247,773,330	State Street Bank and Trust Company	12/21/2016	4,586,622	—	4,586,622
USD	306,379,313	GBP	236,897,570	Barclays Bank PLC Wholesale	12/21/2016	16,075,387	—	16,075,387
USD	10,208,392	GBP	7,753,272	Deutsche Bank AG London	12/21/2016	707,217	—	707,217
USD	422,894,498	GBP	317,852,320	J. Aron & Company	12/21/2016	33,385,325	—	33,385,325
USD	92,683,628	GBP	75,965,525	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(407,618)	(407,618)
USD	214,499,812	GBP	173,001,180	State Street Bank and Trust Company	12/21/2016	2,497,124	—	2,497,124
USD	44,341,903	JPY	4,558,081,567	Barclays Bank PLC Wholesale	12/21/2016	790,821	—	790,821
USD	82,235,176	JPY	8,453,776,059	Deutsche Bank AG London	12/21/2016	1,461,919	—	1,461,919
USD	197,142,966	JPY	20,199,106,391	J. Aron & Company	12/21/2016	4,146,652	—	4,146,652
USD	450,289,932	JPY	46,019,528,880	Morgan Stanley Capital Services, Inc.	12/21/2016	10,587,342	—	10,587,342
USD	387,482,544	JPY	39,509,988,454	State Street Bank and Trust Company	12/21/2016	9,976,632	—	9,976,632
USD	175,951,872	NOK	1,463,347,173	Deutsche Bank AG London	12/21/2016	—	(1,175,926)	(1,175,926)
USD	67,353,112	NOK	540,970,154	J. Aron & Company	12/21/2016	1,872,511	—	1,872,511
USD	391,191,957	NOK	3,238,896,131	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(853,451)	(853,451)
USD	302,330,793	NOK	2,475,801,338	State Street Bank and Trust Company	12/21/2016	2,652,600	—	2,652,600
USD	281,811,298	NZD	388,223,306	Barclays Bank PLC Wholesale	12/21/2016	4,697,727	—	4,697,727
USD	75,002,074	NZD	105,329,688	Deutsche Bank AG London	12/21/2016	—	(182,195)	(182,195)
USD	30,179,705	NZD	42,325,343	J. Aron & Company	12/21/2016	—	(32,101)	(32,101)
USD	192,716,798	NZD	270,037,633	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(35,909)	(35,909)
USD	276,170,720	NZD	386,663,665	State Street Bank and Trust Company	12/21/2016	170,416	—	170,416
USD	171,571,639	SEK	1,470,336,373	Barclays Bank PLC Wholesale	12/21/2016	8,378,817	—	8,378,817
USD	74,797,534	SEK	645,326,255	Deutsche Bank AG London	12/21/2016	3,172,690	—	3,172,690
USD	242,611,390	SEK	2,109,243,769	J. Aron & Company	12/21/2016	8,506,153	—	8,506,153
USD	228,093,912	SEK	1,960,129,994	Morgan Stanley Capital Services, Inc.	12/21/2016	10,538,833	—	10,538,833
USD	419,400,422	SEK	3,566,847,585	State Street Bank and Trust Company	12/21/2016	23,515,551	—	23,515,551
USD	44,703,546	SGD	60,885,517	Barclays Bank PLC Wholesale	12/21/2016	926,811	—	926,811
USD	60,309,681	SGD	82,253,358	Deutsche Bank AG London	12/21/2016	1,169,452	—	1,169,452
USD	220,272,450	SGD	299,225,614	J. Aron & Company	12/21/2016	5,128,999	—	5,128,999

SEE NOTES TO FUND'S INVESTMENTS3

Absolute Return Currency Fund

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	433,274,419	SGD	592,621,907	Morgan Stanley Capital Services, Inc.	12/21/2016	7,178,799	—	7,178,799
USD	202,266,065	SGD	275,249,863	State Street Bank and Trust Company	12/21/2016	4,361,199	—	4,361,199
						$215,158,186	($189,773,625)	$25,384,561

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
JPY	Japanese Yen	USD	U.S. Dollar

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for the money market fund, which is categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2016, the fund used forward foreign currency contracts to manage and gain exposure to foreign currencies. The contracts held by the fund at October 31, 2016 are presented in the Fund's investments.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	364Q1	10/16
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.		12/16

John Hancock

Fundamental All Cap Core Fund

Quarterly portfolio holdings 10/31/16

Fund's investmentsFundamental All Cap Core Fund

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 98.9%		$147,858,239
(Cost $137,769,268)
Consumer discretionary 25.6%		38,365,646
Household durables 8.2%
Lennar Corp., Class A	78,823	3,286,131
NVR, Inc. (I)	2,203	3,355,169
Tempur Sealy International, Inc. (I)	103,425	5,592,190
Internet and direct marketing retail 6.8%
Amazon.com, Inc. (I)	12,864	10,160,244
Leisure products 3.1%
Polaris Industries, Inc.	60,583	4,641,264
Media 1.2%
Time Warner, Inc.	20,380	1,813,616
Specialty retail 6.3%
CarMax, Inc. (I)	73,489	3,670,041
Group 1 Automotive, Inc.	54,419	3,279,833
Lowe's Companies, Inc.	38,517	2,567,158
Consumer staples 7.4%		11,047,700
Beverages 1.0%
Diageo PLC, ADR	13,069	1,405,310
Food products 3.4%
Danone SA	46,153	3,201,095
Mead Johnson Nutrition Company	25,748	1,925,178
Household products 3.0%
The Procter & Gamble Company	52,029	4,516,117
Energy 5.2%		7,721,020
Energy equipment and services 1.7%
Schlumberger, Ltd.	32,568	2,547,795
Oil, gas and consumable fuels 3.5%
Kinder Morgan, Inc.	166,907	3,409,910
Suncor Energy, Inc.	58,738	1,763,315
Financials 25.5%		38,119,451
Banks 9.8%
Bank of America Corp.	409,285	6,753,203
CIT Group, Inc.	33,660	1,222,868
Citigroup, Inc.	135,944	6,681,648
Capital markets 13.9%
Affiliated Managers Group, Inc. (I)	37,837	5,019,456
AllianceBernstein Holding LP	229,361	5,000,070
BlackRock, Inc.	8,626	2,943,536
Morgan Stanley	118,883	3,990,902
T. Rowe Price Group, Inc.	22,185	1,420,062
The Goldman Sachs Group, Inc.	13,281	2,367,205
Consumer finance 1.1%
American Express Company	24,084	1,599,659

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental All Cap Core Fund

				Shares	Value
Financials (continued)
Insurance 0.7%
	American International Group, Inc.			18,166	$1,120,842
Health care 4.7%					7,039,830
Biotechnology 2.6%
	Amgen, Inc.			27,713	3,911,967
Pharmaceuticals 2.1%
	Novartis AG, ADR			44,042	3,127,863
Industrials 7.2%					10,801,259
Aerospace and defense 1.5%
	TransDigm Group, Inc.			8,309	2,263,870
Electrical equipment 1.9%
	Regal Beloit Corp.			23,012	1,360,009
	Sensata Technologies Holding NV (I)			40,597	1,450,531
Machinery 0.7%
	Manitowoc Foodservice, Inc. (I)			56,740	857,341
	The Manitowoc Company, Inc.			56,740	229,230
Professional services 1.6%
	IHS Markit, Ltd. (I)			64,137	2,359,600
Trading companies and distributors 1.5%
	United Rentals, Inc. (I)			16,722	1,265,187
	WESCO International, Inc. (I)			18,736	1,015,491
Information technology 19.1%					28,602,679
Internet software and services 9.6%
	Alphabet, Inc., Class A (I)			7,888	6,388,491
	Facebook, Inc., Class A (I)			61,022	7,993,272
Semiconductors and semiconductor equipment 1.7%
	QUALCOMM, Inc.			36,500	2,508,280
Software 1.6%
	Workday, Inc., Class A (I)			27,579	2,390,548
Technology hardware, storage and peripherals 6.2%
	Apple, Inc.			82,104	9,322,088
Materials 2.4%					3,527,512
Paper and forest products 2.4%
	Louisiana-Pacific Corp. (I)			192,235	3,527,512
Real estate 1.8%					2,633,142
Equity real estate investment trusts 1.8%
	American Tower Corp.			22,469	2,633,142
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 0.8%					$1,244,000
(Cost $1,244,000)
U.S. Government Agency 0.1%					172,000
Federal Home Loan Bank Discount Note	0.151		11-01-16	172,000	172,000

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental All Cap Core Fund

	Par value^	Value
Repurchase agreement 0.7%		$1,072,000
Barclays Tri-Party Repurchase Agreement dated 10-31-16 at 0.320% to be repurchased at $1,072,010 on 11-1-16, collateralized by $1,087,100 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-26 (valued at $1,093,105, including interest)	1,072,000	1,072,000
Total investments (Cost $139,013,268)† 99.7%		$149,102,239
Other assets and liabilities, net 0.3%		$450,185
Total net assets 100.0%		$149,552,424

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $138,808,157. Net unrealized appreciation aggregated to $10,294,082, of which $16,447,176 related to appreciated investment securities and $6,153,094 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2016, by major security category or type:

	Total value at 10-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$38,365,646	$38,365,646	—	—
Consumer staples	11,047,700	7,846,605	$3,201,095	—
Energy	7,721,020	7,721,020	—	—
Financials	38,119,451	38,119,451	—	—
Health care	7,039,830	7,039,830	—	—
Industrials	10,801,259	10,801,259	—	—
Information technology	28,602,679	28,602,679	—	—
Materials	3,527,512	3,527,512	—	—
Real estate	2,633,142	2,633,142	—	—
Short-term investments	1,244,000	—	1,244,000	—
Total investments in securities	$149,102,239	$144,657,144	$4,445,095	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	376Q1	10/16
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.		12/16

John Hancock

Fundamental Large Cap Value Fund

Quarterly portfolio holdings 10/31/16

Fund's investmentsFundamental Large Cap Value Fund

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 98.8%		$1,158,968,877
(Cost $923,765,508)
Consumer discretionary 11.3%		132,282,036
Household durables 5.7%
Lennar Corp., Class A	509,804	21,253,729
NVR, Inc. (I)	17,649	26,879,427
Tempur Sealy International, Inc. (I)	350,230	18,936,936
Media 1.6%
Twenty-First Century Fox, Inc., Class A	716,260	18,816,149
Specialty retail 3.0%
Group 1 Automotive, Inc.	213,449	12,864,571
Lowe's Companies, Inc.	334,552	22,297,891
Textiles, apparel and luxury goods 1.0%
Ralph Lauren Corp.	114,509	11,233,333
Consumer staples 10.1%		118,128,484
Beverages 6.2%
Anheuser-Busch InBev NV, ADR	94,298	10,890,476
Diageo PLC, ADR	134,608	14,474,398
Heineken Holding NV	290,461	22,348,592
PepsiCo, Inc.	233,969	25,081,477
Food products 1.1%
Danone SA	190,805	13,233,917
Household products 1.5%
The Procter & Gamble Company	193,925	16,832,690
Tobacco 1.3%
Philip Morris International, Inc.	158,305	15,266,934
Energy 10.3%		120,783,091
Oil, gas and consumable fuels 10.3%
Chevron Corp.	180,117	18,867,256
Exxon Mobil Corp.	521,570	43,457,212
Kinder Morgan, Inc.	768,664	15,703,806
Occidental Petroleum Corp.	399,924	29,158,459
Suncor Energy, Inc.	452,910	13,596,358
Financials 32.3%		379,419,897
Banks 16.9%
Bank of America Corp.	3,248,174	53,594,871
CIT Group, Inc.	511,403	18,579,271
Citigroup, Inc.	1,002,181	49,257,196
JPMorgan Chase & Co.	853,255	59,096,441
Wells Fargo & Company	372,150	17,122,622
Capital markets 10.7%
Affiliated Managers Group, Inc. (I)	122,018	16,186,908
AllianceBernstein Holding LP	1,191,387	25,972,237
Invesco, Ltd.	210,283	5,906,849
Morgan Stanley	969,105	32,532,855
State Street Corp.	33,535	2,354,492
The Goldman Sachs Group, Inc.	240,631	42,890,069

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Value Fund

	Shares	Value
Financials (continued)
Consumer finance 0.5%
American Express Company	94,165	$6,254,439
Insurance 4.2%
American International Group, Inc.	805,051	49,671,647
Health care 8.2%		96,545,705
Biotechnology 2.8%
Amgen, Inc.	110,587	15,610,461
Gilead Sciences, Inc.	227,800	16,772,914
Health care equipment and supplies 2.3%
Medtronic PLC	331,982	27,229,164
Pharmaceuticals 3.1%
Merck & Company, Inc.	356,948	20,959,987
Novartis AG, ADR	224,911	15,973,179
Industrials 9.3%		109,152,960
Aerospace and defense 0.2%
United Technologies Corp.	28,920	2,955,624
Air freight and logistics 1.0%
FedEx Corp.	68,246	11,896,643
Electrical equipment 1.1%
Sensata Technologies Holding NV (I)	356,239	12,728,419
Industrial conglomerates 3.8%
General Electric Company	1,525,213	44,383,698
Road and rail 1.9%
Union Pacific Corp.	253,366	22,341,814
Trading companies and distributors 1.3%
United Rentals, Inc. (I)	196,230	14,846,762
Information technology 14.3%		167,667,970
Communications equipment 1.5%
Cisco Systems, Inc.	586,998	18,009,099
Internet software and services 2.3%
eBay, Inc. (I)	965,904	27,537,923
Semiconductors and semiconductor equipment 2.2%
QUALCOMM, Inc.	368,690	25,336,377
Software 3.4%
Microsoft Corp.	476,721	28,565,122
Oracle Corp.	293,026	11,258,059
Technology hardware, storage and peripherals 4.9%
Apple, Inc.	391,016	44,395,957
Samsung Electronics Company, Ltd.	8,785	12,565,433
Materials 3.0%		34,988,734
Paper and forest products 3.0%
Louisiana-Pacific Corp. (I)	1,906,743	34,988,734

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental Large Cap Value Fund

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$12,750,000
(Cost $12,750,000)
U.S. Government Agency 0.1%				1,621,000
Federal Home Loan Bank Discount Note	0.150	11-01-16	1,621,000	1,621,000
			Par value^	Value
Repurchase agreement 1.0%				$11,129,000
Barclays Tri-Party Repurchase Agreement dated 10-31-16 at 0.320% to be repurchased at $10,086,090 on 11-1-16, collateralized by $10,074,100 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-45 (valued at $10,271,668, including interest)			10,086,000	10,086,000
Repurchase Agreement with State Street Corp. dated 10-31-16 at 0.030% to be repurchased at $1,043,001 on 11-1-16, collateralized by $1,055,000 U.S. Treasury Notes, 1.375% due 7-31-18 (valued at $1,068,188, including interest)			1,043,000	1,043,000
Total investments (Cost $936,515,508)† 99.9%				$1,171,718,877
Other assets and liabilities, net 0.1%				$720,632
Total net assets 100.0%				$1,172,439,509

The percentage shown for each investment is the total value of the category at a percentage of net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $933,665,674. Net unrealized appreciation aggregated to $238,053,203, of which $258,468,414 related to appreciated investment securities and $20,415,211 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 10-31-16:

United States	88.9%
Ireland	2.3%
Netherlands	1.9%
Switzerland	1.4%
United Kingdom	1.2%
Canada	1.2%
France	1.1%
South Korea	1.1%
Other countries	0.9%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2016, by major security category or type:

	Total value at 10-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$132,282,036	$132,282,036	—	—
Consumer staples	118,128,484	82,545,975	$35,582,509	—
Energy	120,783,091	120,783,091	—	—
Financials	379,419,897	379,419,897	—	—
Health care	96,545,705	96,545,705	—	—
Industrials	109,152,960	109,152,960	—	—
Information technology	167,667,970	155,102,537	12,565,433	—
Materials	34,988,734	34,988,734	—	—
Short-term investments	12,750,000	—	12,750,000	—
Total investments in securities	$1,171,718,877	$1,110,820,935	$60,897,942	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	374Q1	10/16
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.		12/16

John Hancock

Diversified Strategies Fund

Quarterly portfolio holdings 10/31/16

Fund's investmentsDiversified Strategies Fund

As of 10-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 23.2%					$9,226,133
(Cost $8,925,511)
Consumer discretionary 2.4%					958,437
Auto components 0.1%
Delphi Automotive PLC	4.250		01-15-26	20,000	21,644
Nemak SAB de CV (S)	5.500		02-28-23	20,000	20,765
Automobiles 0.5%
American Honda Finance Corp.	1.700		02-22-19	25,000	25,165
Ford Motor Company	4.750		01-15-43	15,000	15,017
Ford Motor Credit Company LLC	5.875		08-02-21	60,000	68,064
General Motors Company	6.250		10-02-43	20,000	22,920
General Motors Financial Company, Inc.	3.450		04-10-22	25,000	25,283
General Motors Financial Company, Inc.	4.000		01-15-25	40,000	40,213
General Motors Financial Company, Inc.	5.250		03-01-26	15,000	16,342
Diversified consumer services 0.1%
Service Corp. International	5.375		05-15-24	15,000	15,750
Hotels, restaurants and leisure 0.6%
CCM Merger, Inc. (S)	9.125		05-01-19	150,000	156,750
Chester Downs & Marina LLC (S)	9.250		02-01-20	14,000	13,720
GLP Capital LP	5.375		04-15-26	15,000	15,900
International Game Technology PLC (S)	6.500		02-15-25	15,000	16,275
Mohegan Tribal Gaming Authority (S)	7.875		10-15-24	20,000	20,300
Mohegan Tribal Gaming Authority	9.750		09-01-21	15,000	16,097
Household durables 0.0%
Newell Brands, Inc.	2.150		10-15-18	3,000	3,033
Internet and direct marketing retail 0.1%
Expedia, Inc. (S)	5.000		02-15-26	40,000	41,841
Leisure products 0.0%
Vista Outdoor, Inc.	5.875		10-01-23	14,000	14,701
Media 0.8%
Cengage Learning, Inc. (S)	9.500		06-15-24	15,000	13,950
Charter Communications Operating LLC (S)	6.484		10-23-45	25,000	29,385
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	15,000	15,285
MDC Partners, Inc. (S)	6.500		05-01-24	15,000	12,750
Midcontinent Communications (S)	6.875		08-15-23	15,000	15,975
Myriad International Holdings BV (S)	5.500		07-21-25	15,000	15,901
Omnicom Group, Inc.	3.600		04-15-26	15,000	15,589
Radio One, Inc. (S)	9.250		02-15-20	15,000	13,500
Sinclair Television Group, Inc. (S)	5.625		08-01-24	20,000	20,350
Sirius XM Radio, Inc. (S)	5.250		08-15-22	70,000	72,800
Sirius XM Radio, Inc. (S)	5.375		04-15-25	15,000	15,338
Sirius XM Radio, Inc. (S)	5.375		07-15-26	20,000	20,319
WMG Acquisition Corp. (S)	4.875		11-01-24	10,000	9,975
WMG Acquisition Corp. (S)	6.750		04-15-22	23,000	24,265
Specialty retail 0.2%
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	50,000	48,625
L Brands, Inc.	6.625		04-01-21	25,000	28,750
L Brands, Inc.	6.875		11-01-35	15,000	15,900

2SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples 1.1%					$435,346
Beverages 0.1%
PepsiCo, Inc.	1.500		02-22-19	30,000	30,150
Food and staples retailing 0.3%
SUPERVALU, Inc.	7.750		11-15-22	20,000	20,300
Tops Holding LLC (S)	8.000		06-15-22	30,000	26,400
Walgreens Boots Alliance, Inc.	1.750		05-30-18	25,000	25,118
Whole Foods Market, Inc.	5.200		12-03-25	35,000	37,698
Food products 0.3%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	15,000	17,479
Kraft Heinz Foods Company	2.000		07-02-18	30,000	30,215
Kraft Heinz Foods Company (S)	4.875		02-15-25	18,000	19,780
Kraft Heinz Foods Company	5.200		07-15-45	20,000	22,634
Mondelez International Holdings Netherlands BV (S)	1.625		10-28-19	25,000	24,912
Post Holdings, Inc. (S)	7.750		03-15-24	10,000	10,990
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	50,000	50,500
Revlon Consumer Products Corp. (S)	6.250		08-01-24	14,000	14,420
Tobacco 0.3%
Vector Group, Ltd.	7.750		02-15-21	100,000	104,750
Energy 2.2%					895,891
Energy equipment and services 0.1%
Antero Midstream Partners LP (S)	5.375		09-15-24	17,000	17,117
MPLX LP	4.875		12-01-24	23,000	24,063
Oil, gas and consumable fuels 2.1%
Cimarex Energy Company	4.375		06-01-24	15,000	15,814
Columbia Pipeline Group, Inc.	4.500		06-01-25	25,000	27,023
DCP Midstream LLC (S)	9.750		03-15-19	20,000	22,500
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	15,000	12,750
DCP Midstream Operating LP	2.700		04-01-19	15,000	14,663
DCP Midstream Operating LP	3.875		03-15-23	15,000	14,588
Enbridge Energy Partners LP	4.375		10-15-20	15,000	16,005
Energy Transfer Partners LP	5.150		03-15-45	15,000	13,979
Enterprise Products Operating LLC (P)	4.464		08-01-66	35,000	33,294
Gulfport Energy Corp. (S)	6.000		10-15-24	5,000	5,088
Kinder Morgan, Inc.	5.550		06-01-45	25,000	25,869
Newfield Exploration Company	5.750		01-30-22	7,000	7,298
Occidental Petroleum Corp.	3.400		04-15-26	20,000	20,836
Pertamina Persero PT (S)	6.450		05-30-44	200,000	220,274
Petroleos Mexicanos	4.875		01-24-22	15,000	15,335
Petroleos Mexicanos	5.500		01-21-21	75,000	79,875
Regency Energy Partners LP	5.500		04-15-23	60,000	61,808
Resolute Energy Corp.	8.500		05-01-20	10,000	9,925
Shell International Finance BV	4.375		05-11-45	35,000	36,833
Summit Midstream Holdings LLC	7.500		07-01-21	30,000	31,200
Sunoco Logistics Partners Operations LP	3.900		07-15-26	25,000	25,337
Sunoco Logistics Partners Operations LP	4.400		04-01-21	17,000	18,341
Tallgrass Energy Partners LP (S)	5.500		09-15-24	5,000	4,975
Teekay Offshore Partners LP	6.000		07-30-19	29,000	24,614
Tesoro Logistics LP	6.125		10-15-21	25,000	26,156
Tesoro Logistics LP	6.375		05-01-24	15,000	16,163
Williams Partners LP	4.875		05-15-23	15,000	15,201

SEE NOTES TO FUND'S INVESTMENTS3

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Williams Partners LP	4.875		03-15-24	38,000	$38,967
Financials 6.6%					2,627,550
Banks 3.6%
Bank of America Corp.	4.200		08-26-24	25,000	26,119
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR +3.705%) (Q)	6.250		09-05-24	35,000	36,663
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26	15,000	16,367
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	35,000	35,656
BankUnited, Inc.	4.875		11-17-25	25,000	25,441
BPCE SA (S)	5.700		10-22-23	25,000	27,087
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250		08-15-26	35,000	37,683
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	100,000	120,490
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	200,000	202,656
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	60,000	57,912
HBOS PLC (S)	6.000		11-01-33	95,000	106,603
JPMorgan Chase & Co.	3.200		06-15-26	25,000	25,269
JPMorgan Chase & Co.	4.625		05-10-21	45,000	49,543
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20	25,000	25,375
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	65,000	72,150
Lloyds Banking Group PLC	4.650		03-24-26	55,000	56,633
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125		11-01-26	20,000	20,150
Popular, Inc.	7.000		07-01-19	15,000	15,544
Russian Agricultural Bank OJSC (S)	5.100		07-25-18	200,000	205,000
Santander Holdings USA, Inc.	2.700		05-24-19	40,000	40,389
Standard Chartered PLC (S)	2.100		08-19-19	50,000	49,957
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	37,000	37,499
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	30,000	29,625
Wells Fargo & Company	4.650		11-04-44	15,000	15,520
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	45,000	48,277
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	20,000	20,925
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	20,000	20,850
Capital markets 0.7%
Ares Capital Corp.	3.875		01-15-20	35,000	35,991
FS Investment Corp.	4.000		07-15-19	35,000	35,411
Jefferies Group LLC	6.875		04-15-21	30,000	34,842
Morgan Stanley	3.875		01-27-26	20,000	21,082
Morgan Stanley	5.500		01-26-20	25,000	27,564
Morgan Stanley	7.300		05-13-19	45,000	50,883
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	20,000	20,475
The Goldman Sachs Group, Inc.	2.000		04-25-19	15,000	15,085
The Goldman Sachs Group, Inc.	3.750		05-22-25	20,000	20,814
The Goldman Sachs Group, Inc.	4.750		10-21-45	15,000	16,514
Consumer finance 0.6%
Ally Financial, Inc.	3.250		11-05-18	15,000	15,000
Ally Financial, Inc.	5.125		09-30-24	65,000	68,088
Capital One Financial Corp.	3.750		07-28-26	35,000	34,899
Capital One Financial Corp.	4.200		10-29-25	30,000	31,164

4SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	25,000	$25,278
Credit Acceptance Corp.	6.125		02-15-21	40,000	40,200
Discover Financial Services	3.950		11-06-24	20,000	20,296
Enova International, Inc.	9.750		06-01-21	20,000	18,750
Diversified financial services 0.2%
NewStar Financial, Inc.	7.250		05-01-20	25,000	25,000
S&P Global, Inc.	4.000		06-15-25	25,000	26,823
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	29,000	28,855
Insurance 1.1%
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	40,000	44,393
AXA SA	8.600		12-15-30	100,000	140,500
CNA Financial Corp.	7.250		11-15-23	10,000	12,161
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800		03-07-87	100,000	117,500
MetLife, Inc.	6.400		12-15-66	20,000	22,400
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	15,000	15,338
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	15,000	16,425
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	25,000	33,667
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	30,000	32,775
Thrifts and mortgage finance 0.4%
Flagstar Bancorp, Inc. (S)	6.125		07-15-21	15,000	15,623
Nationstar Mortgage LLC	6.500		07-01-21	20,000	19,850
Nationstar Mortgage LLC	7.875		10-01-20	30,000	30,600
Nationstar Mortgage LLC	9.625		05-01-19	15,000	15,713
Quicken Loans, Inc. (S)	5.750		05-01-25	30,000	29,625
Radian Group, Inc.	5.250		06-15-20	15,000	15,769
Radian Group, Inc.	7.000		03-15-21	15,000	16,814
Stearns Holdings LLC (S)	9.375		08-15-20	10,000	10,000
Health care 1.3%					524,114
Biotechnology 0.3%
AbbVie, Inc.	3.600		05-14-25	27,000	27,489
Amgen, Inc.	4.400		05-01-45	15,000	15,267
Shire Acquisitions Investments Ireland DAC	1.900		09-23-19	30,000	29,930
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26	45,000	44,260
Health care equipment and supplies 0.1%
Medtronic, Inc.	4.625		03-15-45	20,000	22,663
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	25,000	25,445
Health care providers and services 0.7%
Express Scripts Holding Company	4.500		02-25-26	35,000	37,520
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	15,000	15,638
HCA, Inc.	5.250		04-15-25	20,000	20,950
HCA, Inc.	5.250		06-15-26	15,000	15,683
HCA, Inc.	7.500		02-15-22	50,000	56,875
LifePoint Health, Inc. (S)	5.375		05-01-24	15,000	14,907
MEDNAX, Inc. (S)	5.250		12-01-23	15,000	15,675
Molina Healthcare, Inc.	5.375		11-15-22	15,000	15,609
Select Medical Corp.	6.375		06-01-21	20,000	19,869
Teva Pharmaceutical Finance Netherlands III BV	3.150		10-01-26	20,000	19,463
Universal Health Services, Inc. (S)	4.750		08-01-22	15,000	15,405

SEE NOTES TO FUND'S INVESTMENTS5

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc.	5.750		11-15-20	15,000	$15,450
Pharmaceuticals 0.2%
Actavis Funding SCS	3.800		03-15-25	20,000	20,777
Mylan NV (S)	2.500		06-07-19	20,000	20,203
Mylan NV (S)	3.950		06-15-26	50,000	49,892
Quintiles IMS, Inc. (S)	4.875		05-15-23	5,000	5,144
Industrials 3.3%					1,298,583
Aerospace and defense 0.5%
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	20,000	20,950
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	15,000	15,778
Lockheed Martin Corp.	2.900		03-01-25	28,000	28,426
Lockheed Martin Corp.	4.700		05-15-46	20,000	22,725
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	150,000	108,375
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500		06-15-22	35,000	36,400
Airlines 1.0%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18	15,000	15,638
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	62,832	66,131
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	16,426	17,248
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	6,097	6,170
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	15,089	17,013
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	58,108	66,825
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	96,095	102,341
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	10,673	12,007
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	32,981	34,651
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	27,127	27,602
United Airlines 2016-1 Class A Pass Through Trust	3.450		01-07-30	15,000	15,450
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	19,345	22,174
Building products 0.2%
Builders FirstSource, Inc. (S)	10.750		08-15-23	10,000	11,500
Masco Corp.	4.375		04-01-26	15,000	15,600
Masco Corp.	4.450		04-01-25	15,000	15,656
Owens Corning	4.200		12-15-22	20,000	21,238
Commercial services and supplies 0.1%
LSC Communications, Inc. (S)	8.750		10-15-23	13,000	12,805
Prime Security Services Borrower LLC (S)	9.250		05-15-23	15,000	15,906
Construction and engineering 0.1%
Tutor Perini Corp.	7.625		11-01-18	50,000	49,975
Electrical equipment 0.0%
Cortes NP Acquisition Corp. (S)	9.250		10-15-24	5,000	5,238
EnerSys (S)	5.000		04-30-23	5,000	5,125
Industrial conglomerates 0.1%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	29,000	30,723
Machinery 0.1%
SPL Logistics Escrow LLC (S)	8.875		08-01-20	24,000	20,400
Trinity Industries, Inc.	4.550		10-01-24	35,000	34,529
Professional services 0.1%
Verisk Analytics, Inc.	4.000		06-15-25	35,000	36,565

6SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	45,000	$46,519
Trading companies and distributors 0.6%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500		06-15-45	25,000	25,750
Ahern Rentals, Inc. (S)	7.375		05-15-23	25,000	16,375
Air Lease Corp.	3.375		01-15-19	10,000	10,280
Aircastle, Ltd.	5.500		02-15-22	15,000	16,088
Aircastle, Ltd.	6.250		12-01-19	25,000	27,219
International Lease Finance Corp. (S)	7.125		09-01-18	100,000	108,875
United Rentals North America, Inc.	5.500		07-15-25	20,000	20,250
United Rentals North America, Inc.	5.750		11-15-24	15,000	15,563
Transportation infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	100,000	100,500
Information technology 1.2%					459,269
Communications equipment 0.0%
Hughes Satellite Systems Corp. (S)	5.250		08-01-26	5,000	4,925
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp.	7.250		10-15-22	20,000	21,550
Internet software and services 0.1%
eBay, Inc.	2.500		03-09-18	15,000	15,186
Match Group, Inc.	6.375		06-01-24	15,000	16,200
VeriSign, Inc.	5.250		04-01-25	20,000	21,100
IT services 0.4%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	100,000	98,000
Visa, Inc.	3.150		12-14-25	30,000	31,308
Visa, Inc.	4.300		12-14-45	25,000	27,915
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.875		02-15-22	15,000	15,494
Micron Technology, Inc. (S)	7.500		09-15-23	15,000	16,556
Qorvo, Inc.	6.750		12-01-23	10,000	10,950
Qorvo, Inc.	7.000		12-01-25	10,000	10,950
Software 0.3%
Electronic Arts, Inc.	4.800		03-01-26	45,000	49,231
Microsoft Corp.	4.450		11-03-45	30,000	33,020
Open Text Corp. (S)	5.875		06-01-26	15,000	15,975
Technology hardware, storage and peripherals 0.2%
Diamond 1 Finance Corp. (S)	6.020		06-15-26	50,000	54,481
Diamond 1 Finance Corp. (S)	7.125		06-15-24	5,000	5,478
Western Digital Corp. (S)	7.375		04-01-23	10,000	10,950
Materials 0.9%					340,372
Chemicals 0.6%
Braskem Finance, Ltd. (S)	7.000		05-07-20	100,000	110,000
NOVA Chemicals Corp. (S)	5.000		05-01-25	45,000	45,169
Platform Specialty Products Corp. (S)	6.500		02-01-22	35,000	33,950
Rain CII Carbon LLC (S)	8.250		01-15-21	20,000	19,500
The Chemours Company	6.625		05-15-23	29,000	28,130
Containers and packaging 0.0%
Cascades, Inc. (S)	5.500		07-15-22	13,000	13,268

SEE NOTES TO FUND'S INVESTMENTS7

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 0.2%
Allegheny Technologies, Inc.	9.375		06-01-19	30,000	$31,500
Arconic, Inc.	5.125		10-01-24	25,000	26,063
Vale Overseas, Ltd.	6.250		08-10-26	11,000	11,798
Paper and forest products 0.1%
Boise Cascade Company (S)	5.625		09-01-24	5,000	5,056
Norbord, Inc. (S)	6.250		04-15-23	15,000	15,938
Real estate 0.9%					362,049
Equity real estate investment trusts 0.9%
American Tower Corp.	4.700		03-15-22	40,000	44,103
Crown Castle International Corp.	4.450		02-15-26	20,000	21,674
Crown Castle Towers LLC (S)	6.113		01-15-40	100,000	110,329
Iron Mountain, Inc.	5.750		08-15-24	45,000	46,125
Iron Mountain, Inc.	6.000		08-15-23	25,000	26,563
Omega Healthcare Investors, Inc.	4.500		01-15-25	25,000	25,418
Ventas Realty LP	3.500		02-01-25	30,000	30,696
Ventas Realty LP	3.750		05-01-24	10,000	10,453
VEREIT Operating Partnership LP	4.600		02-06-24	45,000	46,688
Telecommunication services 1.7%					668,354
Diversified telecommunication services 0.7%
AT&T, Inc.	4.750		05-15-46	20,000	19,591
Cincinnati Bell, Inc. (S)	7.000		07-15-24	5,000	5,238
Frontier Communications Corp.	8.875		09-15-20	20,000	21,250
GCI, Inc.	6.875		04-15-25	15,000	15,225
T-Mobile USA, Inc.	6.125		01-15-22	15,000	15,863
T-Mobile USA, Inc.	6.250		04-01-21	15,000	15,619
Telecom Italia Capital SA	7.200		07-18-36	100,000	108,000
Verizon Communications, Inc.	4.862		08-21-46	50,000	52,742
Verizon Communications, Inc.	5.012		08-21-54	15,000	15,508
Wireless telecommunication services 1.0%
Digicel Group, Ltd. (S)	8.250		09-30-20	200,000	176,600
Digicel, Ltd. (S)	6.750		03-01-23	15,000	13,458
Millicom International Cellular SA (S)	6.625		10-15-21	200,000	209,260
Utilities 1.6%					656,168
Electric utilities 1.4%
Electricite de France SA (S)	3.625		10-13-25	15,000	15,514
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	100,000	99,000
Empresa Electrica Angamos SA (S)	4.875		05-25-29	200,000	196,734
Majapahit Holding BV (S)	7.750		01-20-20	150,000	171,750
NextEra Energy Capital Holdings, Inc.	1.649		09-01-18	10,000	10,024
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19	15,000	15,209
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	35,000	39,156
Independent power and renewable electricity producers 0.2%
NRG Energy, Inc.	6.250		05-01-24	35,000	33,950
NRG Energy, Inc. (S)	6.625		01-15-27	20,000	18,731
NRG Yield Operating LLC	5.375		08-15-24	55,000	56,100

8SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
U.S. Government and Agency obligations 13.3%						$5,287,854
(Cost $5,276,325)
U.S. Government 9.7%						3,839,565
U.S. Treasury
Bond	2.500		05-15-46	445,000		437,421
Bond	3.375		05-15-44	425,000		495,191
Note	0.750		07-15-19	515,000		512,023
Note	1.000		10-15-19	170,000		170,007
Note	1.500		08-15-26	520,000		504,725
Treasury Inflation Protected Security	0.125		04-15-17	230,105		230,575
Treasury Inflation Protected Security	0.125		04-15-21	203,240		207,293
Treasury Inflation Protected Security	0.250		01-15-25	905,005		917,103
Treasury Inflation Protected Security	0.375		07-15-25	177,732		182,454
Treasury Inflation Protected Security	1.250		07-15-20	171,177		182,773
U.S. Government Agency 3.6%						1,448,289
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.000		12-01-40	356,426		392,043
30 Yr Pass Thru	4.000		01-01-43	248,743		267,030
30 Yr Pass Thru	4.500		12-01-40	257,560		283,266
Federal National Mortgage Association
30 Yr Pass Thru	3.500		03-01-44	440,380		466,268
30 Yr Pass Thru	4.000		09-01-40	36,850		39,682
Foreign government obligations 0.7%						$287,785
(Cost $356,981)
Argentina 0.1%						39,310
Republic of Argentina Bond	8.280		12-31-33		35,051	39,310
Brazil 0.2%						85,591
Federative Republic of Brazil Note	10.000		01-01-21	BRL	275,000	85,591
Indonesia 0.1%						20,392
Republic of Indonesia Bond	8.375		09-15-26	IDR	250,000,000	20,392
Mexico 0.3%						142,492
Government of Mexico
Bond	7.750		05-29-31	MXN	1,200,000	70,116
Bond	10.000		12-05-24	MXN	1,100,000	72,376
Capital preferred securities 0.3%						$113,676
(Cost $105,601)
Financials 0.3%						113,676
Insurance 0.3%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67		35,000	44,800
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250		04-08-68		30,000	43,695
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67		25,000	25,181
Convertible bonds 0.0%						$14,419
(Cost $15,000)
Utilities 0.0%						14,419
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250		06-01-20		15,000	14,419

SEE NOTES TO FUND'S INVESTMENTS9

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Term loans (M) 1.2%					$457,116
(Cost $479,366)
Consumer discretionary 0.3%					110,009
Media 0.3%
iHeartCommunications, Inc.	7.284		01-30-19	110,259	83,295
iHeartCommunications, Inc.	8.034		07-30-19	35,461	26,714
Health care 0.4%					156,051
Health care providers and services 0.4%
National Mentor Holdings, Inc.	4.250		01-31-21	57,526	57,555
Surgery Center Holdings, Inc.	4.750		11-03-20	98,250	98,496
Industrials 0.5%					191,056
Aerospace and defense 0.2%
WP CPP Holdings LLC	4.500		12-28-19	96,250	94,325
Airlines 0.3%
Delta Air Lines, Inc.	3.250		10-18-18	96,250	96,731
Collateralized mortgage obligations 4.6%					$1,817,053
(Cost $1,805,173)
Commercial and residential 4.3%					1,718,462
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.105		08-25-35	21,902	21,160
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.964		06-25-45	36,311	34,905
Series 2005-1, Class AHM (P)	3.229		06-25-45	17,640	17,367
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	100,000	110,864
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.034		09-15-26	100,000	99,442
Series 2015-200P, Class F (P) (S)	3.596		04-14-33	25,000	22,438
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5, Class A2 (P)	2.460		08-25-35	28,606	28,495
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.535		12-15-27	93,557	92,854
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2013-CR6, Class XA IO	1.474		03-10-46	285,804	11,565
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.079		10-15-45	295,199	23,537
Series 2013-CR11, Class B (P)	5.161		10-10-46	35,000	39,733
Series 2014-FL4, Class D (P) (S)	2.981		07-13-31	50,000	48,671
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	4.905		04-10-47	45,000	47,991
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7	6.000		08-25-37	61,687	57,548
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.584		07-15-29	100,000	96,995
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.406		11-05-30	100,000	100,124
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.261		07-25-35	517,485	37,892
Series 2005-AR8, Class AX2 IO	2.267		05-25-35	442,292	30,492
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.668		04-15-47	55,000	56,292
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FL5, Class C (P) (S)	2.534		07-15-31	85,000	83,583

10SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-INN, Class F (P) (S)	4.535		06-15-29	100,000	$96,489
Series 2014-PHH, Class C (P) (S)	2.635		08-15-27	100,000	99,748
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (P)	0.925		03-25-35	11,146	10,582
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904		10-25-35	30,111	30,069
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295		09-09-32	85,000	85,581
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	3.315		08-25-34	40,293	39,860
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.892		03-25-44	22,015	21,372
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.634		05-10-63	500,596	25,984
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	100,000	102,794
WaMu Mortgage Pass Through Certificates Series 2005-AR2, Class 2A1B (P)	0.895		01-25-45	17,535	16,101
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	80,000	79,791
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	40,000	37,010
Series 2015-LC22, Class B (P)	4.540		09-15-58	10,000	11,133
U.S. Government Agency 0.3%					98,591
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000		10-15-27	214,740	21,284
Series K018, Class X1 IO	1.543		01-25-22	380,916	22,173
Series K710, Class X1 IO	1.892		05-25-19	261,206	9,406
Federal National Mortgage Association Series 2012-137, Class WI IO	3.500		12-25-32	168,631	24,204
Government National Mortgage Association
Series 2012-114, Class IO	0.874		01-16-53	178,323	11,073
Series 2016-87, Class IO	1.008		08-16-58	129,324	10,451
Asset backed securities 2.8%					$1,104,073
(Cost $1,085,182)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.975		10-25-35	75,000	70,815
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	39,600	39,949
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780		06-15-22	50,000	50,226
California Republic Auto Receivables Trust Series 2016-2, Class A4	2.140		12-15-21	15,000	15,080
Capital One Multi-Asset Execution Trust Series 2016-A3, Class A3	1.340		04-15-22	55,000	55,006
CarMax Auto Owner Trust Series 2016-2, Class A4	1.680		09-15-21	20,000	20,058
Chase Issuance Trust Series 2016-A2, Class A	1.370		06-15-21	45,000	45,018
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (S)	1.870		02-15-22	15,000	14,997
CNH Equipment Trust Series 2016-B, Class A3	1.630		08-16-21	20,000	20,111
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B (P)	5.050		02-25-35	36,446	36,571

SEE NOTES TO FUND'S INVESTMENTS11

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	59,100	$60,228
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	29,700	28,880
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.500		12-25-34	23,457	21,575
Ford Credit Auto Owner Trust Series 2016-C, Class A4	1.610		02-15-22	20,000	19,959
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4	1.620		08-15-22	30,000	30,252
Series 2016-3, Class A4	1.560		11-18-22	80,000	79,852
Series 2016-4, Class A4	1.650		01-18-23	30,000	29,934
Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, Class A1A (P)	1.045		06-25-35	19,493	18,820
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.805		09-25-36	35,362	33,428
New Century Home Equity Loan Trust Series 2005-2, Class M2 (P)	1.200		06-25-35	65,000	62,505
RAAC Series Trust Series 2006-SP4, Class M1 (P)	0.874		11-25-36	10,000	9,409
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.675		09-25-36	34,756	33,706
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	17,287	17,290
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.965		11-25-35	35,000	34,002
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.166		02-25-35	43,505	41,938
Series 2005-2, Class M2 (P)	1.259		03-25-35	45,000	42,819
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	2.024		02-25-35	37,784	35,983
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832		05-25-46	30,000	30,476
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	22,000	21,558
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	59,400	59,604
Westgate Resorts LLC Series 2014-AA, Class A (S)	6.250		10-20-26	24,072	24,024
				Shares	Value
Common stocks 29.9%					$11,883,358
(Cost $11,642,889)
Consumer discretionary 6.5%					2,567,649
Auto components 0.7%
Bridgestone Corp.				2,700	100,774
Delphi Automotive PLC				1,968	128,058
Magna International, Inc.				1,352	55,500
Automobiles 0.9%
Ford Motor Company				5,250	61,635
Honda Motor Company, Ltd.				2,400	71,812
Nissan Motor Company, Ltd.				11,400	115,966
Toyota Motor Corp.				2,000	116,013
Hotels, restaurants and leisure 0.9%
Del Frisco's Restaurant Group, Inc. (I)				3,666	52,424
McDonald's Corp.				727	81,838

12SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Norwegian Cruise Line Holdings, Ltd. (I)	2,903	$112,840
Starbucks Corp.	1,890	100,302
Household durables 0.3%
NVR, Inc. (I)	30	45,690
Panasonic Corp.	3,500	36,106
Tempur Sealy International, Inc. (I)	935	50,555
Internet and direct marketing retail 0.7%
Amazon.com, Inc. (I)	256	202,194
The Priceline Group, Inc. (I)	39	57,495
Leisure products 0.1%
Malibu Boats, Inc., Class A (I)	3,111	45,638
Media 0.6%
Comcast Corp., Class A	882	54,525
Lions Gate Entertainment Corp.	3,436	69,957
The Walt Disney Company	1,154	106,964
Multiline retail 0.1%
Macy's, Inc.	864	31,527
Specialty retail 1.5%
Build-A-Bear Workshop, Inc. (I)	7,133	96,296
CarMax, Inc. (I)	1,445	72,163
Lowe's Companies, Inc.	1,058	70,516
O'Reilly Automotive, Inc. (I)	312	82,505
Restoration Hardware Holdings, Inc. (I)	2,027	58,722
The TJX Companies, Inc.	1,315	96,981
Tractor Supply Company	669	41,899
Williams-Sonoma, Inc.	1,388	64,153
Textiles, apparel and luxury goods 0.7%
adidas AG	257	42,224
Gildan Activewear, Inc.	2,847	73,082
Michael Kors Holdings, Ltd. (I)	961	48,800
NIKE, Inc., Class B	449	22,531
Ralph Lauren Corp.	1,019	99,964
Consumer staples 2.9%		1,166,156
Beverages 0.7%
Diageo PLC, ADR	215	23,119
Heineken NV	328	27,017
Molson Coors Brewing Company, Class B	577	59,898
PepsiCo, Inc.	1,143	122,530
The Coca-Cola Company	976	41,382
Food and staples retailing 0.7%
Costco Wholesale Corp.	288	42,587
CVS Health Corp.	1,157	97,304
Koninklijke Ahold Delhaize NV	5,877	134,052
Food products 0.3%
Danone SA	519	35,997
Mondelez International, Inc., Class A	1,794	80,622
Household products 0.2%
The Procter & Gamble Company	808	70,134

SEE NOTES TO FUND'S INVESTMENTS13

Diversified Strategies Fund

	Shares	Value
Consumer staples (continued)
Personal products 0.2%
Pola Orbis Holdings, Inc.	1,000	$83,209
Tobacco 0.8%
British American Tobacco PLC	1,461	83,734
Japan Tobacco, Inc.	2,900	110,258
Philip Morris International, Inc.	957	92,293
Reynolds American, Inc.	1,126	62,020
Energy 1.9%		774,789
Energy equipment and services 0.4%
Schlumberger, Ltd.	1,265	98,961
Weatherford International PLC (I)	16,219	78,176
Oil, gas and consumable fuels 1.5%
Apache Corp.	1,496	88,982
California Resources Corp. (I)	50	513
Canadian Natural Resources, Ltd.	2,504	79,402
Devon Energy Corp.	1,678	63,579
EOG Resources, Inc.	673	60,853
Occidental Petroleum Corp.	1,018	74,222
Range Resources Corp.	2,175	73,493
Royal Dutch Shell PLC, A Shares	3,470	86,427
TOTAL SA	1,465	70,181
Financials 5.5%		2,189,873
Banks 4.2%
Bank of America Corp.	11,474	189,321
Barclays PLC	26,590	61,604
Citigroup, Inc.	3,648	179,299
HSBC Holdings PLC	18,738	141,118
ICICI Bank, Ltd., ADR	12,788	106,013
JPMorgan Chase & Co.	3,361	232,783
KeyCorp	4,308	60,829
Regions Financial Corp.	5,339	57,181
Standard Chartered PLC (I)	6,549	56,950
Sumitomo Mitsui Financial Group, Inc.	1,900	65,876
SVB Financial Group (I)	1,056	129,117
U.S. Bancorp	3,570	159,793
UniCredit SpA	12,126	30,092
Wells Fargo & Company	4,640	213,486
Capital markets 0.9%
Affiliated Managers Group, Inc. (I)	582	77,208
Intercontinental Exchange, Inc.	179	48,400
The Blackstone Group LP	3,368	84,301
The Charles Schwab Corp.	1,669	52,907
The Goldman Sachs Group, Inc.	622	110,865
Consumer finance 0.2%
Discover Financial Services	1,107	62,357
Insurance 0.2%
Dai-ichi Life Holdings, Inc.	4,800	70,373

14SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Health care 4.0%		$1,573,729
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc. (I)	388	50,634
Amgen, Inc.	369	52,088
Biogen, Inc. (I)	582	163,065
Celgene Corp. (I)	623	63,658
Gilead Sciences, Inc.	1,891	139,234
Shire PLC, ADR	387	65,264
Health care equipment and supplies 0.5%
Danaher Corp.	799	62,761
Medtronic PLC	871	71,439
Stryker Corp.	419	48,332
Zimmer Biomet Holdings, Inc.	205	21,607
Health care providers and services 0.1%
AmerisourceBergen Corp.	445	31,292
Life sciences tools and services 0.4%
Bio-Rad Laboratories, Inc., Class A (I)	241	38,097
PAREXEL International Corp. (I)	707	41,190
Thermo Fisher Scientific, Inc.	485	71,310
Pharmaceuticals 1.7%
Allergan PLC (I)	628	131,214
Bristol-Myers Squibb Company	652	33,193
GlaxoSmithKline PLC	1,744	34,452
Johnson & Johnson	1,270	147,307
Merck & Company, Inc.	1,520	89,254
Novartis AG	691	49,039
Pfizer, Inc.	3,731	118,310
Roche Holding AG	222	50,989
Industrials 1.6%		658,196
Aerospace and defense 0.5%
Cobham PLC	24,502	42,750
General Dynamics Corp.	332	50,046
Safran SA	702	48,306
United Technologies Corp.	629	64,284
Airlines 0.1%
Southwest Airlines Company	872	34,924
Building products 0.2%
American Woodmark Corp. (I)	717	53,560
Fortune Brands Home & Security, Inc.	862	47,091
Industrial conglomerates 0.4%
Honeywell International, Inc.	523	57,363
Koninklijke Philips NV	2,148	64,724
Rheinmetall AG	681	47,274
Machinery 0.3%
Fortive Corp.	955	48,753
Hoshizaki Corp.	600	54,149
Road and rail 0.1%
Union Pacific Corp.	510	44,972

SEE NOTES TO FUND'S INVESTMENTS15

Diversified Strategies Fund

	Shares	Value
Information technology 5.5%		$2,177,027
Communications equipment 0.3%
Cisco Systems, Inc.	4,188	128,488
Internet software and services 1.1%
Alphabet, Inc., Class A (I)	251	203,285
Alphabet, Inc., Class C (I)	48	37,658
eBay, Inc. (I)	2,503	71,361
Facebook, Inc., Class A (I)	916	119,987
IT services 0.6%
Automatic Data Processing, Inc.	919	80,008
Visa, Inc., A Shares	1,557	128,468
Semiconductors and semiconductor equipment 0.8%
Applied Materials, Inc.	1,729	50,279
Broadcom, Ltd.	274	46,657
Microchip Technology, Inc.	644	38,994
NXP Semiconductors NV (I)	417	41,700
QUALCOMM, Inc.	1,446	99,369
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,583	49,231
Software 1.2%
Adobe Systems, Inc. (I)	467	50,207
Electronic Arts, Inc. (I)	1,101	86,451
Microsoft Corp.	4,267	255,679
Oracle Corp.	967	37,152
Synchronoss Technologies, Inc. (I)	1,481	54,368
Technology hardware, storage and peripherals 1.5%
Apple, Inc.	3,186	361,738
Lenovo Group, Ltd.	108,000	69,183
Samsung Electronics Company, Ltd., GDR	112	78,793
Seagate Technology PLC	2,564	87,971
Materials 0.7%		266,319
Chemicals 0.2%
Akzo Nobel NV	628	40,576
The Sherwin-Williams Company	147	35,994
Containers and packaging 0.3%
Amcor, Ltd.	5,924	66,122
Avery Dennison Corp.	503	35,104
Metals and mining 0.2%
Agnico Eagle Mines, Ltd.	628	31,902
Franco-Nevada Corp.	535	35,021
Freeport-McMoRan, Inc. (I)	1,932	21,600
Telecommunication services 1.3%		509,620
Diversified telecommunication services 0.9%
Koninklijke KPN NV	30,467	99,345
Nippon Telegraph & Telephone Corp.	4,200	186,215
Telefonica SA	8,046	81,752
Wireless telecommunication services 0.4%
KDDI Corp.	2,100	63,826
Vodafone Group PLC	28,577	78,482

16SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Preferred securities 0.6%		$250,274
(Cost $251,307)
Financials 0.5%		190,785
Banks 0.2%
Regions Financial Corp., 6.375%	383	9,950
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	1,700	43,537
Wells Fargo & Company, Series L, 7.500%	18	23,490
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	1,200	31,284
Consumer finance 0.1%
Discover Financial Services, 6.500%	1,100	28,809
Diversified financial services 0.1%
GMAC Capital Trust I, 6.602% (P)	2,104	53,715
Utilities 0.1%		59,489
Electric utilities 0.0%
Exelon Corp., 6.500%	364	17,363
Multi-utilities 0.1%
Dominion Resources, Inc., 6.750%	835	42,126
Investment companies 15.8%		$6,301,013
(Cost $6,266,328)
Exchange-traded funds 15.8%		6,301,013
Energy Select Sector SPDR Fund	1,211	83,099
Financial Select Sector SPDR Fund	16,525	326,204
Health Care Select Sector SPDR Fund	755	50,857
iShares Edge MSCI USA Quality Factor ETF	3,210	212,213
iShares Global Infrastructure ETF	2,773	111,530
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,000	604,900
iShares MSCI Austria Capped ETF	2,290	37,648
iShares MSCI Emerging Markets ETF	2,751	102,172
iShares MSCI Finland Capped ETF	3,690	118,707
iShares MSCI India ETF	9,725	282,414
iShares MSCI India Small-Cap ETF	3,030	114,383
iShares MSCI Netherlands ETF	6,550	160,344
iShares MSCI Philippines ETF	2,800	98,980
iShares MSCI South Korea Capped ETF	6,120	338,742
iShares MSCI Taiwan ETF	29,005	457,119
iShares TIPS Bond ETF	324	37,539
iShares U.S. Oil & Gas Exploration & Production ETF	2,195	127,639
Materials Select Sector SPDR Fund	1,390	64,983
PowerShares DB Agriculture Fund (I)	1,765	36,218
PowerShares DB Base Metals Fund (I)	3,798	54,691
PowerShares DB Commodity Index Tracking Fund (I)	3,551	53,123
PowerShares DB Energy Fund (I)	5,207	63,682
PowerShares DB Gold Fund (I)	2,439	100,731
PowerShares S&P 500 Quality Portfolio	15,205	376,628
SPDR Bloomberg Barclays High Yield Bond ETF	9,050	328,153
SPDR S&P China ETF	2,885	222,866
SPDR S&P Global Natural Resources ETF	2,545	99,459
SPDR S&P Homebuilders ETF	9,950	314,619
VanEck Vectors Oil Services ETF	2,925	82,105
Vanguard Dividend Appreciation ETF	4,080	335,825

SEE NOTES TO FUND'S INVESTMENTS17

Diversified Strategies Fund

				Shares	Value
Exchange-traded funds (continued)
Vanguard Global ex-U.S. Real Estate ETF				1,023	$54,679
Vanguard Information Technology ETF				5,155	617,157
Vanguard REIT ETF				770	62,955
Vanguard Telecommunication Services ETF				1,680	152,846
WisdomTree Japan Hedged Equity Fund				350	15,803
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 3.8%					$1,499,785
(Cost $1,499,783)
Commercial paper 3.8%					1,499,785
Abbott Laboratories	0.650		11-02-16	250,000	249,995
BASF SE	0.500		11-21-16	250,000	249,933
CAFCO LLC	0.600		11-21-16	250,000	249,918
Caterpillar Financial Services Corp.	0.450		11-10-16	250,000	249,972
Catholic Health Initiatives	0.800		11-02-16	250,000	249,994
Philip Morris International, Inc.	0.460		11-09-16	250,000	249,973
Total investments (Cost $37,709,446)† 96.2%					$38,242,539
Other assets and liabilities, net 3.8%					$1,513,590
Total net assets 100.0%					$39,756,129

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
IDR	Indonesian Rupiah
MXN	Mexican Peso
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,781,842 or 14.5% of the fund's net assets as of 10-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $37,730,494. Net unrealized appreciation aggregated to $512,045, of which $2,138,971 related to appreciated investment securities and $1,626,926 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 10-31-16:

United States	82.5%
Japan	2.8%
United Kingdom	2.4%
Netherlands	2.2%
France	1.6%
Canada	1.0%
Other countries	7.5%
TOTAL	100.0%

18SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2016, by major security category or type:

	Total value at 10-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$9,226,133	—	$9,226,133	—
U.S. Government and Agency obligations	5,287,854	—	5,287,854	—
Foreign government obligations	287,785	—	287,785	—
Capital preferred securities	113,676	—	113,676	—
Convertible bonds	14,419	—	14,419	—
Term loans	457,116	—	457,116	—
Collateralized mortgage obligations	1,817,053	—	1,817,053	—
Asset backed securities	1,104,073	—	1,104,073	—
Common stocks	11,883,358	$9,187,598	2,695,760	—
Preferred securities	250,274	250,274	—	—
Investment companies	6,301,013	6,301,013	—	—
Short-term investments	1,499,785	—	1,499,785	—
Total investments in securities	$38,242,539	$15,738,885	$22,503,654	—
Other financial instruments:
Futures	$98,243	$93,965	$4,278	—
Forward foreign currency contracts	(10,218)	—	(10,218)	—

       19

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2016, the fund used futures contracts to gain exposure to certain securities, maintain diversity of the fund, manage against anticipated changes in securities markets and as a substitute for securities purchased. The following table summarizes the contracts held at October 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	8	Long	Dec 2016	$688,836	$684,971	($3,865)
CME E-mini Financial Sector Futures	3	Long	Dec 2016	178,021	181,950	3,929
CME E-mini Health Care Sector Futures	3	Long	Dec 2016	214,476	202,320	(12,156)
CME E-mini Technology Sector Futures	6	Long	Dec 2016	279,313	284,940	5,627
Mini TPX Index Futures	8	Long	Dec 2016	102,488	106,417	3,929
Nikkei 225 Futures	1	Long	Dec 2016	162,023	166,301	4,278
Ultra U.S. Treasury Bond Futures	2	Long	Dec 2016	373,318	351,875	(21,443)
2-Year U.S. Treasury Note Futures	4	Short	Dec 2016	(873,365)	(872,562)	803
5-Year U.S. Treasury Note Futures	2	Short	Dec 2016	(242,746)	(241,594)	1,152
10-Year U.S. Treasury Note Futures	13	Short	Dec 2016	(1,702,549)	(1,685,125)	17,424
CME E-mini Utilities Sector Futures	6	Short	Dec 2016	(291,167)	(298,020)	(6,853)
Euro STOXX 50 Index Futures	3	Short	Dec 2016	(99,781)	(100,543)	(762)
Euro STOXX 50 Index Futures	8	Short	Dec 2016	(265,491)	(268,115)	(2,624)
German Euro BUND Futures	3	Short	Dec 2016	(543,444)	(534,066)	9,378
Mini MSCI EAFE Index Futures	3	Short	Dec 2016	(255,923)	(249,855)	6,068
Mini MSCI Emerging Markets Index Futures	27	Short	Dec 2016	(1,246,483)	(1,219,725)	26,758
S&P 500 Index E-Mini Futures	4	Short	Dec 2016	(434,152)	(424,020)	10,132
S&P 500 Index E-Mini Futures	23	Short	Dec 2016	(2,494,581)	(2,438,113)	56,468
						$98,243
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

       20

During the period ended October 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased. The following table summarizes the contracts held at October 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	138,380	USD	104,599	Royal Bank of Canada	12/21/2016	—	($1,391)	($1,391)
INR	9,240,750	USD	135,000	Royal Bank of Canada	12/21/2016	$2,367	—	2,367
JPY	8,783,108	USD	87,213	Goldman Sachs Bank USA	12/21/2016	—	(3,293)	(3,293)
NOK	1,094,991	USD	130,000	Citibank N.A.	12/21/2016	2,541	—	2,541
SEK	2,579,934	USD	301,148	Citibank N.A.	12/21/2016	—	(14,802)	(14,802)
USD	215,789	AUD	288,030	Australia and New Zealand Banking Group	12/21/2016	—	(3,044)	(3,044)
USD	105,000	CAD	138,380	Royal Bank of Canada	12/21/2016	1,793	—	1,793
USD	656,562	EUR	589,313	JPMorgan Chase Bank N.A.	12/21/2016	8,198	—	8,198
USD	75,000	EUR	67,621	State Street Bank and Trust Company	12/21/2016	603	—	603
USD	309,234	INR	21,179,420	Royal Bank of Canada	12/21/2016	—	(5,606)	(5,606)
USD	172,453	JPY	17,851,921	Goldman Sachs Bank USA	12/21/2016	1,883	—	1,883
USD	260,709	KRW	293,531,050	State Street Bank and Trust Company	12/21/2016	4,229	—	4,229
USD	3,730	MXN	71,606	State Street Bank and Trust Company	12/21/2016	—	(39)	(39)
USD	84,452	NZD	120,147	State Street Bank and Trust Company	12/21/2016	—	(1,309)	(1,309)
USD	334,448	TWD	10,617,330	State Street Bank and Trust Company	12/21/2016	—	(2,348)	(2,348)
						$21,614	($31,832)	($10,218)

AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
EUR	Euro	NZD	New Zealand Dollar
INR	Indian Rupee	SEK	Swedish Krona
JPY	Japanese Yen	TWD	Taiwan New Dollar
KRW	Korean Won	USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       21

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	392Q1	10/16
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.		12/16

John Hancock

Global Absolute Return Strategies Fund

Quarterly portfolio holdings 10/31/16

Fund's investmentsGlobal Absolute Return Strategies Fund

As of 10-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 21.4%						$1,606,827,085
(Cost $1,586,839,205)
Australia 0.4%						28,810,554
APT Pipelines, Ltd.	1.375		03-22-22	EUR	700,000	781,369
APT Pipelines, Ltd.	2.000		03-22-27	EUR	1,300,000	1,449,714
Australia Pacific Airports Melbourne Pty, Ltd.	1.750		10-15-24	EUR	800,000	943,279
BHP Billiton Finance USA, Ltd.	5.000		09-30-43		6,310,000	7,188,693
CNOOC Curtis Funding No 1 Pty, Ltd.	2.750		10-03-20	EUR	1,950,000	2,304,686
Commonwealth Bank of Australia (S)	4.500		12-09-25		2,096,000	2,203,124
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22		1,323,000	1,538,252
National Australia Bank, Ltd. (2.000% to 11-12-19, then 5 Year Euro Swap Rate + 1.650%)	2.000		11-12-24	EUR	1,764,000	1,975,595
Origin Energy Finance, Ltd.	3.500		10-04-21	EUR	700,000	844,657
Rio Tinto Finance USA, Ltd.	5.200		11-02-40		1,304,000	1,494,509
Santos Finance, Ltd. (8.250% to 9-22-17, then 3 month EURIBOR + 6.851%)	8.250		09-22-70	EUR	3,450,000	3,895,745
Scentre Group Trust 1	1.375		03-22-23	EUR	1,200,000	1,379,384
Scentre Group Trust 1	1.500		07-16-20	EUR	1,600,000	1,834,410
Scentre Group Trust 2	3.250		09-11-23	EUR	760,000	977,137
Austria 0.0%						2,722,531
UniCredit Bank Austria AG	2.500		05-27-19	EUR	500,000	575,530
UniCredit Bank Austria AG	2.625		01-30-18	EUR	1,900,000	2,147,001
Belgium 0.3%						20,881,768
Anheuser-Busch InBev SA	0.875		03-17-22	EUR	2,900,000	3,273,236
Anheuser-Busch InBev SA	1.500		03-17-25	EUR	3,600,000	4,169,653
Anheuser-Busch InBev SA	2.000		03-17-28	EUR	6,400,000	7,639,518
Anheuser-Busch InBev SA	2.750		03-17-36	EUR	1,200,000	1,520,913
Belfius Bank SA	1.125		05-22-17	EUR	100,000	110,514
Belfius Bank SA	2.250		09-26-18	EUR	2,100,000	2,400,612
KBC Groep NV (1.875% to 3-11-22, then 5 Year Euro Swap Rate + 1.500%)	1.875		03-11-27	EUR	1,600,000	1,767,322
Bermuda 0.0%						800,958
Fly Leasing, Ltd.	6.750		12-15-20		772,000	800,958
Brazil 0.0%						3,416,072
Marfrig Holdings Europe BV (S)	8.000		06-08-23		1,883,000	1,944,198
Vale SA	4.375		03-24-18	EUR	1,280,000	1,471,874
Canada 0.5%						36,842,594
Air Canada 2013-1 Class B Pass Through Trust (S)	5.375		05-15-21		584,946	612,731
Cascades, Inc. (S)	5.500		07-15-22		1,170,000	1,194,137
Cascades, Inc. (S)	5.750		07-15-23		260,000	262,600
First Quantum Minerals, Ltd. (S)	7.000		02-15-21		1,774,000	1,694,170
First Quantum Minerals, Ltd. (S)	7.250		05-15-22		800,000	757,000
Great-West Lifeco, Inc.	2.500		04-18-23	EUR	2,860,000	3,470,469
Mercer International, Inc.	7.000		12-01-19		420,000	435,225
Mercer International, Inc.	7.750		12-01-22		1,433,000	1,508,233
New Red Finance, Inc. (S)	6.000		04-01-22		2,270,000	2,374,420
NOVA Chemicals Corp. (S)	5.000		05-01-25		1,251,000	1,255,691
NOVA Chemicals Corp. (S)	5.250		08-01-23		565,000	575,594
Open Text Corp. (S)	5.625		01-15-23		885,000	916,524
Open Text Corp. (S)	5.875		06-01-26		1,178,000	1,254,570
Rogers Communications, Inc.	5.000		03-15-44		6,802,000	7,664,460
Rogers Communications, Inc.	5.450		10-01-43		2,161,000	2,564,547

2SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Canada (continued)
Royal Bank of Canada	4.650		01-27-26		2,925,000	$3,172,844
Total Capital Canada, Ltd.	1.125		03-18-22	EUR	1,500,000	1,722,011
TransCanada PipeLines, Ltd.	6.100		06-01-40		467,000	594,654
TransCanada PipeLines, Ltd.	7.625		01-15-39		3,250,000	4,812,714
Cayman Islands 0.1%						3,772,781
China Overseas Land International Cayman, Ltd.	1.750		07-15-19	EUR	340,000	384,433
IPIC GMTN, Ltd.	2.375		05-30-18	EUR	200,000	226,628
IPIC GMTN, Ltd.	5.875		03-14-21	EUR	2,330,000	3,161,720
Denmark 0.1%						6,646,673
Danske Bank A/S (3.875% to 10-4-18, then 5 Year Euro Swap Rate + 2.625%)	3.875		10-04-23	EUR	600,000	701,236
DONG Energy A/S	4.875		01-12-32	GBP	1,200,000	1,836,986
DONG Energy A/S (4.875% to 7-8-18, then 5 Year Euro Swap Rate + 3.800%)	4.875		07-08-13	EUR	1,350,000	1,564,269
DONG Energy A/S (6.250% to 6-26-23, then 5 Year Euro Swap Rate + 4.750%)	6.250		06-26-13	EUR	636,000	802,844
Nykredit Holding AS (2.750% to 11-17-22, then 5 Year Euro Swap Rate + 2.200%)	2.750		11-17-27	EUR	1,550,000	1,741,338
France 1.3%						99,037,609
Aeroports de Paris	1.500		07-24-23	EUR	1,000,000	1,178,358
Air Liquide Finance SA	0.750		06-13-24	EUR	2,600,000	2,897,826
Auchan Holding SA	2.250		04-06-23	EUR	200,000	243,537
Autoroutes du Sud de la France SA	2.950		01-17-24	EUR	200,000	256,762
Autoroutes du Sud de la France SA	7.375		03-20-19	EUR	650,000	838,712
Banque Federative du Credit Mutuel SA	0.250		06-14-19	EUR	1,100,000	1,212,704
Banque Federative du Credit Mutuel SA	3.000		11-28-23	EUR	1,000,000	1,284,961
BNP Paribas SA	0.750		11-11-22	EUR	900,000	1,007,607
BNP Paribas SA	1.625		02-23-26	EUR	900,000	1,054,912
BNP Paribas SA	2.250		01-13-21	EUR	1,200,000	1,427,682
BNP Paribas SA	2.250		01-11-27	EUR	1,700,000	1,847,833
BNP Paribas SA	2.500		08-23-19	EUR	600,000	703,000
BNP Paribas SA (2.875% to 3-20-21, then 5 Year Euro Swap Rate + 1.650%)	2.875		03-20-26	EUR	600,000	690,277
BNP Paribas SA (7.195% to 6-25-37, then 3 month LIBOR + 1.290%) (Q)	7.195		06-25-37		400,000	451,500
BNP Paribas SA (7.781% to 7-2-18, then 3 month EURIBOR + 3.750%) (Q)	7.781		07-02-18	EUR	200,000	244,283
BPCE SA	0.625		04-20-20	EUR	1,900,000	2,116,662
BPCE SA	2.000		04-24-18	EUR	300,000	339,286
BPCE SA	5.150		07-21-24		1,600,000	1,686,453
Carrefour SA	0.750		04-26-24	EUR	2,100,000	2,314,475
Carrefour SA	1.250		06-03-25	EUR	180,000	204,337
Cie Financiere et Industrielle des Autoroutes SA	5.000		05-24-21	EUR	200,000	267,897
Credit Agricole SA	1.250		04-14-26	EUR	1,500,000	1,695,245
Credit Agricole SA (6.500% to 6-23-21, then 5 Year U.S. Swap Rate + 5.120%) (Q)	6.500		06-23-21	EUR	800,000	900,159
Credit Logement SA (P)(Q)	0.847		12-16-16	EUR	2,450,000	2,143,967
Dexia Credit Local SA (P)	0.346		07-10-17	EUR	600,000	640,409
Electricite de France SA (S)	3.625		10-13-25		3,254,000	3,365,450
Electricite de France SA	4.625		04-26-30	EUR	950,000	1,411,123
Electricite de France SA	5.625		02-21-33	EUR	790,000	1,326,953
Electricite de France SA	6.125		06-02-34	GBP	1,100,000	1,838,268
Electricite de France SA (4.125% to 1-22-22, then 8 Year Euro Swap Rate + 2.441%) (Q)	4.125		01-22-22	EUR	1,800,000	1,985,839
Electricite de France SA (4.250% to 1-29-20, then 7 Year Euro Swap Rate + 3.021%) (Q)	4.250		01-29-20	EUR	300,000	339,321
Electricite de France SA (5.000% to 1-22-26, then 12 Year Euro Swap Rate + 3.043%) (Q)	5.000		01-22-26	EUR	900,000	983,441

SEE NOTES TO FUND'S INVESTMENTS3

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
France (continued)
Eutelsat SA	5.000		01-14-19	EUR	100,000	$121,443
Holding d'Infrastructures de Transport SAS	2.250		03-24-25	EUR	800,000	978,355
Infra Park SAS	1.250		10-16-20	EUR	900,000	1,023,445
Infra Park SAS	2.125		04-16-25	EUR	500,000	599,611
Klepierre	1.000		04-17-23	EUR	1,100,000	1,247,532
Lagardere SCA	4.125		10-31-17	EUR	1,400,000	1,593,381
Legrand SA	4.375		03-21-18	EUR	400,000	465,124
Mercialys SA	1.787		03-31-23	EUR	700,000	803,179
Orange SA	3.875		01-14-21	EUR	400,000	507,101
Orange SA	9.000		03-01-31		5,933,000	9,319,165
Orange SA (5.000% to 10-1-26, then 5 Year Euro Swap Rate + 3.990%) (Q)	5.000		10-01-26	EUR	1,750,000	2,087,828
Pernod Ricard SA	5.000		03-15-17	EUR	900,000	1,005,822
RCI Banque SA	1.375		11-17-20	EUR	200,000	228,121
RCI Banque SA	4.250		04-27-17	EUR	580,000	649,749
Renault SA	4.625		09-18-17	EUR	400,000	456,776
RTE Reseau de Transport d'Electricite SA	1.000		10-19-26	EUR	2,600,000	2,896,448
RTE Reseau de Transport d'Electricite SA	1.625		11-27-25	EUR	1,000,000	1,184,839
RTE Reseau de Transport d'Electricite SA	2.000		04-18-36	EUR	200,000	237,053
Sanofi	2.500		11-14-23	EUR	700,000	877,879
SFR Group SA	5.375		05-15-22	EUR	200,000	228,947
SFR Group SA (S)	6.000		05-15-22		2,116,000	2,163,610
SFR Group SA (S)	6.250		05-15-24		1,175,000	1,174,260
Societe Des Autoroutes Paris-Rhin-Rhone	1.125		01-15-21	EUR	1,600,000	1,816,210
Societe Des Autoroutes Paris-Rhin-Rhone	1.125		01-09-26	EUR	3,400,000	3,815,196
Societe Des Autoroutes Paris-Rhin-Rhone	1.500		01-15-24	EUR	200,000	233,404
Societe Des Autoroutes Paris-Rhin-Rhone	1.875		01-15-25	EUR	1,900,000	2,269,233
Societe Fonciere Lyonnaise SA	1.875		11-26-21	EUR	700,000	814,943
Societe Generale SA	0.750		05-26-23	EUR	1,800,000	2,001,647
Societe Generale SA (2.500% to 9-16-21, then 5 Year Euro Swap Rate + 1.830%)	2.500		09-16-26	EUR	1,700,000	1,944,616
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (Q)	6.750		04-07-21	EUR	560,000	624,314
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		1,050,000	1,080,188
Societe Generale SA (9.375% to 9-4-19, then 3 month EURIBOR + 8.901%) (Q)	9.375		09-04-19	EUR	600,000	796,263
SPCM SA	2.875		06-15-23	EUR	1,200,000	1,313,466
SPCM SA (S)	6.000		01-15-22		1,050,000	1,086,561
Suez	1.750		09-10-25	EUR	800,000	960,227
Total Capital International SA	0.250		07-12-23	EUR	700,000	761,135
Total Capital International SA	0.750		07-12-28	EUR	2,100,000	2,251,953
TOTAL SA (2.250% to 2-26-21, then 5 Year Euro Swap Rate + 1.861%) (Q)	2.250		02-26-21	EUR	1,700,000	1,854,109
Transport et Infrastructures Gaz France SA	2.200		08-05-25	EUR	2,200,000	2,639,833
Transport et Infrastructures Gaz France SA	4.339		07-07-21	EUR	1,600,000	2,073,919
Unibail-Rodamco SE	1.375		03-09-26	EUR	1,700,000	1,951,485
Germany 0.6%						48,049,810
Aareal Bank AG (4.250% to 3-18-21, then 5 Year Euro Swap Rate + 2.900%)	4.250		03-18-26	EUR	1,850,000	2,135,224
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (Q)	7.625		04-30-20	EUR	600,000	635,637
Allianz SE (3.375% to 9-18-24, then 10 Year EURIBOR Swap Rate + 3.200%) (Q)	3.375		09-18-24	EUR	1,100,000	1,234,700
Allianz SE (4.750% to 10-24-23, then 3 month EURIBOR + 3.600%) (Q)	4.750		10-24-23	EUR	2,100,000	2,562,874
Allianz SE (5.625% to 10-17-22, then 3 month EURIBOR + 5.000%)	5.625		10-17-42	EUR	600,000	780,847
Commerzbank AG	0.500		09-13-23	EUR	2,000,000	2,106,645
Commerzbank AG	4.000		03-23-26	EUR	1,000,000	1,107,421
Commerzbank AG	7.750		03-16-21	EUR	900,000	1,175,720

4SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Germany (continued)
Daimler AG	1.400		01-12-24	EUR	2,500,000	$2,927,257
Deutsche Post AG	1.250		04-01-26	EUR	1,300,000	1,486,300
Deutsche Telekom International Finance BV	1.500		04-03-28	EUR	1,850,000	2,111,707
Deutsche Telekom International Finance BV (S)	4.875		03-06-42		1,304,000	1,474,488
Deutsche Telekom International Finance BV	8.750		06-15-30		1,445,000	2,206,011
Fresenius SE & Company KGaA	3.000		02-01-21	EUR	1,000,000	1,202,077
HSH Nordbank AG	0.541		02-14-17	EUR	1,350,000	1,437,514
HT1 Funding GmbH (6.352% to 6-30-17, then 12 month EURIBOR + 2.000%) (Q)	6.352		06-30-17	EUR	650,000	707,695
IHO Verwaltungs GmbH, PIK	2.750		09-15-21	EUR	900,000	1,010,684
IHO Verwaltungs GmbH, PIK	3.250		09-15-23	EUR	650,000	724,292
Muenchener Rueckversicherungs-Gesellschaft AG (6.250% to 5-26-22, then 3 month EURIBOR + 4.950%)	6.250		05-26-42	EUR	400,000	536,775
Unitymedia Hessen GmbH & Company KG	4.000		01-15-25	EUR	1,650,000	1,869,750
Unitymedia Hessen GmbH & Company KG	5.750		01-15-23	EUR	81,000	94,476
Volkswagen International Finance NV	0.875		01-16-23	EUR	200,000	220,862
Volkswagen International Finance NV	3.250		01-21-19	EUR	500,000	586,607
Volkswagen International Finance NV (3.500% to 3-20-30, then 15 Year Euro Swap Rate + 3.060%) (Q)	3.500		03-20-30	EUR	2,302,000	2,315,393
Volkswagen International Finance NV (3.750% to 3-24-21, then 7 Year Euro Swap Rate + 2.534%) (Q)	3.750		03-24-21	EUR	1,750,000	1,954,767
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (Q)	4.625		03-24-26	EUR	750,000	842,029
Volkswagen Leasing GmbH	2.625		01-15-24	EUR	1,264,000	1,523,505
Volkswagen Leasing GmbH	3.250		05-10-18	EUR	800,000	920,203
Vonovia Finance BV	1.625		12-15-20	EUR	200,000	231,227
Vonovia Finance BV	2.250		12-15-23	EUR	2,100,000	2,538,233
Vonovia Finance BV	3.125		07-25-19	EUR	600,000	711,837
Vonovia Finance BV	3.625		10-08-21	EUR	1,300,000	1,649,719
Vonovia Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (Q)	4.000		12-17-21	EUR	3,800,000	4,369,614
WEPA Hygieneprodukte GmbH	3.750		05-15-24	EUR	575,000	657,720
Hong Kong 0.0%						3,188,434
Hutchison Whampoa Finance 14, Ltd.	1.375		10-31-21	EUR	2,800,000	3,188,434
India 0.0%						1,067,561
Samvardhana Motherson Automotive Systems Group BV	4.125		07-15-21	EUR	950,000	1,067,561
Ireland 0.7%						51,686,701
Actavis Funding SCS	4.750		03-15-45		4,522,000	4,747,987
AerCap Ireland Capital, Ltd.	4.250		07-01-20		1,440,000	1,494,000
AerCap Ireland Capital, Ltd.	5.000		10-01-21		4,248,000	4,513,500
Aquarius & Investments PLC (4.250% to 10-2-23, then 3 month EURIBOR + 3.450%)	4.250		10-02-43	EUR	137,000	166,315
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24		560,000	587,814
Ardagh Packaging Finance PLC	4.250		01-15-22	EUR	900,000	1,017,619
Ardagh Packaging Finance PLC (S)	4.625		05-15-23		200,000	202,540
Ardagh Packaging Finance PLC (S)	7.000		11-15-20		70,588	72,706
Ardagh Packaging Finance PLC (S)	7.250		05-15-24		208,000	219,440
Bank of Ireland	2.000		05-08-17	EUR	2,600,000	2,884,075
Bank of Ireland	3.250		01-15-19	EUR	100,000	116,926
Cloverie PLC	1.750		09-16-24	EUR	700,000	827,240
ESB Finance, Ltd.	1.875		06-14-31	EUR	1,400,000	1,627,662

SEE NOTES TO FUND'S INVESTMENTS5

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Ireland (continued)
ESB Finance, Ltd.	2.125		06-08-27	EUR	700,000	$851,039
ESB Finance, Ltd.	3.494		01-12-24	EUR	3,272,000	4,299,044
ESB Finance, Ltd.	6.250		09-11-17	EUR	263,000	304,350
FCA Capital Ireland PLC	2.000		10-23-19	EUR	2,800,000	3,205,577
FCA Capital Ireland PLC	2.625		04-17-19	EUR	1,700,000	1,963,389
FCA Capital Ireland PLC	4.000		10-17-18	EUR	350,000	412,076
Fly Leasing, Ltd.	6.375		10-15-21		558,000	570,555
GE Capital European Funding	0.800		01-21-22	EUR	3,373,000	3,795,281
GE Capital European Funding	4.625		02-22-27	EUR	600,000	894,699
GE Capital International Funding Company	4.418		11-15-35		13,998,000	15,277,445
Smurfit Kappa Acquisitions	4.125		01-30-20	EUR	615,000	742,631
Willow No 2 Ireland PLC for Zurich Insurance Company, Ltd.	3.375		06-27-22	EUR	700,000	892,791
Israel 0.0%						1,754,823
Teva Pharmaceutical Finance IV BV	2.875		04-15-19	EUR	1,500,000	1,754,823
Italy 0.2%						18,797,706
Assicurazioni Generali SpA	5.125		09-16-24	EUR	600,000	864,254
Assicurazioni Generali SpA (7.750% to 12-12-22, then 3 month EURIBOR + 7.113%)	7.750		12-12-42	EUR	2,100,000	2,720,560
Edison SpA	3.875		11-10-17	EUR	620,000	705,458
Eni SpA (S)	5.700		10-01-40		400,000	411,769
Intesa Sanpaolo SpA	1.125		03-04-22	EUR	1,000,000	1,103,733
Intesa Sanpaolo SpA	2.000		06-18-21	EUR	1,100,000	1,269,382
Intesa Sanpaolo SpA	3.000		01-28-19	EUR	1,700,000	1,972,383
Intesa Sanpaolo SpA	4.000		11-09-17	EUR	100,000	114,129
Intesa Sanpaolo SpA	4.000		11-08-18	EUR	200,000	235,852
Intesa Sanpaolo SpA	4.375		10-15-19	EUR	1,800,000	2,193,196
Intesa Sanpaolo SpA	5.000		02-28-17	EUR	1,300,000	1,450,200
Intesa Sanpaolo SpA	6.625		09-13-23	EUR	800,000	1,027,671
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q)(S)	7.700		09-17-25		450,000	411,188
UniCredit SpA	5.650		07-24-18	EUR	1,000,000	1,191,676
UniCredit SpA	5.650		08-24-18	EUR	1,000,000	1,196,051
UniCredit SpA (4.375% to 1-3-22, then 5 Year Euro Swap Rate + 4.316%)	4.375		01-03-27	EUR	1,100,000	1,205,960
Wind Acquisition Finance SA	4.000		07-15-20	EUR	650,000	724,244
Jamaica 0.0%						192,001
Digicel, Ltd. (S)	6.750		03-01-23		214,000	192,001
Japan 0.0%						2,373,411
Sumitomo Mitsui Banking Corp.	1.000		01-19-22	EUR	2,100,000	2,373,411
Jersey, Channel Islands 0.2%						12,149,072
AA Bond Company, Ltd.	4.720		07-02-43	GBP	1,750,000	2,245,273
Adient Global Holdings, Ltd. (S)	4.875		08-15-26		351,000	345,244
CPUK Finance, Ltd.	7.000		08-28-20	GBP	950,000	1,228,345
UBS Group Funding Jersey, Ltd.	1.750		11-16-22	EUR	3,500,000	4,048,270
UBS Group Funding Jersey, Ltd. (S)	4.125		04-15-26		4,090,000	4,281,940
Luxembourg 0.2%						11,503,363
Altice Financing SA	5.250		02-15-23	EUR	450,000	515,602
Altice Luxembourg SA	7.250		05-15-22	EUR	320,000	372,362
Altice Luxembourg SA (S)	7.750		05-15-22		363,000	382,511
Cabot Financial Luxembourg SA	6.500		04-01-21	GBP	100,000	119,363
Cabot Financial Luxembourg SA	8.375		08-01-20	GBP	250,000	317,476

6SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Luxembourg (continued)
Fage International SA (S)	5.625		08-15-26		230,000	$237,475
Garfunkelux Holdco 3 SA	7.500		08-01-22	EUR	300,000	332,284
Garfunkelux Holdco 3 SA	8.500		11-01-22	GBP	425,000	513,700
GELF Bond Issuer I SA	1.750		11-22-21	EUR	2,950,000	3,384,833
INEOS Group Holdings SA	5.750		02-15-19	EUR	550,000	618,811
INEOS Group Holdings SA (S)	5.875		02-15-19		520,000	529,750
Prologis International Funding II SA	2.750		10-23-18	EUR	100,000	115,446
Prologis International Funding II SA	2.875		04-04-22	EUR	1,675,000	2,036,682
SELP Finance Sarl	1.250		10-25-23	EUR	1,600,000	1,744,948
Talanx Finanz Luxembourg SA (8.367% to 6-15-22, then 3 month EURIBOR + 7.056%)	8.367		06-15-42	EUR	200,000	282,120
Mexico 0.2%						14,155,060
America Movil SAB de CV	3.000		07-12-21	EUR	1,360,000	1,667,620
America Movil SAB de CV	4.125		10-25-19	EUR	300,000	366,605
America Movil SAB de CV	4.750		06-28-22	EUR	700,000	942,932
America Movil SAB de CV (5.125% to 9-6-18, then 5 Year Euro Swap Rate + 3.850%)	5.125		09-06-73	EUR	900,000	1,044,788
America Movil SAB de CV (6.375% to 9-6-23, then 5 Year Euro Swap Rate + 4.550%)	6.375		09-06-73	EUR	600,000	752,821
Cemex Finance LLC (S)	9.375		10-12-22		200,000	218,500
Cemex Finance LLC (S)	9.375		10-12-22		400,000	437,000
Cemex SAB de CV (S)	5.700		01-11-25		270,000	274,725
Cemex SAB de CV (S)	7.750		04-16-26		1,220,000	1,367,132
Grupo Televisa SAB	5.000		05-13-45		288,000	272,819
Mexichem SAB de CV (S)	5.875		09-17-44		3,742,000	3,630,114
Petroleos Mexicanos	3.125		11-27-20	EUR	2,500,000	2,835,768
Petroleos Mexicanos	3.750		03-15-19	EUR	300,000	344,236
Netherlands 1.1%						83,104,673
ABN AMRO Bank NV (2.875% to 1-18-23, then 5 Year Euro Swap Rate + 2.450%)	2.875		01-18-28	EUR	1,700,000	1,986,845
Alliander NV (3.250% to 11-27-18, then 5 Year Euro Swap Rate + 2.295%) (Q)	3.250		11-27-18	EUR	1,200,000	1,386,465
Allianz Finance II BV	3.000		03-13-28	EUR	600,000	807,104
Bharti Airtel International Netherlands BV	4.000		12-10-18	EUR	2,705,000	3,191,746
BMW Finance NV	0.750		04-15-24	EUR	2,325,000	2,600,983
Cooperatieve Rabobank UA	3.375		05-21-25		2,113,000	2,227,901
Cooperatieve Rabobank UA	4.375		08-04-25		5,388,000	5,676,899
Cooperatieve Rabobank UA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500		05-26-26	EUR	3,630,000	4,165,970
Demeter Investments BV (3.500% to 10-1-26, then 3 month EURIBOR + 3.950%)	3.500		10-01-46	EUR	1,900,000	2,155,991
E.ON International Finance BV	6.750		01-27-39	GBP	750,000	1,415,720
EDP Finance BV	2.625		01-18-22	EUR	900,000	1,062,246
EDP Finance BV	4.125		01-20-21	EUR	800,000	998,937
ELM BV (2.600% to 9-1-25, then 6 month EURIBOR + 3.050%) (Q)	2.600		09-01-25	EUR	1,200,000	1,272,299
Enel Finance International NV	1.375		06-01-26	EUR	556,000	625,059
Enel Finance International NV	1.966		01-27-25	EUR	1,998,000	2,382,174
Enel Finance International NV (S)	6.800		09-15-37		3,733,000	4,796,028
General Motors Financial International BV	0.850		02-23-18	EUR	1,600,000	1,773,189
General Motors Financial International BV	1.875		10-15-19	EUR	1,200,000	1,374,029
ING Bank NV (3.500% to 11-21-18, then 5 Year Euro Swap Rate + 2.450%)	3.500		11-21-23	EUR	485,000	562,120
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125		11-21-23		400,000	408,500
InterXion Holding NV	6.000		07-15-20	EUR	1,000,000	1,147,154

SEE NOTES TO FUND'S INVESTMENTS7

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Netherlands (continued)
JAB Holdings BV	1.500		11-24-21	EUR	600,000	$689,919
JAB Holdings BV	1.625		04-30-25	EUR	1,000,000	1,134,356
JAB Holdings BV	1.750		05-25-23	EUR	500,000	579,166
JAB Holdings BV	2.125		09-16-22	EUR	1,700,000	2,013,054
LeasePlan Corp. NV	2.375		04-23-19	EUR	730,000	844,513
LGE HoldCo VI BV	7.125		05-15-24	EUR	560,000	694,506
Mylan NV (S)	5.250		06-15-46		2,771,000	2,829,294
NN Group NV	1.000		03-18-22	EUR	960,000	1,087,816
NN Group NV (4.500% to 1-15-26, then 3 month EURIBOR + 4.000%) (Q)	4.500		01-15-26	EUR	720,000	792,701
NXP BV (S)	3.875		09-01-22		857,200	903,275
NXP BV (S)	4.625		06-01-23		1,474,000	1,614,030
Roche Finance Europe BV	0.875		02-25-25	EUR	1,300,000	1,474,906
Shell International Finance BV	0.375		02-15-25	EUR	2,100,000	2,259,196
Shell International Finance BV	0.750		08-15-28	EUR	1,600,000	1,697,059
Shell International Finance BV	4.125		05-11-35		10,453,000	10,808,538
Siemens Financieringsmaatschappij NV (S)	3.250		05-27-25		2,234,000	2,337,557
Siemens Financieringsmaatschappij NV (S)	6.125		08-17-26		1,240,000	1,586,694
Teva Pharmaceutical Finance Netherlands II BV	0.375		07-25-20	EUR	400,000	439,322
Teva Pharmaceutical Finance Netherlands II BV	1.125		10-15-24	EUR	3,550,000	3,858,590
Teva Pharmaceutical Finance Netherlands II BV	1.250		03-31-23	EUR	1,600,000	1,785,998
Teva Pharmaceutical Finance Netherlands III BV	4.100		10-01-46		1,783,000	1,656,824
Norway 0.1%						6,385,962
DNB Bank ASA	4.375		02-24-21	EUR	710,000	916,464
DNB Bank ASA (3.000% to 9-26-18, then 5 Year Euro Swap Rate + 1.770%)	3.000		09-26-23	EUR	640,000	733,229
Lock AS	7.000		08-15-21	EUR	250,000	285,304
Lock Lower Holding AS	9.500		08-15-22	EUR	150,000	172,567
Silk Bidco AS	7.500		02-01-22	EUR	650,000	748,647
Statkraft AS	1.500		09-21-23	EUR	1,000,000	1,168,628
Statkraft AS	2.500		11-28-22	EUR	1,304,000	1,610,196
Statkraft AS	6.625		04-02-19	EUR	590,000	750,927
Spain 0.3%						21,829,578
Banco Bilbao Vizcaya Argentaria SA (6.750% to 2-18-20, then 5 Year Euro Swap Rate + 6.604%) (Q)	6.750		02-18-20	EUR	600,000	634,777
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500		04-11-24	EUR	1,200,000	1,381,026
Ferrovial Emisiones SA	3.375		01-30-18	EUR	900,000	1,029,374
Gas Natural Capital Markets SA	6.000		01-27-20	EUR	1,300,000	1,696,206
Gas Natural Fenosa Finance BV	3.875		04-11-22	EUR	400,000	519,287
Gas Natural Fenosa Finance BV (4.125% to 11-18-22, then 8 Year Euro Swap Rate + 3.353%) (Q)	4.125		11-18-22	EUR	700,000	792,634
Inmobiliaria Colonial SA	1.863		06-05-19	EUR	1,500,000	1,714,197
Inmobiliaria Colonial SA	2.728		06-05-23	EUR	1,400,000	1,666,367
Santander Consumer Finance SA	0.750		04-03-19	EUR	1,100,000	1,221,841
Telefonica Emisiones SAU	3.661		09-18-17	EUR	650,000	736,384
Telefonica Emisiones SAU	4.710		01-20-20	EUR	700,000	876,561
Telefonica Emisiones SAU	5.811		09-05-17	EUR	200,000	230,286
Telefonica Europe BV	5.875		02-14-33	EUR	230,000	394,566
Telefonica Europe BV	8.250		09-15-30		5,577,000	7,926,110
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	4.200		12-04-19	EUR	900,000	1,009,962

8SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Sweden 0.1%						$7,719,561
Akelius Residential Property AB	3.375		09-23-20	EUR	1,250,000	1,470,542
Investor AB	3.250		09-17-18	EUR	450,000	524,291
Nordea Bank AB (1.000% to 9-7-21, then 5 Year Euro Swap Rate + 1.250%)	1.000		09-07-26	EUR	1,200,000	1,306,441
Svenska Handelsbanken AB	1.125		12-14-22	EUR	1,950,000	2,234,621
Svenska Handelsbanken AB	4.375		10-20-21	EUR	770,000	1,017,694
Svenska Handelsbanken AB (2.656% to 1-15-19, then 5 Year Euro Swap Rate + 1.430%)	2.656		01-15-24	EUR	678,000	776,728
Vattenfall AB (3.000% to 3-19-27, then 5 Year Euro Swap Rate + 2.511%)	3.000		03-19-77	EUR	383,000	389,244
Switzerland 0.3%						19,761,017
Credit Suisse AG	0.375		04-11-19	EUR	1,400,000	1,544,858
Credit Suisse AG	0.500		03-29-18	EUR	1,650,000	1,821,571
Credit Suisse AG	0.625		11-20-18	EUR	900,000	998,199
Credit Suisse AG	1.125		09-15-20	EUR	1,500,000	1,696,728
Glencore Finance Europe SA	1.250		03-17-21	EUR	400,000	439,092
Glencore Finance Europe SA	3.375		09-30-20	EUR	2,100,000	2,514,938
Glencore Finance Europe SA	5.250		03-22-17	EUR	800,000	894,576
Novartis Finance SA	0.125		09-20-23	EUR	1,800,000	1,952,042
Swisscom AG	2.000		09-30-20	EUR	600,000	705,861
UBS AG	0.500		05-15-18	EUR	1,300,000	1,437,693
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750		02-12-26	EUR	3,950,000	4,632,624
UBS Group AG (7.125% to 8-10-21, then 5 Year U.S. Swap Rate + 5.883%) (Q)	7.125		08-10-21		1,100,000	1,122,835
United Kingdom 1.7%						128,865,575
Arqiva Broadcast Finance PLC	9.500		03-31-20	GBP	570,000	751,755
Aspire Defence Finance PLC	4.674		03-31-40	GBP	949,598	1,408,629
Aviva PLC (3.375% to 12-4-25, then 3 month EURIBOR + 3.550%)	3.375		12-04-45	EUR	1,500,000	1,609,065
Aviva PLC (3.875% to 7-3-24, then 5 Year Euro Swap Rate + 3.480%)	3.875		07-03-44	EUR	500,000	566,255
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate + 5.130%)	6.125		07-05-43	EUR	910,000	1,162,742
Babcock International Group PLC	1.750		10-06-22	EUR	1,224,000	1,403,435
Barclays Bank PLC	6.000		01-14-21	EUR	200,000	254,201
Barclays Bank PLC	6.625		03-30-22	EUR	1,000,000	1,331,489
Barclays Bank PLC	7.625		11-21-22		730,000	814,863
Barclays Bank PLC	10.000		05-21-21	GBP	210,000	324,368
Barclays Bank PLC (6.278% to 12-15-34, then 3 month LIBOR + 1.550%) (Q)	6.278		12-15-34		400,000	435,500
Barclays PLC	3.650		03-16-25		4,884,000	4,795,258
Barclays PLC (2.625% to 11-11-20, then 5 Year Euro Swap Rate + 2.450%)	2.625		11-11-25	EUR	900,000	964,307
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (Q)	7.875		09-15-22	GBP	400,000	479,733
BIBBY Offshore Services PLC	7.500		06-15-21	GBP	225,000	173,194
BP Capital Markets PLC	1.109		02-16-23	EUR	1,550,000	1,754,945
BP Capital Markets PLC	1.573		02-16-27	EUR	750,000	859,619
BP Capital Markets PLC	1.953		03-03-25	EUR	200,000	238,316
BP Capital Markets PLC	2.213		09-25-26	EUR	225,000	273,717
Brambles Finance PLC	4.625		04-20-18	EUR	730,000	854,544
British Telecommunications PLC	0.625		03-10-21	EUR	1,000,000	1,106,940
British Telecommunications PLC	9.375		12-15-30		4,114,000	6,572,543
Centrica PLC (3.000% to 4-10-21, then 5 Year Euro Swap Rate + 2.687%)	3.000		04-10-76	EUR	1,700,000	1,828,860
Co-Operative Bank PLC	5.125		09-20-17	GBP	460,000	523,320
Coventry Building Society	2.250		12-04-17	EUR	1,880,000	2,111,845
Coventry Building Society	2.500		11-18-20	EUR	2,800,000	3,301,317
Eversholt Funding PLC	6.359		12-02-25	GBP	600,000	968,678
Experian Finance PLC	4.750		02-04-20	EUR	1,340,000	1,688,450
FCE Bank PLC	1.114		05-13-20	EUR	200,000	224,847

SEE NOTES TO FUND'S INVESTMENTS9

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
FCE Bank PLC	1.134		02-10-22	EUR	400,000	$447,571
FCE Bank PLC	1.528		11-09-20	EUR	600,000	684,030
FCE Bank PLC	1.875		04-18-19	EUR	1,700,000	1,946,859
FCE Bank PLC	1.875		06-24-21	EUR	2,150,000	2,492,350
FCE Bank PLC	2.875		10-03-17	EUR	270,000	304,189
Fiat Chrysler Automobiles NV	5.250		04-15-23		370,000	377,400
Fiat Chrysler Finance Europe	4.750		07-15-22	EUR	350,000	424,662
Fiat Chrysler Finance Europe	6.750		10-14-19	EUR	600,000	759,091
Fiat Chrysler Finance Europe	7.000		03-23-17	EUR	1,300,000	1,462,650
Firstgroup PLC	8.125		09-19-18	GBP	270,000	369,719
G4S International Finance PLC	2.625		12-06-18	EUR	1,000,000	1,147,022
G4S International Finance PLC	2.875		05-02-17	EUR	881,000	980,031
Grainger PLC	5.000		12-16-20	GBP	525,000	705,316
Hammerson PLC	2.000		07-01-22	EUR	500,000	570,291
Hammerson PLC	2.750		09-26-19	EUR	510,000	597,029
Heathrow Finance PLC	7.125		03-01-17	GBP	880,000	1,097,935
Heathrow Funding, Ltd.	1.500		02-11-32	EUR	1,200,000	1,315,117
Heathrow Funding, Ltd.	1.875		05-23-22	EUR	900,000	1,063,677
Heathrow Funding, Ltd.	4.600		02-15-18	EUR	860,000	999,803
Heathrow Funding, Ltd.	6.450		12-10-31	GBP	1,100,000	1,968,195
HSBC Holdings PLC	0.875		09-06-24	EUR	1,600,000	1,735,556
HSBC Holdings PLC	1.500		03-15-22	EUR	3,200,000	3,670,925
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375		01-10-24	EUR	580,000	668,985
HSBC Holdings PLC (6.375% to 10-18-17, then 3 month British Pound LIBOR + 1.300%)	6.375		10-18-22	GBP	600,000	763,848
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875		06-01-21		1,970,000	2,073,425
Imperial Brands Finance PLC	2.250		02-26-21	EUR	600,000	707,073
Imperial Brands Finance PLC	3.375		02-26-26	EUR	1,000,000	1,305,453
Imperial Brands Finance PLC	5.000		12-02-19	EUR	2,420,000	3,046,291
Jaguar Land Rover Automotive PLC	3.875		03-01-23	GBP	2,760,000	3,438,962
Jaguar Land Rover Automotive PLC (S)	5.625		02-01-23		150,000	155,178
Leeds Building Society	1.375		05-05-22	EUR	1,200,000	1,303,875
Leeds Building Society	2.625		04-01-21	EUR	1,420,000	1,643,484
Lloyds Bank PLC	3.500		05-14-25		2,170,000	2,305,035
Lloyds Bank PLC	6.500		03-24-20	EUR	1,620,000	2,090,434
Lloyds Bank PLC	6.500		09-17-40	GBP	600,000	1,142,925
Lloyds Bank PLC (5.750% to 7-9-20, then 3 month British Pound LIBOR + 1.390%)	5.750		07-09-25	GBP	500,000	666,240
Mondi Finance PLC	3.375		09-28-20	EUR	1,150,000	1,409,682
Motability Operations Group PLC	1.625		06-09-23	EUR	640,000	748,680
National Grid Gas Finance PLC	0.625		09-22-24	EUR	2,700,000	2,932,488
Nationwide Building Society (S)	3.900		07-21-25		3,185,000	3,405,055
Nationwide Building Society	6.750		07-22-20	EUR	250,000	328,252
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125		03-20-23	EUR	1,200,000	1,369,560
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250		06-18-76	EUR	980,000	1,155,128
Provident Financial PLC	8.000		10-23-19	GBP	510,000	706,926
Rentokil Initial PLC	3.250		10-07-21	EUR	662,000	819,701
Rio Tinto Finance USA PLC	4.750		03-22-42		1,322,000	1,448,736
Santander UK Group Holdings PLC	1.125		09-08-23	EUR	1,400,000	1,530,544
Santander UK PLC	1.750		01-15-18	EUR	180,000	201,541
Santander UK PLC	2.000		01-14-19	EUR	700,000	799,306
Santander UK PLC	2.625		07-16-20	EUR	790,000	935,920

10SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Santander UK PLC	3.875		10-15-29	GBP	1,200,000	$1,611,636
Santander UK PLC	4.000		03-13-24		3,100,000	3,342,584
Sensata Technologies UK Financing Company PLC (S)	6.250		02-15-26		701,000	753,575
SSE PLC (2.375% to 4-1-21, then 5 Year Euro Swap Rate + 1.989%) (Q)	2.375		04-01-21	EUR	1,200,000	1,307,426
SSE PLC (5.625% to 10-1-17, then 5 Year Euro Swap Rate + 4.620%) (Q)	5.625		10-01-17	EUR	660,000	754,469
Standard Chartered PLC (6.409% to 1-30-17, then 3 month LIBOR + 1.510%) (Q)(S)	6.409		01-30-17		1,400,000	1,359,750
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) (Q)(S)	7.500		04-02-22		590,000	594,056
Tesco Corporate Treasury Services PLC	1.375		07-01-19	EUR	250,000	276,936
Tesco PLC	3.375		11-02-18	EUR	100,000	115,981
The Royal Bank of Scotland Group PLC	4.800		04-05-26		1,326,216	1,359,028
The Royal Bank of Scotland Group PLC	6.934		04-09-18	EUR	942,000	1,118,736
The Royal Bank of Scotland Group PLC (3.625% to 3-25-19, then 5 Year Euro Swap Rate + 2.650%)	3.625		03-25-24	EUR	860,000	937,248
The Royal Bank of Scotland Group PLC (7.640% to 9-30-17, then 3 month LIBOR + 2.320%) (Q)	7.640		09-30-17		1,100,000	1,067,000
Tullow Oil PLC (S)	6.000		11-01-20		675,000	627,750
Tullow Oil PLC (S)	6.250		04-15-22		406,000	372,505
Virgin Media Finance PLC (S)	6.000		10-15-24		900,000	913,500
Virgin Media Secured Finance PLC	5.500		01-15-21	GBP	500,000	670,143
Virgin Media Secured Finance PLC	6.000		04-15-21	GBP	585,000	748,265
Vodafone Group PLC	1.600		07-29-31	EUR	900,000	963,013
Vodafone Group PLC	1.875		09-11-25	EUR	100,000	117,677
Vodafone Group PLC	2.750		12-01-34	EUR	100,000	122,876
WPP Finance 2010	5.625		11-15-43		2,084,000	2,410,542
WPP Finance SA	2.250		09-22-26	EUR	627,000	764,603
Yorkshire Building Society	1.250		03-17-22	EUR	830,000	907,811
Yorkshire Building Society	2.125		03-18-19	EUR	2,320,000	2,643,585
United States 13.0%						971,311,237
21st Century Fox America, Inc.	4.750		09-15-44		3,849,000	4,092,403
Alcoa, Inc.	5.125		10-01-24		94,000	97,997
Alcoa, Inc.	5.900		02-01-27		1,849,000	1,950,122
Ally Financial, Inc.	3.600		05-21-18		445,000	448,338
Ally Financial, Inc.	5.750		11-20-25		2,832,000	2,899,260
Ally Financial, Inc.	8.000		11-01-31		664,000	793,480
Altice US Finance I Corp. (S)	5.375		07-15-23		1,250,000	1,284,375
Altice US Finance I Corp. (S)	5.500		05-15-26		963,000	982,260
Altria Group, Inc.	5.375		01-31-44		7,088,000	8,613,260
AMC Networks, Inc.	5.000		04-01-24		1,190,000	1,204,875
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625		01-15-21		705,640	737,834
American Airlines 2015-2 Class AA Pass Through Trust	3.600		03-22-29		1,358,098	1,437,886
American International Group, Inc.	4.500		07-16-44		6,254,000	6,367,197
American International Group, Inc. (4.875% to 3-15-17, then 3 month EURIBOR + 1.730%)	4.875		03-15-67	EUR	150,000	164,543
Amgen, Inc.	3.125		05-01-25		2,221,000	2,257,322
Amgen, Inc. (S)	4.663		06-15-51		1,548,000	1,584,846
Amsurg Corp.	5.625		07-15-22		769,000	784,380
Anadarko Petroleum Corp.	4.850		03-15-21		1,105,000	1,199,765
Anadarko Petroleum Corp.	6.450		09-15-36		6,891,000	8,183,559
Anadarko Petroleum Corp.	6.600		03-15-46		224,000	274,123
Anheuser-Busch InBev Finance, Inc.	4.700		02-01-36		3,532,000	3,918,517
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		3,884,000	4,455,550

SEE NOTES TO FUND'S INVESTMENTS11

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Anthem, Inc.	3.500		08-15-24		3,290,000	$3,400,225
Anthem, Inc.	6.375		06-15-37		1,405,000	1,795,212
Asbury Automotive Group, Inc.	6.000		12-15-24		870,000	896,100
Ashland, Inc.	4.750		08-15-22		1,431,000	1,478,395
AT&T, Inc.	1.450		06-01-22	EUR	2,300,000	2,633,074
AT&T, Inc.	2.400		03-15-24	EUR	189,000	227,443
AT&T, Inc.	2.650		12-17-21	EUR	1,200,000	1,452,223
AT&T, Inc.	2.750		05-19-23	EUR	1,130,000	1,378,807
AT&T, Inc.	3.400		05-15-25		9,112,000	9,067,652
AT&T, Inc.	3.550		12-17-32	EUR	380,000	487,622
AT&T, Inc.	4.800		06-15-44		1,957,000	1,928,502
AT&T, Inc.	5.150		03-15-42		3,910,000	4,039,120
Avis Budget Car Rental LLC (S)	5.125		06-01-22		1,305,000	1,278,900
Avis Budget Car Rental LLC	5.500		04-01-23		1,255,000	1,242,450
Ball Corp.	4.375		12-15-23	EUR	350,000	431,895
Bank of America Corp. (P)	0.537		03-28-18	EUR	1,050,000	1,152,855
Bank of America Corp.	0.750		07-26-23	EUR	1,600,000	1,738,890
Bank of America Corp.	1.375		09-10-21	EUR	1,800,000	2,062,131
Bank of America Corp.	1.625		09-14-22	EUR	2,300,000	2,655,734
Bank of America Corp.	2.500		07-27-20	EUR	1,140,000	1,354,561
Bank of America Corp.	4.450		03-03-26		2,581,000	2,756,260
Bank of America Corp.	5.875		02-07-42		5,452,000	6,905,907
Bank of America Corp.	7.750		05-14-38		4,111,000	5,843,791
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26		2,210,000	2,411,442
Baxalta, Inc.	5.250		06-23-45		6,326,000	7,109,880
Berry Plastics Corp.	5.500		05-15-22		884,000	919,360
Berry Plastics Corp.	6.000		10-15-22		1,120,000	1,186,494
Boston Scientific Corp.	3.850		05-15-25		4,985,000	5,227,695
Brixmor Operating Partnership LP	3.850		02-01-25		2,250,000	2,289,582
Broadridge Financial Solutions, Inc.	3.400		06-27-26		4,266,000	4,331,415
Brown-Forman Corp.	1.200		07-07-26	EUR	700,000	784,665
Builders FirstSource, Inc. (S)	5.625		09-01-24		296,000	297,125
Burlington Northern Santa Fe LLC	4.150		04-01-45		9,388,000	9,944,286
BWAY Holding Company (S)	9.125		08-15-21		990,000	1,034,550
Calpine Corp. (S)	7.875		01-15-23		1,010,000	1,059,238
Cardinal Health, Inc.	4.900		09-15-45		1,341,000	1,532,693
Casella Waste Systems, Inc.	7.750		02-15-19		1,016,000	1,037,742
CBS Radio, Inc. (S)	7.250		11-01-24		784,000	814,380
CCM Merger, Inc. (S)	9.125		05-01-19		1,186,000	1,239,370
CCO Holdings LLC (S)	5.125		05-01-23		744,000	770,040
CCO Holdings LLC (S)	5.500		05-01-26		2,207,000	2,267,693
CCO Holdings LLC (S)	5.750		02-15-26		1,150,000	1,198,156
CCO Holdings LLC (S)	5.875		04-01-24		1,955,000	2,062,525
CDW LLC	5.500		12-01-24		1,007,000	1,059,868
Celgene Corp.	5.000		08-15-45		3,230,000	3,468,981
Centene Corp.	4.750		05-15-22		389,000	394,835
Centene Corp.	4.750		01-15-25		562,000	560,595
Centene Corp.	5.625		02-15-21		256,000	269,440
Centene Corp.	6.125		02-15-24		340,000	361,250
CenturyLink, Inc.	5.625		04-01-20		1,346,000	1,440,220
CenturyLink, Inc.	6.750		12-01-23		271,000	278,453
CenturyLink, Inc.	7.500		04-01-24		228,000	237,690

12SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
CenturyLink, Inc.	7.600		09-15-39		360,000	$320,400
Charter Communications Operating LLC (S)	6.384		10-23-35		1,994,000	2,292,861
Charter Communications Operating LLC (S)	6.484		10-23-45		2,777,000	3,264,030
Cheniere Corpus Christi Holdings LLC (S)	7.000		06-30-24		1,440,000	1,526,400
Chubb INA Holdings, Inc.	4.350		11-03-45		1,450,000	1,620,398
Cigna Corp.	5.375		02-15-42		1,330,000	1,553,065
Cincinnati Bell, Inc. (S)	7.000		07-15-24		1,026,496	1,075,255
CIT Group, Inc.	5.000		08-15-22		2,161,000	2,312,875
CIT Group, Inc.	5.000		08-01-23		725,000	772,125
Citigroup, Inc. (P)	1.102		02-10-19	EUR	1,650,000	1,812,785
Citigroup, Inc.	1.375		10-27-21	EUR	500,000	572,591
Citigroup, Inc.	1.750		01-28-25	EUR	648,000	748,093
Citigroup, Inc.	4.450		09-29-27		1,994,000	2,101,875
Citigroup, Inc.	5.000		08-02-19	EUR	720,000	895,815
Citigroup, Inc.	5.500		09-13-25		3,970,000	4,473,166
Citigroup, Inc.	5.875		01-30-42		1,264,000	1,590,819
Citigroup, Inc.	7.375		09-04-19	EUR	3,800,000	5,022,382
Citigroup, Inc.	8.125		07-15-39		2,029,000	3,096,745
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (Q)	6.125		11-15-20		3,641,000	3,806,301
Clear Channel Worldwide Holdings, Inc.	7.625		03-15-20		770,000	744,975
Comcast Corp.	3.375		08-15-25		1,953,000	2,048,736
Comcast Corp.	4.750		03-01-44		8,211,000	9,298,432
Commonwealth Edison Company	3.650		06-15-46		1,936,000	1,933,861
Commonwealth Edison Company	4.350		11-15-45		1,306,000	1,443,199
CommScope Technologies Finance LLC (S)	6.000		06-15-25		1,872,000	1,965,600
Community Health Systems, Inc.	5.125		08-01-21		999,000	924,075
Consolidated Communications, Inc.	6.500		10-01-22		894,000	880,590
Continental Resources, Inc.	3.800		06-01-24		914,000	840,880
Continental Resources, Inc.	5.000		09-15-22		1,866,000	1,838,010
Crestwood Midstream Partners LP	6.250		04-01-23		1,411,000	1,428,638
CRH America, Inc. (S)	3.875		05-18-25		1,075,000	1,141,752
CRH America, Inc. (S)	5.125		05-18-45		2,140,000	2,361,753
CSC Holdings LLC (S)	6.625		10-15-25		940,000	1,018,725
CSC Holdings LLC (S)	10.125		01-15-23		200,000	225,500
CSC Holdings LLC (S)	10.875		10-15-25		2,170,000	2,495,500
CSC Holdings LLC (S)	5.500		04-15-27		672,000	681,660
CVS Health Corp.	5.125		07-20-45		8,733,000	10,166,644
Daimler Finance North America LLC	8.500		01-18-31		5,015,000	8,027,300
Devon Energy Corp.	4.750		05-15-42		2,861,000	2,706,726
Diamond 1 Finance Corp. (S)	5.875		06-15-21		1,310,000	1,373,826
Diamond 1 Finance Corp. (S)	7.125		06-15-24		147,000	161,059
DISH DBS Corp.	6.750		06-01-21		1,579,000	1,696,446
DISH DBS Corp.	7.750		07-01-26		866,000	950,981
Dollar Tree, Inc.	5.250		03-01-20		1,696,000	1,759,600
Dollar Tree, Inc.	5.750		03-01-23		1,099,000	1,166,314
Dominion Resources, Inc.	4.050		09-15-42		1,874,000	1,857,498
Dominion Resources, Inc.	7.000		06-15-38		2,013,000	2,665,242
DR Horton, Inc.	4.000		02-15-20		427,000	445,148
DR Horton, Inc.	4.375		09-15-22		1,111,000	1,166,550
Dr. Pepper Snapple Group, Inc.	3.400		11-15-25		1,422,000	1,491,563
Duke Energy Carolinas LLC	6.450		10-15-32		2,427,000	3,200,354
Duke Energy Corp.	3.750		09-01-46		1,662,000	1,585,829

SEE NOTES TO FUND'S INVESTMENTS13

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Duke Energy Progress LLC	3.250		08-15-25		1,916,000	$2,025,350
Duke Energy Progress LLC	4.200		08-15-45		9,712,000	10,500,983
Eastman Chemical Company	4.650		10-15-44		3,994,000	4,018,579
Electronic Arts, Inc.	4.800		03-01-26		1,445,000	1,580,852
EMD Finance LLC (S)	3.250		03-19-25		4,357,000	4,445,390
Endo Finance LLC (S)	5.750		01-15-22		281,000	252,900
Endo Finance LLC (S)	6.000		07-15-23		245,000	211,925
Energy Transfer Equity LP	5.500		06-01-27		1,243,000	1,211,925
Energy Transfer Equity LP	5.875		01-15-24		187,000	189,338
Energy Transfer Partners LP	6.125		12-15-45		3,876,000	4,036,180
Enterprise Products Operating LLC	4.900		05-15-46		6,131,000	6,353,224
EOG Resources, Inc.	3.150		04-01-25		558,000	567,429
EOG Resources, Inc.	3.900		04-01-35		2,973,000	2,925,631
EOG Resources, Inc.	4.150		01-15-26		88,000	95,629
Equinix, Inc.	5.875		01-15-26		1,817,000	1,929,996
ERP Operating LP	4.500		07-01-44		2,495,000	2,684,862
ESH Hospitality, Inc. (S)	5.250		05-01-25		1,119,000	1,107,810
Essex Portfolio LP	3.875		05-01-24		1,097,000	1,155,528
Exelon Corp.	4.950		06-15-35		653,000	721,773
Exelon Corp.	5.100		06-15-45		5,627,000	6,369,359
Express Scripts Holding Company	4.800		07-15-46		944,000	946,665
Exxon Mobil Corp.	3.567		03-06-45		3,430,000	3,418,321
Exxon Mobil Corp.	4.114		03-01-46		2,026,000	2,187,205
FedEx Corp.	4.750		11-15-45		2,293,000	2,496,070
First Data Corp. (S)	7.000		12-01-23		1,941,000	2,040,476
Florida Power & Light Company	3.250		06-01-24		1,601,000	1,696,653
Florida Power & Light Company	5.690		03-01-40		5,502,000	7,230,717
Florida Power & Light Company	5.960		04-01-39		2,659,000	3,567,532
Ford Motor Company	4.750		01-15-43		7,262,000	7,270,155
Fortive Corp. (S)	4.300		06-15-46		3,616,000	3,747,011
Fresenius Medical Care US Finance II, Inc. (S)	5.625		07-31-19		221,000	239,233
Fresenius Medical Care US Finance II, Inc. (S)	5.875		01-31-22		1,329,000	1,505,358
Frontier Communications Corp.	6.875		01-15-25		1,091,000	913,713
Frontier Communications Corp.	7.625		04-15-24		1,653,000	1,458,773
Frontier Communications Corp.	9.000		08-15-31		1,002,200	871,914
Frontier Communications Corp.	10.500		09-15-22		1,085,000	1,128,400
General Electric Company	1.250		05-26-23	EUR	3,010,000	3,465,672
General Motors Company	5.200		04-01-45		1,870,000	1,908,417
General Motors Financial Company, Inc.	0.955		09-07-23	EUR	1,400,000	1,522,524
Georgia-Pacific LLC (S)	3.600		03-01-25		1,415,000	1,485,000
Georgia-Pacific LLC	7.750		11-15-29		3,906,000	5,510,538
Gilead Sciences, Inc.	3.500		02-01-25		5,695,000	5,924,121
Gilead Sciences, Inc.	4.500		02-01-45		3,381,000	3,523,830
GlaxoSmithKline Capital, Inc.	6.375		05-15-38		1,670,000	2,321,881
GLP Capital LP	5.375		04-15-26		1,711,000	1,813,660
Graphic Packaging International, Inc.	4.875		11-15-22		1,376,000	1,441,360
Greektown Holdings LLC (S)	8.875		03-15-19		672,000	710,640
Halliburton Company	3.800		11-15-25		4,202,000	4,372,996
Halliburton Company	5.000		11-15-45		1,918,000	2,107,084
Hanesbrands, Inc. (S)	4.625		05-15-24		447,000	454,543
Hanesbrands, Inc. (S)	4.875		05-15-26		1,184,000	1,204,720
Harland Clarke Holdings Corp. (S)	6.875		03-01-20		451,000	431,833

14SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Harland Clarke Holdings Corp. (S)	9.750		08-01-18		599,000	$612,478
HCA, Inc.	4.750		05-01-23		3,800,000	3,956,750
HCA, Inc.	5.250		04-15-25		2,541,000	2,661,698
HCA, Inc.	7.500		11-15-95		1,685,000	1,693,425
HealthSouth Corp.	5.750		11-01-24		2,365,000	2,438,906
Hewlett Packard Enterprise Company (S)	5.150		10-15-25		3,906,000	4,163,429
Hilton Domestic Operating Company, Inc. (S)	4.250		09-01-24		1,136,000	1,138,840
Host Hotels & Resorts LP	4.000		06-15-25		2,190,000	2,217,020
Inception Merger Sub, Inc. (S)	8.625		11-15-24		1,106,000	1,107,383
Innovation Ventures LLC (S)	9.500		08-15-19		1,298,000	1,362,511
Intel Corp.	3.700		07-29-25		7,396,000	8,083,074
International Paper Company	5.150		05-15-46		4,944,000	5,316,214
Interval Acquisition Corp.	5.625		04-15-23		955,000	986,038
JBS USA LLC (S)	5.750		06-15-25		955,000	935,900
Johnson & Johnson	3.700		03-01-46		3,446,000	3,671,286
Johnson & Johnson	4.500		12-05-43		5,419,000	6,572,656
JPMorgan Chase & Co.	0.625		01-25-24	EUR	3,350,000	3,625,145
JPMorgan Chase & Co.	1.375		09-16-21	EUR	2,450,000	2,816,350
JPMorgan Chase & Co.	1.500		10-26-22	EUR	1,300,000	1,504,616
JPMorgan Chase & Co.	1.500		01-27-25	EUR	800,000	917,766
JPMorgan Chase & Co.	1.500		10-29-26	EUR	400,000	452,853
JPMorgan Chase & Co.	2.625		04-23-21	EUR	3,550,000	4,293,959
JPMorgan Chase & Co.	5.625		08-16-43		5,071,000	5,954,703
JPMorgan Chase & Co.	6.400		05-15-38		5,093,000	6,869,861
Kansas City Southern	4.950		08-15-45		2,210,000	2,430,481
Kilroy Realty LP	4.250		08-15-29		2,250,000	2,334,452
Kilroy Realty LP	4.375		10-01-25		1,131,000	1,207,159
Kinder Morgan, Inc.	1.500		03-16-22	EUR	243,000	270,048
Kinder Morgan, Inc.	3.050		12-01-19		1,800,000	1,844,332
Kinder Morgan, Inc.	4.300		06-01-25		3,532,000	3,676,777
Kindred Healthcare, Inc.	8.750		01-15-23		836,000	810,920
Kinetic Concepts, Inc. (S)	7.875		02-15-21		300,000	325,914
Kraft Heinz Foods Company	3.950		07-15-25		3,155,000	3,374,358
L Brands, Inc.	6.875		11-01-35		1,317,000	1,396,020
Level 3 Financing, Inc. (S)	5.250		03-15-26		660,000	668,250
Level 3 Financing, Inc.	5.375		01-15-24		1,449,000	1,474,358
Lockheed Martin Corp.	4.700		05-15-46		4,522,000	5,138,190
Lowe's Companies, Inc.	3.700		04-15-46		1,394,000	1,375,879
M/I Homes, Inc.	6.750		01-15-21		872,000	917,780
Marriott International, Inc.	3.750		10-01-25		2,132,000	2,237,157
McDonald's Corp.	3.375		05-26-25		1,865,000	1,928,714
McDonald's Corp.	4.875		12-09-45		2,684,000	3,007,878
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24		447,000	483,878
McKesson Corp.	4.883		03-15-44		3,847,000	4,201,647
Medtronic, Inc.	3.500		03-15-25		2,234,000	2,371,366
Medtronic, Inc.	4.375		03-15-35		3,777,000	4,146,727
Medtronic, Inc.	4.625		03-15-45		2,026,000	2,295,800
Merck & Company, Inc.	1.875		10-15-26	EUR	1,200,000	1,451,576
Merck & Company, Inc.	4.150		05-18-43		7,124,000	7,831,093
MetLife, Inc.	4.600		05-13-46		3,967,000	4,308,265
MetLife, Inc.	5.875		02-06-41		2,720,000	3,381,931
Metropolitan Life Global Funding I	0.875		01-20-22	EUR	1,600,000	1,803,160

SEE NOTES TO FUND'S INVESTMENTS15

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Metropolitan Life Global Funding I	0.875		01-20-22	EUR	500,000	$563,488
Metropolitan Life Global Funding I	1.250		09-17-21	EUR	1,800,000	2,063,520
Metropolitan Life Global Funding I	2.375		09-30-19	EUR	1,500,000	1,755,627
Metropolitan Life Global Funding I	2.375		01-11-23	EUR	800,000	975,117
MGM Resorts International	6.000		03-15-23		1,529,000	1,655,143
Microsoft Corp.	3.750		02-12-45		8,009,000	7,990,972
Microsoft Corp.	4.450		11-03-45		1,024,000	1,127,088
Milacron LLC (S)	7.750		02-15-21		858,000	877,305
Molex Electronic Technologies LLC (S)	3.900		04-15-25		3,097,000	3,123,256
Molson Coors Brewing Company	1.250		07-15-24	EUR	1,730,000	1,926,215
Molson Coors Brewing Company	4.200		07-15-46		6,164,000	6,200,337
Monongahela Power Company (S)	5.400		12-15-43		2,947,000	3,658,645
Morgan Stanley	1.375		10-27-26	EUR	1,800,000	1,936,616
Morgan Stanley	1.875		03-30-23	EUR	700,000	812,440
Morgan Stanley	2.375		03-31-21	EUR	2,100,000	2,493,558
Morgan Stanley	4.000		07-23-25		6,355,000	6,777,957
Morgan Stanley	4.350		09-08-26		8,614,000	9,149,369
Morgan Stanley	5.500		10-02-17	EUR	840,000	968,782
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20		3,668,000	3,755,115
MPG Holdco I, Inc.	7.375		10-15-22		1,631,000	1,661,581
MPT Operating Partnership LP	4.000		08-19-22	EUR	800,000	943,463
MPT Operating Partnership LP	5.250		08-01-26		159,000	162,180
National Grid North America, Inc.	0.750		02-11-22	EUR	1,400,000	1,559,423
Navient Corp.	4.875		06-17-19		1,285,000	1,296,244
Navient Corp.	6.625		07-26-21		882,000	888,615
NCI Building Systems, Inc. (S)	8.250		01-15-23		1,178,000	1,288,438
Netflix, Inc. (S)	4.375		11-15-26		776,000	762,420
Netflix, Inc.	5.500		02-15-22		1,061,000	1,148,533
Newell Brands, Inc.	5.500		04-01-46		2,148,000	2,533,497
Nexstar Escrow Corp. (S)	5.625		08-01-24		1,444,000	1,433,170
Noble Energy, Inc.	5.250		11-15-43		3,605,000	3,802,136
Novelis Corp. (S)	5.875		09-30-26		376,000	380,700
Novelis Corp. (S)	6.250		08-15-24		396,000	411,840
NPC International, Inc.	10.500		01-15-20		670,000	695,963
NRG Energy, Inc. (S)	6.625		01-15-27		991,000	928,131
NRG Energy, Inc. (S)	7.250		05-15-26		1,739,000	1,708,568
NRG Energy, Inc.	7.875		05-15-21		638,000	665,115
Occidental Petroleum Corp.	3.500		06-15-25		6,505,000	6,858,475
Oncor Electric Delivery Company LLC	3.750		04-01-45		3,808,000	3,865,680
Oncor Electric Delivery Company LLC	5.250		09-30-40		1,492,000	1,830,029
Oracle Corp.	3.900		05-15-35		2,698,000	2,750,414
Oracle Corp.	4.000		07-15-46		3,063,000	3,028,106
Oracle Corp.	4.300		07-08-34		4,310,000	4,622,923
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23		607,000	646,834
Pacific Gas & Electric Company	4.250		03-15-46		2,500,000	2,714,890
Pacific Gas & Electric Company	4.300		03-15-45		5,861,000	6,404,590
Pacific LifeCorp (S)	5.125		01-30-43		2,090,000	2,232,287
PaperWorks Industries, Inc. (S)	9.500		08-15-19		1,335,000	1,231,538
PDC Energy, Inc. (S)	6.125		09-15-24		480,000	499,200
PepsiCo, Inc.	0.875		07-18-28	EUR	2,000,000	2,159,908
PepsiCo, Inc.	4.450		04-14-46		3,783,000	4,225,482
PepsiCo, Inc.	4.600		07-17-45		3,319,000	3,775,087

16SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Philip Morris International, Inc.	1.875		03-03-21	EUR	1,600,000	$1,879,950
Philip Morris International, Inc.	2.750		03-19-25	EUR	550,000	701,071
Philip Morris International, Inc.	2.875		03-03-26	EUR	840,000	1,085,654
Philip Morris International, Inc.	3.125		06-03-33	EUR	480,000	644,672
Philip Morris International, Inc.	3.375		08-11-25		2,065,000	2,204,111
Philip Morris International, Inc.	4.125		03-04-43		1,167,000	1,197,431
Philip Morris International, Inc.	6.375		05-16-38		2,099,000	2,821,858
Post Holdings, Inc. (S)	5.000		08-15-26		966,000	937,020
Praxair, Inc.	1.200		02-12-24	EUR	200,000	228,637
Praxair, Inc.	1.625		12-01-25	EUR	1,200,000	1,409,925
Praxair, Inc.	3.200		01-30-26		623,000	656,344
Prologis LP	3.000		01-18-22	EUR	1,700,000	2,080,384
Prologis LP	3.375		02-20-24	EUR	413,000	528,848
Prudential Financial, Inc.	4.600		05-15-44		3,155,000	3,358,141
Prudential Financial, Inc.	6.200		11-15-40		2,524,000	3,187,426
PulteGroup, Inc.	6.000		02-15-35		1,082,000	1,076,590
PulteGroup, Inc.	7.875		06-15-32		615,000	702,638
Rain CII Carbon LLC	8.500		01-15-21	EUR	575,000	608,549
RELX Capital, Inc.	1.300		05-12-25	EUR	1,250,000	1,426,007
Reynolds American, Inc.	5.850		08-15-45		5,489,000	6,867,266
Reynolds Group Issuer, Inc. (S)	5.125		07-15-23		2,351,000	2,408,306
Reynolds Group Issuer, Inc. (S)	7.000		07-15-24		297,000	317,419
Roche Holdings, Inc. (S)	2.625		05-15-26		2,338,000	2,353,087
Roche Holdings, Inc. (S)	3.000		11-10-25		924,000	956,817
Roche Holdings, Inc. (S)	4.000		11-28-44		4,383,000	4,802,111
S&P Global, Inc.	4.400		02-15-26		4,827,000	5,354,577
Sabine Pass Liquefaction LLC	5.625		02-01-21		2,861,000	3,018,355
Sabine Pass Liquefaction LLC	5.750		05-15-24		660,000	697,950
SABMiller Holdings, Inc. (S)	4.950		01-15-42		7,998,000	9,084,312
Schlumberger Holdings Corp. (S)	4.000		12-21-25		5,202,000	5,589,159
Service Corp. International	5.375		05-15-24		2,070,000	2,173,500
Shape Technologies Group, Inc. (S)	7.625		02-01-20		519,000	526,785
Simon Property Group LP	4.250		10-01-44		3,294,000	3,525,838
Sinclair Television Group, Inc.	6.125		10-01-22		1,337,000	1,412,260
Sirius XM Radio, Inc. (S)	5.375		04-15-25		1,781,000	1,821,073
Six Flags Entertainment Corp. (S)	5.250		01-15-21		1,839,000	1,884,975
Southern Copper Corp.	5.875		04-23-45		2,215,000	2,214,834
Southwestern Energy Company	5.800		01-23-20		1,153,000	1,147,235
Spectrum Brands, Inc.	4.000		10-01-26	EUR	625,000	704,682
Spectrum Brands, Inc.	5.750		07-15-25		1,201,000	1,300,083
Sprint Communications, Inc.	6.000		11-15-22		4,133,000	3,843,690
Sprint Communications, Inc.	7.000		08-15-20		1,090,000	1,130,875
Sprint Corp.	7.250		09-15-21		2,070,000	2,119,163
Sprint Spectrum Company LLC (S)	3.360		03-20-23		830,000	832,075
Standard Industries, Inc. (S)	5.125		02-15-21		156,457	164,280
Standard Industries, Inc. (S)	5.500		02-15-23		1,230,914	1,280,151
Stryker Corp.	4.625		03-15-46		6,206,000	6,642,778
Summit Materials LLC	6.125		07-15-23		600,000	615,000
Surgery Center Holdings, Inc. (S)	8.875		04-15-21		757,000	806,205
Swiss Re Treasury US Corp. (S)	4.250		12-06-42		2,230,000	2,287,220
T-Mobile USA, Inc.	6.125		01-15-22		2,214,000	2,341,305
T-Mobile USA, Inc.	6.500		01-15-26		150,000	165,375

SEE NOTES TO FUND'S INVESTMENTS17

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
T-Mobile USA, Inc.	6.836		04-28-23		1,098,000	$1,172,664
Target Corp.	4.000		07-01-42		4,502,000	4,716,998
Tenet Healthcare Corp.	4.500		04-01-21		1,326,000	1,326,000
Tenet Healthcare Corp.	6.250		11-01-18		520,000	549,900
The Boeing Company	5.875		02-15-40		621,000	833,868
The Dow Chemical Company	3.500		10-01-24		2,419,000	2,532,108
The Dow Chemical Company	4.625		10-01-44		1,789,000	1,869,076
The Goodyear Tire & Rubber Company	5.000		05-31-26		803,000	807,015
The Goodyear Tire & Rubber Company	5.125		11-15-23		1,087,000	1,122,328
The Home Depot, Inc.	4.250		04-01-46		2,934,000	3,223,788
The Home Depot, Inc.	4.400		03-15-45		5,840,000	6,562,811
The JM Smucker Company	4.375		03-15-45		6,358,000	6,779,752
The Kroger Company	3.875		10-15-46		2,447,000	2,341,522
The Procter & Gamble Company	5.550		03-05-37		1,500,000	2,042,285
The Southern Company	4.400		07-01-46		2,713,000	2,868,298
The Travelers Companies, Inc.	4.600		08-01-43		722,000	833,646
The Walt Disney Company	3.150		09-17-25		3,044,000	3,200,203
The Williams Companies, Inc.	4.550		06-24-24		2,768,000	2,816,440
Thermo Fisher Scientific, Inc.	0.750		09-12-24	EUR	2,200,000	2,382,192
Time Warner, Inc.	3.600		07-15-25		1,627,000	1,691,428
Time Warner, Inc.	4.850		07-15-45		2,190,000	2,328,141
Time Warner, Inc.	5.375		10-15-41		1,150,000	1,305,014
Toyota Motor Credit Corp.	1.000		03-09-21	EUR	1,050,000	1,195,367
Union Pacific Corp. (S)	3.799		10-01-51		4,296,000	4,249,156
Union Pacific Corp.	4.050		03-01-46		1,093,000	1,154,286
United Airlines 2013-1 Class B Pass Through Trust	5.375		02-15-23		490,475	510,094
United Airlines 2015-1 Class AA Pass Through Trust	3.450		06-01-29		1,231,000	1,298,705
United Parcel Service, Inc.	6.200		01-15-38		3,921,000	5,439,517
United Rentals North America, Inc.	5.875		09-15-26		530,000	539,858
United Rentals North America, Inc.	7.625		04-15-22		1,851,000	1,969,094
United Technologies Corp.	4.500		06-01-42		6,711,000	7,358,712
UnitedHealth Group, Inc.	3.750		07-15-25		1,301,000	1,404,990
UnitedHealth Group, Inc.	4.750		07-15-45		7,608,000	8,789,424
US Airways 2011-1 Class A Pass Through Trust	7.125		10-22-23		1,197,154	1,414,138
US Foods, Inc. (S)	5.875		06-15-24		37,000	38,758
Valeant Pharmaceuticals International, Inc.	4.500		05-15-23	EUR	450,000	377,532
Valeant Pharmaceuticals International, Inc. (S)	6.750		08-15-21		2,022,000	1,718,700
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20		610,000	536,800
Valvoline, Inc. (S)	5.500		07-15-24		81,000	85,455
Verizon Communications, Inc.	1.625		03-01-24	EUR	100,000	115,493
Verizon Communications, Inc.	2.375		02-17-22	EUR	812,000	976,083
Verizon Communications, Inc.	3.250		02-17-26	EUR	1,380,000	1,802,335
Verizon Communications, Inc.	3.500		11-01-24		3,215,000	3,353,210
Verizon Communications, Inc.	4.672		03-15-55		4,452,000	4,339,320
Verizon Communications, Inc.	6.000		04-01-41		1,832,000	2,201,883
Verizon Communications, Inc.	6.550		09-15-43		4,226,000	5,542,344
Versum Materials, Inc. (S)	5.500		09-30-24		1,400,000	1,431,500
Viking Cruises, Ltd. (S)	6.250		05-15-25		800,000	732,000
Virginia Electric & Power Company	4.650		08-15-43		3,901,000	4,492,797
Voya Financial, Inc.	5.700		07-15-43		2,319,000	2,544,711
Wachovia Corp.	4.375		11-27-18	EUR	1,400,000	1,668,570
Wal-Mart Stores, Inc.	3.300		04-22-24		2,389,000	2,558,805

18SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Wal-Mart Stores, Inc.	5.250		09-01-35		3,338,000	$4,267,953
Wal-Mart Stores, Inc.	6.500		08-15-37		8,690,000	12,417,697
Walgreens Boots Alliance, Inc.	4.650		06-01-46		2,854,000	3,007,665
Waste Management, Inc.	4.100		03-01-45		4,730,000	4,996,521
Wells Fargo & Company	1.500		09-12-22	EUR	2,300,000	2,651,018
Wells Fargo & Company	2.000		04-27-26	EUR	2,400,000	2,840,209
Wells Fargo & Company	2.125		06-04-24	EUR	227,000	271,769
Wells Fargo & Company	2.250		09-03-20	EUR	530,000	625,170
Wells Fargo & Company	2.625		08-16-22	EUR	900,000	1,101,154
Wells Fargo & Company	4.100		06-03-26		7,343,000	7,720,467
Wells Fargo & Company	5.375		02-07-35		2,003,000	2,370,931
WestRock MWV LLC	8.200		01-15-30		3,636,000	4,909,309
WideOpenWest Finance LLC	13.375		10-15-19		236,000	252,520
Williams Partners LP	5.100		09-15-45		5,649,000	5,433,553
Williams Partners LP	6.125		07-15-22		850,000	874,438
Windstream Services LLC	6.375		08-01-23		1,793,000	1,577,840
Windstream Services LLC	7.500		06-01-22		1,035,000	978,075
WP Carey, Inc.	2.000		01-20-23	EUR	1,200,000	1,347,104
WPX Energy, Inc.	8.250		08-01-23		1,734,000	1,872,720
XPO Logistics, Inc.	5.750		06-15-21	EUR	275,000	314,471
XPO Logistics, Inc. (S)	6.500		06-15-22		1,693,000	1,760,720
ZF North America Capital, Inc.	2.250		04-26-19	EUR	2,100,000	2,394,687
ZF North America Capital, Inc.	2.750		04-27-23	EUR	1,200,000	1,404,630
ZF North America Capital, Inc. (S)	4.750		04-29-25		1,229,000	1,296,595
Foreign government obligations 0.2%						$19,561,314
(Cost $19,640,629)
Germany 0.2%						19,561,314
Federal Republic of Germany	0.500		02-15-25	EUR	703,000	808,021
Federal Republic of Germany	0.500		02-15-26	EUR	16,364,000	18,753,293
U.S. Government and Agency obligations 14.5%						$1,086,003,942
(Cost $1,058,403,841)
U.S. Government 14.5%						1,086,003,942
U.S. Treasury Inflation Protected Security	0.125		07-15-22		147,829,500	158,366,264
U.S. Treasury Inflation Protected Security	0.125		07-15-24		115,119,300	117,971,437
U.S. Treasury Inflation Protected Security	0.250		01-15-25		108,400,600	111,703,852
U.S. Treasury Inflation Protected Security	0.375		07-15-23		127,802,200	136,747,510
U.S. Treasury Inflation Protected Security	0.375		07-15-25		101,668,000	106,001,448
U.S. Treasury Inflation Protected Security	0.625		01-15-24		119,027,800	128,375,886
U.S. Treasury Inflation Protected Security	0.625		01-15-26		95,423,700	100,968,521
U.S. Treasury Inflation Protected Security	2.000		01-15-26		75,155,300	106,326,635
U.S. Treasury Inflation Protected Security (D)	2.375		01-15-25		79,010,400	119,542,389
				Shares		Value
Common stocks 36.7%						$2,749,232,216
(Cost $2,763,319,442)
Australia 0.4%						33,050,329
Challenger, Ltd.				590,748		4,822,577
Scentre Group				2,931,630		9,382,786
Stockland				2,515,675		8,448,739
The GPT Group				1,186,869		4,196,027
Westfield Corp. (I)				917,478		6,200,200

SEE NOTES TO FUND'S INVESTMENTS19

Global Absolute Return Strategies Fund

	Shares	Value
Austria 0.1%		$8,852,881
Oesterreichische Post AG (I)	256,587	8,852,881
Belgium 0.2%		18,471,080
Anheuser-Busch InBev SA	79,612	9,137,093
Umicore SA	153,564	9,333,987
Bermuda 0.0%		2,437,470
Validus Holdings, Ltd.	47,700	2,437,470
Canada 0.3%		18,837,301
Africa Oil Corp. (I)	302,371	438,477
Alimentation Couche-Tard, Inc., Class B	120,210	6,038,731
Canadian Pacific Railway, Ltd.	9,232	1,319,807
Element Fleet Management Corp.	750,490	7,312,983
RioCan Real Estate Investment Trust	191,696	3,727,303
China 0.2%		15,477,888
ANTA Sports Products, Ltd.	1,561,774	4,503,881
Baidu, Inc., ADR (I)	23,593	4,172,658
Ctrip.com International, Ltd., ADR (I)	137,484	6,069,919
Tianhe Chemicals Group, Ltd. (I)(S)	4,848,409	731,430
Denmark 1.5%		110,085,252
AP Moeller - Maersk A/S, B Shares	8,637	13,248,141
Coloplast A/S, B Shares	152,192	10,602,103
Danske Bank A/S	1,437,168	44,335,232
ISS A/S	242,861	9,533,679
Novo Nordisk A/S, B Shares	586,179	20,882,925
Vestas Wind Systems A/S	143,332	11,483,172
Finland 1.3%		99,126,176
Kesko OYJ, B Shares	352,168	17,499,285
Kone OYJ, B Shares	208,790	9,606,824
Nokia OYJ	3,349,653	14,954,798
Sampo OYJ, A Shares	419,554	19,221,548
Stora Enso OYJ, R Shares	2,524,591	23,857,820
Wartsila OYJ ABP	323,639	13,985,901
France 2.2%		163,066,804
AXA SA	1,104,451	24,919,093
Gecina SA	27,139	3,956,917
Klepierre	477,054	19,496,225
Orange SA	822,956	12,948,175
Orpea	71,966	5,989,617
Thales SA	101,913	9,588,526
TOTAL SA	623,168	29,852,942
Unibail-Rodamco SE	68,422	16,241,067
Veolia Environnement SA	982,550	21,466,252
Vivendi SA	919,338	18,607,990
Germany 1.4%		106,343,649
Covestro AG (S)	67,272	3,983,691
Deutsche Post AG	577,619	17,912,561
Deutsche Telekom AG	1,930,208	31,491,925
Deutsche Wohnen AG	98,679	3,224,030
Infineon Technologies AG	268,415	4,827,543

20SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
Germany (continued)
LEG Immobilien AG (I)	50,007	$4,218,215
Muenchener Rueckversicherungs-Gesellschaft AG (Munich Re)	39,487	7,666,810
Siemens AG	110,147	12,514,676
TUI AG	971,778	12,318,041
Vonovia SE	232,198	8,186,157
Hong Kong 0.0%		0
China Metal Recycling Holdings, Ltd. (I)	1,799,400	0
Ireland 0.8%		58,330,740
Allegion PLC	147,281	9,402,419
CRH PLC (I)	442,591	14,368,369
Glanbia PLC	300,824	4,900,442
Medtronic PLC	101,150	8,296,323
Ryanair Holdings PLC, ADR (I)	219,242	16,462,882
Shire PLC	86,788	4,900,305
Italy 0.8%		61,178,235
Atlantia SpA	716,578	17,544,752
Enel SpA	4,212,666	18,111,760
Intesa Sanpaolo SpA	6,326,946	14,670,178
Mediobanca SpA	1,481,375	10,851,545
Japan 1.0%		72,712,096
Hulic Company, Ltd.	319,410	3,041,323
Ichigo, Inc.	547,196	2,372,420
Invincible Investment Corp.	3,508	1,700,642
Japan Hotel REIT Investment Corp.	3,484	2,350,552
Japan Retail Fund Investment Corp.	1,945	4,424,867
Kumagai Gumi Company, Ltd.	378,555	1,005,340
LaSalle Logiport REIT	1,719	1,823,718
MISUMI Group, Inc.	245,885	4,484,432
Mitsubishi Estate Company, Ltd.	257,973	5,127,169
Mitsui Fudosan Company, Ltd.	477,509	10,874,743
Nippon Building Fund, Inc.	851	5,056,849
Nomura Real Estate Master Fund, Inc.	3,464	5,622,784
Orix JREIT, Inc.	1,716	2,939,534
Resorttrust, Inc.	203,854	4,074,688
Seven & i Holdings Company, Ltd.	50,380	2,102,827
Shionogi & Company, Ltd.	91,264	4,494,571
Takara Leben Company, Ltd.	178,653	1,211,867
United Urban Investment Corp.	3,248	5,492,429
Yamaha Corp.	126,264	4,511,341
Jersey, Channel Islands 0.1%		5,457,610
Phoenix Group Holdings	610,924	5,457,610
Luxembourg 0.2%		13,524,621
RTL Group SA	172,571	13,524,621
Netherlands 1.3%		95,250,260
ASML Holding NV	44,417	4,699,073
Euronext NV (S)	199,442	7,986,835
ING Groep NV (I)	1,012,375	13,289,527
Koninklijke Ahold Delhaize NV	501,747	11,446,112
Koninklijke KPN NV	5,236,285	17,074,299

SEE NOTES TO FUND'S INVESTMENTS21

Global Absolute Return Strategies Fund

	Shares	Value
Netherlands (continued)
Koninklijke Philips NV	536,742	$16,173,273
NN Group NV	279,667	8,424,350
Royal Dutch Shell PLC, A Shares	538,103	13,402,606
Wereldhave NV	61,531	2,754,185
Portugal 0.2%		13,502,482
CTT-Correios de Portugal SA	1,091,381	7,221,430
Galp Energia SGPS SA	463,261	6,281,052
Singapore 0.2%		13,662,917
Ascendas Real Estate Investment Trust	1,167,470	1,989,542
Broadcom, Ltd.	68,554	11,673,375
South Africa 0.1%		9,697,581
Mondi PLC	496,914	9,697,581
South Korea 0.2%		12,033,374
KT Corp., ADR	280,521	4,485,531
Samsung Electronics Company, Ltd.	5,277	7,547,843
Spain 1.1%		82,632,200
ACS Actividades de Construccion y Servicios SA	383,917	11,743,570
Amadeus IT Group SA	109,391	5,148,381
Bankinter SA	2,791,143	21,333,850
Endesa SA	888,389	18,856,709
Hispania Activos Inmobiliarios SOCIMI SA (I)	86,465	1,061,909
Industria de Diseno Textil SA	369,968	12,909,135
Inmobiliaria Colonial SA	371,150	2,617,233
Merlin Properties Socimi SA	798,712	8,961,413
Sweden 1.3%		96,496,155
Assa Abloy AB, B Shares	568,430	10,330,337
Castellum AB	114,197	1,547,367
Fabege AB	125,492	2,119,489
Hufvudstaden AB, A Shares	94,587	1,463,968
Lundin Petroleum AB (I)	154,315	2,773,857
Securitas AB, B Shares	392,986	6,065,298
Svenska Handelsbanken AB, A Shares	1,485,287	20,249,103
Swedbank AB, A Shares	1,300,498	30,430,653
Swedish Match AB	618,276	21,516,083
Switzerland 2.3%		172,668,132
Glencore PLC (I)	868,246	2,657,804
Nestle SA	555,170	40,257,549
Novartis AG	382,490	27,144,391
Partners Group Holding AG	27,389	13,865,419
Roche Holding AG	127,906	29,377,668
UBS Group AG	1,399,273	19,782,452
Zurich Insurance Group AG (I)	151,220	39,582,849
Taiwan 0.0%		918,301
Himax Technologies, Inc., ADR	116,981	918,301
United Kingdom 4.9%		370,250,956
AA PLC	3,297,257	10,312,704
AstraZeneca PLC	179,580	10,055,638
Aviva PLC	2,386,746	12,933,297

22SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
United Kingdom (continued)
Babcock International Group PLC	1,919,243	$23,199,594
Barratt Developments PLC	1,638,906	9,088,482
Bellway PLC	307,435	8,896,661
BP PLC	3,569,546	21,102,196
British American Tobacco PLC	211,197	12,104,374
BT Group PLC	6,034,341	27,697,982
Direct Line Insurance Group PLC	2,063,228	8,728,671
Dixons Carphone PLC	1,927,564	7,410,711
GlaxoSmithKline PLC	621,412	12,275,622
HSBC Holdings PLC	3,488,190	26,270,139
Imperial Brands PLC	429,203	20,761,426
Inchcape PLC	1,129,391	8,979,503
International Consolidated Airlines Group SA	2,730,865	14,481,420
Johnson Matthey PLC	308,523	12,860,276
Land Securities Group PLC	156,770	1,914,264
McCarthy & Stone PLC (S)	517,041	1,061,820
National Grid PLC	1,252,075	16,286,781
Prudential PLC	778,540	12,704,941
RELX PLC	628,306	11,215,399
Rio Tinto PLC	594,778	20,683,676
Segro PLC	1,339,715	7,175,622
Severn Trent PLC	340,690	9,698,180
Sophos Group PLC (S)	620,518	1,755,694
The British Land Company PLC	265,304	1,899,424
The Sage Group PLC	966,113	8,524,016
United Utilities Group PLC	954,204	10,968,495
Vodafone Group PLC	6,992,565	19,203,948
United States 14.6%		1,095,167,726
Activision Blizzard, Inc.	219,206	9,463,123
Acuity Brands, Inc.	21,966	4,910,939
Advance Auto Parts, Inc.	33,228	4,654,578
Aetna, Inc.	21,977	2,359,231
Alexandria Real Estate Equities, Inc.	107,855	11,627,848
Alphabet, Inc., Class A (I)	5,263	4,262,504
Alphabet, Inc., Class C (I)	20,493	16,077,578
Altria Group, Inc.	144,034	9,523,528
Amazon.com, Inc. (I)	5,848	4,618,867
American International Group, Inc.	157,559	9,721,390
American Tower Corp.	155,746	18,251,874
Amgen, Inc.	19,836	2,800,050
Apple, Inc.	66,774	7,581,520
Arthur J. Gallagher & Company	63,405	3,058,023
AT&T, Inc.	92,402	3,399,470
AvalonBay Communities, Inc.	81,903	14,020,156
Bank of America Corp.	3,491,729	57,613,492
BB&T Corp.	564,883	22,143,414
Blackhawk Network Holdings, Inc. (I)	187,357	6,454,449
Boston Properties, Inc.	110,107	13,265,691
Boston Scientific Corp. (I)	575,134	12,652,948
Carnival PLC	208,718	10,067,112
Cavium, Inc. (I)	110,570	6,241,677
CBRE Group, Inc., Class A (I)	68,691	1,769,480

SEE NOTES TO FUND'S INVESTMENTS23

Global Absolute Return Strategies Fund

	Shares	Value
United States (continued)
Celgene Corp. (I)	58,987	$6,027,292
Chevron Corp.	25,154	2,634,882
Citigroup, Inc.	1,162,884	57,155,749
CMS Energy Corp.	259,789	10,950,106
Comcast Corp., Class A	68,857	4,256,740
Comerica, Inc.	195,530	10,185,158
Concho Resources, Inc. (I)	38,990	4,949,391
CR Bard, Inc.	57,589	12,478,385
CVS Health Corp.	51,328	4,316,685
DCT Industrial Trust, Inc.	133,085	6,221,724
Delta Air Lines, Inc.	57,899	2,418,441
Devon Energy Corp.	172,872	6,550,120
Dollar Tree, Inc. (I)	87,961	6,645,454
Douglas Emmett, Inc.	177,495	6,478,568
Duke Realty Corp.	392,949	10,275,616
Electronic Arts, Inc. (I)	121,308	9,525,104
Eli Lilly & Company	32,289	2,384,220
EOG Resources, Inc.	36,496	3,299,968
Equifax, Inc.	24,820	3,076,935
Equinix, Inc.	35,525	12,692,372
Equity LifeStyle Properties, Inc.	53,221	4,036,281
Equity One, Inc.	99,215	2,827,628
Extra Space Storage, Inc.	92,331	6,754,013
Exxon Mobil Corp.	34,373	2,863,958
Facebook, Inc., Class A (I)	135,717	17,777,570
Federal Realty Investment Trust	64,438	9,358,331
Fifth Third Bancorp	719,904	15,665,111
First Republic Bank	132,393	9,854,011
FleetCor Technologies, Inc. (I)	58,293	10,218,763
Fortune Brands Home & Security, Inc.	223,150	12,190,685
General Dynamics Corp.	14,169	2,135,835
General Growth Properties, Inc.	339,977	8,482,426
Halliburton Company	208,931	9,610,826
Hanesbrands, Inc.	519,645	13,354,877
Hess Corp.	28,083	1,347,142
Hewlett Packard Enterprise Company	137,379	3,086,906
Hilton Worldwide Holdings, Inc.	393,751	8,898,773
Host Hotels & Resorts, Inc.	630,153	9,754,768
Huntington Bancshares, Inc.	729,592	7,733,675
JPMorgan Chase & Co.	822,642	56,976,185
KeyCorp	1,141,353	16,115,904
Kimberly-Clark Corp.	16,054	1,836,738
Kimco Realty Corp.	132,858	3,535,351
M&T Bank Corp.	103,039	12,645,976
Martin Marietta Materials, Inc.	41,568	7,705,876
Mastercard, Inc., Class A	53,795	5,757,141
McDonald's Corp.	47,030	5,294,167
Micron Technology, Inc. (I)	91,837	1,575,923
Microsoft Corp.	56,449	3,382,424
Mondelez International, Inc., Class A	69,990	3,145,351
National Retail Properties, Inc.	167,843	7,656,998
Newell Brands, Inc.	293,976	14,116,728

24SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

				Shares	Value
United States (continued)
	People's United Financial, Inc.			456,468	$7,413,040
	PepsiCo, Inc.			58,631	6,285,243
	Pfizer, Inc.			134,062	4,251,106
	Prologis, Inc.			398,910	20,807,146
	Public Storage			59,534	12,723,606
	Regency Centers Corp.			105,056	7,571,386
	Regions Financial Corp.			1,408,163	15,081,426
	salesforce.com, Inc. (I)			50,430	3,790,319
	Simon Property Group, Inc.			113,992	21,197,952
	Stillwater Mining Company (I)			232,105	3,091,639
	STORE Capital Corp.			157,505	4,298,311
	SunTrust Banks, Inc.			367,815	16,636,272
	The Allstate Corp.			57,812	3,925,435
	The Charles Schwab Corp.			287,127	9,101,926
	The Hartford Financial Services Group, Inc.			193,701	8,544,151
	The Home Depot, Inc.			42,527	5,188,719
	The Kraft Heinz Company			173,221	15,408,008
	The PNC Financial Services Group, Inc.			346,227	33,099,301
	The TJX Companies, Inc.			39,288	2,897,490
	Thermo Fisher Scientific, Inc.			19,121	2,811,361
	Torchmark Corp.			13,853	878,419
	UnitedHealth Group, Inc.			99,986	14,131,021
	US Bancorp			769,897	34,460,590
	Ventas, Inc.			178,333	12,082,061
	Verizon Communications, Inc.			61,178	2,942,662
	Visteon Corp.			84,916	5,995,919
	Vornado Realty Trust			149,352	13,856,879
	Wells Fargo & Company			1,240,565	57,078,396
	Welltower, Inc.			72,732	4,984,324
	Zions Bancorporation			306,595	9,875,425
Rights 0.0%					$968,367
(Cost $0)
	Phoenix Group Holdings (Expiration Date: 11-9-16; Strike Price: GBP 5.08) (I)			356,372	968,367
				Shares/Par	Value
Purchased options 0.8%					$58,710,001
(Cost $49,960,400)
Put options 0.8%					58,710,001
	Exchange Traded Option on Alphabet, Inc., Class A (Expiration Date: 6-16-17; Strike Price: $800.00) (I)			310	1,542,250
	Exchange Traded Option on Apple, Inc. (Expiration Date: 6-16-17; Strike Price: $100.00) (I)			1,387	499,320
	Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-15-17; Strike Price: EUR 3,400.00) (I)			4,166	24,910,480
	Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-21-18; Strike Price: EUR 3,000.00) (I)			3,671	17,844,215
	Over the Counter Option on Swiss Market Index (Expiration Date: 12-19-16; Strike Price: CHF 8,311.00; Counterparty: JPMorgan Chase Bank) (I)			27,030	13,913,736
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 26.7%					$2,001,070,183
(Cost $2,001,225,554)
Certificate of deposit 9.6%					724,443,125
ABN AMRO Bank NV	0.997		01-20-17	60,000,000	59,869,500
Credit Agricole SA	1.270		03-06-17	60,000,000	59,775,360
Credit Suisse First Boston	1.310		04-18-17	55,000,000	54,985,865
Danske Bank A/S	1.020		02-13-17	50,000,000	49,999,100

SEE NOTES TO FUND'S INVESTMENTS25

Global Absolute Return Strategies Fund

	Yield	* (%)	Maturity date	Par value^	Value
Certificate of deposit (continued)
Goldman Sachs International	0.930		12-08-16	50,000,000	$50,022,450
Nationwide Building Society	0.970		01-30-17	50,000,000	50,019,800
Natixis SA	0.960		12-01-16	100,000,000	99,952,100
Societe Generale SA	1.180		04-21-17	50,000,000	49,995,450
Sumitomo Mitsui Financial Group, Inc.	0.930		01-17-17	50,000,000	50,000,700
Sumitomo Mitsui Trust Holdings, Inc.	0.898		11-21-16	50,000,000	49,983,250
Sumitomo Mitsui Trust Holdings, Inc.	1.193		02-21-17	50,000,000	49,833,850
The Toronto-Dominion Bank	0.750		11-15-16	100,000,000	100,005,700
Commercial paper 3.3%					249,595,050
Banque Federative du Credit Mutuel SA	1.030		01-09-17	100,000,000	99,843,700
Caisse des Depots et Consignations	0.749		11-23-16	100,000,000	99,974,500
UBS AG	1.242		03-08-17	50,000,000	49,776,850
Time deposits 6.3%					469,866,598
BNP Paribas SA	0.400		11-01-16	95,866,433	95,866,433
DZ Bank AG	0.420		11-01-16	223,225,448	223,225,448
KBC Bank NV	0.400		11-01-16	150,774,717	150,774,717
U.S. Government 0.7%					49,963,700
U.S. Treasury Bill	0.311		01-26-17	50,000,000	49,963,700
			Yield (%)	Shares	Value
Money market funds 6.8%					$507,201,710
BlackRock Cash Funds - Prime, Institutional Class			0.3086(Y)	507,201,710	507,201,710
Total investments (Cost $7,479,389,071)† 100.3%					$7,522,373,108
Other assets and liabilities, net (0.3%)					($25,331,964)
Total net assets 100.0%					$7,497,041,144

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $7,506,830,600. Net unrealized appreciation aggregated to $15,542,508, of which $240,897,390 related to appreciated investment securities and $225,354,882 related to depreciated investment securities.

26SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

The fund had the following portfolio composition as a percentage of net assets on 10-31-16:

Common stocks	36.7%
Financials	11.4%
Real estate	5.5%
Industrials	3.8%
Consumer discretionary	2.8%
Health care	2.6%
Consumer staples	2.5%
Information technology	2.3%
Telecommunication services	1.6%
Materials	1.4%
Utilities	1.4%
Energy	1.4%
Corporate bonds	21.4%
U.S. Government	14.5%
Purchased options	0.8%
Foreign government obligations	0.2%
Short-term investments and other	26.4%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS27

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2016, by major security category or type:

	Total value at 10-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,606,827,085	—	$1,606,827,085	—
Foreign government obligations	19,561,314	—	19,561,314	—
U.S. Government and Agency obligations	1,086,003,942	—	1,086,003,942	—
Common stocks	2,749,232,216	$1,167,418,316	1,581,082,470	$731,430
Rights	968,367	—	968,367	—
Purchased options	58,710,001	44,796,265	13,913,736	—
Short-term investments	2,001,070,183	507,201,710	1,493,868,473	—
Total investments in securities	$7,522,373,108	$1,719,416,291	$5,802,225,387	$731,430
Other financial instruments:
Futures	($57,700,473)	($58,005,202)	$304,729	—
Forward foreign currency contracts	71,394,676	—	71,394,676	—
Written options	(28,070,323)	(27,655,027)	(415,296)	—
Interest rate swaps	(32,147,290)	—	(32,147,290)	—
Credit default swaps	5,776,080	—	5,776,080	—

	Total value at 10-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total return swaps	7,654,474	—	7,654,474	—
Variance swaps	(1,601,034)	—	(1,601,034)	—

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2016, the fund used futures contracts to manage against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets and foreign bond markets, and to maintain diversity of the fund. The following table summarizes the contracts held at October 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
3-year Australian Treasury Bond Futures	4,199	Long	Dec 2016	$360,421,721	$359,523,875	($897,846)
10-year Australian Treasury Bond Futures	14,275	Long	Dec 2016	1,467,156,054	1,440,144,307	(27,011,747)
Euro STOXX 50 Index Futures	2,075	Long	Dec 2016	69,021,942	69,428,618	406,676
NASDAQ 100 E-Mini Futures	2,026	Long	Dec 2016	192,267,190	194,364,310	2,097,120
S&P 500 Index E-Mini Futures	4,907	Long	Dec 2016	525,898,058	520,166,535	(5,731,523)
U.K. Long Gilt Bond Futures	12,029	Long	Dec 2016	1,933,437,714	1,845,450,813	(87,986,901)
10-Year U.S. Treasury Note Futures	14,792	Short	Dec 2016	(1,934,852,770)	(1,917,413,000)	17,439,770
FTSE 100 Index Futures	3,153	Short	Dec 2016	(258,272,150)	(266,522,454)	(8,250,304)
German Euro BUND futures	10,560	Short	Dec 2016	(1,911,615,566)	(1,879,922,279)	31,693,287
Hang Seng Index Futures	40	Short	Nov 2016	(6,052,349)	(5,893,563)	158,786
OMX Stockholm 30 Index Futures	3,361	Short	Nov 2016	(53,875,353)	(53,729,410)	145,943
Russell 2000 Index Futures	6,062	Short	Dec 2016	(744,293,930)	(722,166,060)	22,127,870
SPI 200 Index Futures	150	Short	Dec 2016	(14,756,614)	(15,056,140)	(299,526)
Topix Index Futures	290	Short	Dec 2016	(36,887,468)	(38,479,546)	(1,592,078)
						($57,700,473)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity of the fund. The following table summarizes the contracts held at October 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	4,279,699	USD	3,264,944	Deutsche Bank	11/4/2016	—	($9,548)	($9,548)
AUD	2,563,924	USD	1,933,417	Goldman Sachs	11/4/2016	$16,858	—	16,858
AUD	43,122,862	USD	32,654,719	HSBC	11/4/2016	147,114	—	147,114
AUD	980,746	USD	748,746	Knight Securities	11/4/2016	—	(2,731)	(2,731)
AUD	28,000,000	USD	21,025,810	Citigroup	12/6/2016	255,099	—	255,099
AUD	2,078,357	USD	1,585,922	Goldman Sachs	12/6/2016	—	(6,303)	(6,303)
CAD	304,627	USD	231,021	Citigroup	11/4/2016	—	(3,905)	(3,905)
CAD	4,981,380	USD	3,720,883	HSBC	11/4/2016	—	(6,992)	(6,992)
CAD	266,246	USD	203,497	Knight Securities	11/4/2016	—	(4,997)	(4,997)
CHF	53,607,341	USD	54,004,213	Goldman Sachs	11/3/2016	172,019	—	172,019
EUR	66,460,587	SEK	645,000,000	Citigroup	11/1/2016	1,545,879	—	1,545,879
EUR	3,344,586	USD	3,748,712	Bank National Paris	11/4/2016	—	(76,883)	(76,883)
EUR	54,539,756	USD	59,534,747	Citigroup	11/4/2016	341,330	—	341,330
EUR	273,041	USD	301,025	Goldman Sachs	11/4/2016	—	(1,269)	(1,269)
EUR	5,240,270	USD	5,886,089	Bank National Paris	11/18/2016	—	(129,881)	(129,881)
EUR	4,300,394	USD	4,817,066	Royal Bank of Scotland	11/18/2016	—	(93,271)	(93,271)
EUR	1,086,768	USD	1,223,595	Societe Generale	11/18/2016	—	(29,827)	(29,827)
EUR	735,522	USD	827,226	UBS Warburg	11/18/2016	—	(19,288)	(19,288)
EUR	36,438	USD	40,056	Bank National Paris	1/17/2017	90	—	90
EUR	85,554,120	USD	94,654,426	UBS Warburg	1/17/2017	—	(392,751)	(392,751)
GBP	63,145,503	USD	77,227,947	Morgan Stanley	11/3/2016	63,958	—	63,958
GBP	9,281,318	USD	11,297,960	Citigroup	11/4/2016	62,857	—	62,857
GBP	1,735,230	USD	2,118,357	Morgan Stanley	1/17/2017	9,572	—	9,572
INR	4,924,000,000	USD	72,748,225	Bank National Paris	11/7/2016	924,298	—	924,298
INR	8,000,000,000	USD	118,220,777	Bank National Paris	11/23/2016	1,188,951	—	1,188,951
INR	21,930,000,000	USD	323,177,246	Bank National Paris	11/28/2016	3,909,954	—	3,909,954
INR	8,000,000,000	USD	117,500,184	Bank National Paris	11/29/2016	1,802,416	—	1,802,416
INR	200,000,000	USD	2,947,679	Bank National Paris	1/20/2017	11,920	—	11,920
INR	4,924,000,000	USD	72,743,389	Bank National Paris	2/7/2017	—	(64,105)	(64,105)
JPY	75,375,434	USD	726,457	Barclays Capital	11/4/2016	—	(7,659)	(7,659)
JPY	264,240,011	USD	2,615,437	Deutsche Bank	11/4/2016	—	(95,581)	(95,581)
JPY	4,475,715,407	USD	42,540,294	Goldman Sachs	11/4/2016	141,193	—	141,193
JPY	256,480,963	USD	2,472,526	Knight Securities	11/4/2016	—	(26,662)	(26,662)
KRW	72,250,000,000	USD	63,155,594	Merrill Lynch	11/7/2016	—	(15,163)	(15,163)
KRW	18,359,424,482	USD	16,037,233	Barclays Capital	11/8/2016	7,288	—	7,288
KRW	56,000,000,000	USD	49,861,101	Bank National Paris	11/23/2016	—	(925,277)	(925,277)
KRW	13,900,000,000	USD	12,432,916	Deutsche Bank	12/6/2016	—	(286,957)	(286,957)
NOK	577,600,000	AUD	91,985,467	Knight Securities	11/29/2016	—	(14,463)	(14,463)
NOK	529,083,000	AUD	84,276,931	Knight Securities	12/5/2016	—	(16,227)	(16,227)
NOK	433,295,000	AUD	69,032,184	Knight Securities	12/8/2016	—	(18,820)	(18,820)
NOK	1,011,622,000	AUD	161,075,277	Knight Securities	1/17/2017	165,781	—	165,781
NOK	276,502,000	AUD	44,065,451	Knight Securities	1/23/2017	20,787	—	20,787
NOK	288,593,000	AUD	46,021,573	Knight Securities	1/23/2017	—	(478)	(478)
SEK	645,000,000	EUR	67,949,669	Citigroup	11/1/2016	—	(3,180,526)	(3,180,526)
SEK	645,000,000	EUR	67,679,942	Deutsche Bank	11/14/2016	—	(2,881,748)	(2,881,748)
SEK	146,851,470	EUR	15,224,514	Barclays Capital	1/17/2017	—	(449,363)	(449,363)
SEK	645,000,000	EUR	66,287,781	UBS Warburg	1/25/2017	—	(1,331,609)	(1,331,609)
SEK	645,000,000	EUR	66,295,501	Merrill Lynch	1/27/2017	—	(1,339,692)	(1,339,692)
SEK	645,000,000	EUR	66,523,869	Citigroup	1/30/2017	—	(1,590,812)	(1,590,812)
SEK	645,000,000	EUR	66,488,950	Citigroup	2/1/2017	—	(1,551,802)	(1,551,802)
SEK	3,786,991	USD	438,653	Citigroup	11/4/2016	—	(19,336)	(19,336)
SEK	45,728,863	USD	5,068,679	Merrill Lynch	11/4/2016	—	(5,328)	(5,328)
SGD	2,921,197	USD	2,094,426	Morgan Stanley	11/4/2016	5,298	—	5,298

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	3,710,909	AUD	4,940,140	Citigroup	11/4/2016	—	(46,857)	(46,857)
USD	6,748,786	AUD	9,040,294	Deutsche Bank	11/4/2016	—	(127,803)	(127,803)
USD	15,455,532	AUD	20,424,787	HSBC	11/4/2016	—	(80,785)	(80,785)
USD	12,366,327	AUD	16,542,012	Societe Generale	11/4/2016	—	(216,517)	(216,517)
USD	56,786,631	AUD	75,800,000	HSBC	12/6/2016	—	(823,831)	(823,831)
USD	30,487,173	AUD	40,321,135	HSBC	2/6/2017	—	(113,287)	(113,287)
USD	74,850	CAD	97,673	Citigroup	11/4/2016	2,030	—	2,030
USD	55,490	CAD	72,351	Deutsche Bank	11/4/2016	1,549	—	1,549
USD	3,880,941	CAD	5,108,462	HSBC	11/4/2016	72,303	—	72,303
USD	208,514	CAD	273,768	Knight Securities	11/4/2016	4,405	—	4,405
USD	2,304,305	CAD	3,000,000	Royal Bank of Scotland	11/18/2016	67,447	—	67,447
USD	13,743,692	CAD	18,050,000	Goldman Sachs	12/6/2016	283,540	—	283,540
USD	3,723,973	CAD	4,981,380	HSBC	2/6/2017	7,052	—	7,052
USD	54,264,704	CHF	53,607,341	Merrill Lynch	11/3/2016	88,472	—	88,472
USD	140,813,038	CHF	137,700,000	Royal Bank of Scotland	12/6/2016	1,403,332	—	1,403,332
USD	117,613,511	CHF	114,250,000	Citigroup	1/12/2017	1,648,347	—	1,648,347
USD	43,777,756	CHF	42,250,000	UBS Warburg	1/12/2017	893,483	—	893,483
USD	116,283,034	CHF	114,250,000	Knight Securities	1/20/2017	264,800	—	264,800
USD	122,823,412	CHF	120,660,000	Merrill Lynch	1/27/2017	246,928	—	246,928
USD	54,298,232	CHF	53,607,341	Goldman Sachs	2/3/2017	—	(182,855)	(182,855)
USD	11,519,570	CHF	11,392,659	HSBC	2/3/2017	—	(58,778)	(58,778)
USD	31,272,892	DKK	207,792,509	Bank National Paris	11/18/2016	585,125	—	585,125
USD	20,430,897	DKK	136,000,000	Deutsche Bank	12/6/2016	329,221	—	329,221
USD	286,513	EUR	256,646	Bank National Paris	11/4/2016	4,755	—	4,755
USD	7,317,399	EUR	6,585,231	Citigroup	11/4/2016	87,853	—	87,853
USD	6,335,147	EUR	5,730,789	Deutsche Bank	11/4/2016	43,641	—	43,641
USD	18,780,054	EUR	16,909,407	Goldman Sachs	11/4/2016	216,183	—	216,183
USD	6,339,198	EUR	5,641,452	HSBC	11/4/2016	145,772	—	145,772
USD	2,681,066	EUR	2,384,641	Knight Securities	11/4/2016	63,106	—	63,106
USD	4,323,471	EUR	3,855,945	Merrill Lynch	11/4/2016	90,250	—	90,250
USD	7,652,266	EUR	6,910,013	Societe Generale	11/4/2016	66,158	—	66,158
USD	10,925,888	EUR	9,883,259	UBS Warburg	11/4/2016	75,624	—	75,624
USD	280,709	EUR	250,127	Bank National Paris	11/18/2016	5,955	—	5,955
USD	590,060	EUR	520,273	Goldman Sachs	11/18/2016	18,563	—	18,563
USD	88,828,699	EUR	79,184,429	UBS Warburg	11/18/2016	1,848,050	—	1,848,050
USD	15,433,472	EUR	14,126,008	Citigroup	12/6/2016	—	(95,603)	(95,603)
USD	206,776,202	EUR	185,000,000	Goldman Sachs	12/6/2016	3,401,057	—	3,401,057
USD	195,601,632	EUR	174,873,992	HSBC	12/6/2016	3,358,262	—	3,358,262
USD	29,167,421	EUR	26,000,000	Knight Securities	12/6/2016	584,969	—	584,969
USD	223,219,600	EUR	200,000,000	Bank National Paris	1/17/2017	2,863,934	—	2,863,934
USD	1,847,471	EUR	1,684,204	HSBC	1/17/2017	—	(8,149)	(8,149)
USD	189,306,647	EUR	168,817,744	Merrill Lynch	1/17/2017	3,306,915	—	3,306,915
USD	213,142,760	EUR	190,000,000	Societe Generale	1/17/2017	3,804,877	—	3,804,877
USD	29,421,158	EUR	26,578,651	Goldman Sachs	1/18/2017	136,053	—	136,053
USD	229,045,429	EUR	205,674,991	Bank National Paris	1/20/2017	2,406,473	—	2,406,473
USD	213,194,250	EUR	190,000,000	Societe Generale	1/24/2017	3,790,178	—	3,790,178
USD	162,973,671	EUR	147,613,137	Goldman Sachs	2/1/2017	226,444	—	226,444
USD	59,795,633	EUR	54,539,756	Citigroup	2/6/2017	—	(349,551)	(349,551)
USD	23,741,498	GBP	18,000,000	Citigroup	11/3/2016	1,708,982	—	1,708,982
USD	32,997,161	GBP	25,145,503	Deutsche Bank	11/3/2016	2,218,344	—	2,218,344
USD	26,353,080	GBP	20,000,000	HSBC	11/3/2016	1,872,507	—	1,872,507
USD	1,647,840	GBP	1,327,985	Bank National Paris	11/4/2016	22,317	—	22,317
USD	3,367,867	GBP	2,583,806	Citigroup	11/4/2016	205,155	—	205,155
USD	2,882,276	GBP	2,314,124	Goldman Sachs	11/4/2016	49,668	—	49,668
USD	1,293,691	GBP	1,015,418	HSBC	11/4/2016	50,766	—	50,766
USD	75,171	GBP	57,265	Merrill Lynch	11/4/2016	5,075	—	5,075

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	78,900	GBP	60,018	Royal Bank of Scotland	11/4/2016	5,435	—	5,435
USD	427,762	GBP	349,538	Societe Generale	11/4/2016	—	(91)	(91)
USD	1,947,783	GBP	1,573,163	UBS Warburg	11/4/2016	22,150	—	22,150
USD	465,868	GBP	358,693	Bank National Paris	11/18/2016	26,691	—	26,691
USD	1,322,836	GBP	991,390	Citigroup	11/18/2016	108,997	—	108,997
USD	9,096,255	GBP	7,316,026	Citigroup	1/17/2017	124,540	—	124,540
USD	52,750,772	GBP	41,217,099	Royal Bank of Scotland	1/17/2017	2,205,839	—	2,205,839
USD	7,848,466	GBP	6,393,829	Citigroup	1/18/2017	7,503	—	7,503
USD	63,671,144	GBP	51,714,201	UBS Warburg	1/18/2017	252,319	—	252,319
USD	15,000,000	GBP	11,617,892	HSBC	1/19/2017	752,329	—	752,329
USD	170,824,660	GBP	137,356,344	Citigroup	1/24/2017	2,361,054	—	2,361,054
USD	160,197,596	GBP	130,000,000	Morgan Stanley	1/24/2017	756,335	—	756,335
USD	50,452,196	GBP	41,401,939	UBS Warburg	1/26/2017	—	(328,001)	(328,001)
USD	50,501,509	GBP	41,222,656	Barclays Capital	1/31/2017	—	(63,547)	(63,547)
USD	77,385,173	GBP	63,145,503	Morgan Stanley	2/3/2017	—	(75,889)	(75,889)
USD	10,863,651	GBP	8,906,633	Citigroup	2/6/2017	—	(62,849)	(62,849)
USD	73,602,392	INR	4,924,000,000	Bank National Paris	11/7/2016	—	(70,132)	(70,132)
USD	36,743,092	INR	2,500,000,000	Bank National Paris	11/23/2016	—	(572,448)	(572,448)
USD	14,250	JPY	1,483,835	Citigroup	11/4/2016	100	—	100
USD	39,326,798	JPY	4,071,250,727	Goldman Sachs	11/4/2016	502,381	—	502,381
USD	6,474,133	JPY	683,202,282	HSBC	11/4/2016	—	(41,047)	(41,047)
USD	3,122,718	JPY	314,182,847	Knight Securities	11/4/2016	126,595	—	126,595
USD	16,253	JPY	1,692,124	UBS Warburg	11/4/2016	116	—	116
USD	9,934,008	JPY	1,000,000,000	Bank National Paris	11/18/2016	393,417	—	393,417
USD	39,096,383	JPY	4,025,000,000	HSBC	12/6/2016	668,883	—	668,883
USD	19,310	JPY	1,998,482	Knight Securities	1/17/2017	189	—	189
USD	42,706,760	JPY	4,475,715,407	Goldman Sachs	2/6/2017	—	(149,097)	(149,097)
USD	64,436,438	KRW	72,250,000,000	Merrill Lynch	11/7/2016	1,296,007	—	1,296,007
USD	16,578,107	KRW	18,359,424,482	Barclays Capital	11/8/2016	533,586	—	533,586
USD	127,172,146	KRW	140,000,000,000	Bank National Paris	11/23/2016	4,832,586	—	4,832,586
USD	94,124,441	KRW	104,404,712,241	Barclays Capital	11/28/2016	2,891,949	—	2,891,949
USD	125,432,293	KRW	140,000,000,000	Bank National Paris	11/30/2016	3,096,373	—	3,096,373
USD	100,815,587	KRW	110,985,863,277	Barclays Capital	1/20/2017	3,845,018	—	3,845,018
USD	65,101,820	KRW	72,250,000,000	Merrill Lynch	1/23/2017	1,975,839	—	1,975,839
USD	63,219,145	KRW	72,250,000,000	Merrill Lynch	1/26/2017	93,453	—	93,453
USD	63,115,871	KRW	72,250,000,000	Merrill Lynch	2/7/2017	—	(11,988)	(11,988)
USD	16,024,915	KRW	18,359,424,482	Barclays Capital	2/10/2017	—	(16,761)	(16,761)
USD	4,170,448	NOK	35,262,413	Merrill Lynch	11/18/2016	—	(97,486)	(97,486)
USD	6,288,185	NOK	52,350,000	Goldman Sachs	12/6/2016	—	(48,120)	(48,120)
USD	294,872	SEK	2,509,877	Citigroup	11/4/2016	16,965	—	16,965
USD	840,747	SEK	7,170,070	Deutsche Bank	11/4/2016	46,837	—	46,837
USD	1,147,007	SEK	9,820,551	Goldman Sachs	11/4/2016	59,620	—	59,620
USD	1,244,399	SEK	10,691,778	HSBC	11/4/2016	60,547	—	60,547
USD	95,828	SEK	813,611	Societe Generale	11/4/2016	5,741	—	5,741
USD	2,175,267	SEK	18,509,967	UBS Warburg	11/4/2016	125,741	—	125,741
USD	57,258,505	SEK	485,574,740	HSBC	11/18/2016	3,459,363	—	3,459,363
USD	7,385,314	SEK	62,932,484	Morgan Stanley	12/6/2016	406,575	—	406,575
USD	5,093,028	SEK	45,728,863	Merrill Lynch	2/6/2017	4,558	—	4,558
USD	219,913	SGD	295,049	Bank National Paris	11/4/2016	7,834	—	7,834
USD	56,682	SGD	76,637	Goldman Sachs	11/4/2016	1,596	—	1,596
USD	49,768	SGD	67,622	Merrill Lynch	11/4/2016	1,163	—	1,163
USD	461,375	SGD	626,499	Morgan Stanley	11/4/2016	11,054	—	11,054
USD	1,367,559	SGD	1,855,389	Societe Generale	11/4/2016	33,925	—	33,925
USD	1,640,677	SGD	2,200,000	Morgan Stanley	11/18/2016	59,171	—	59,171
USD	68,557,727	SGD	91,840,000	Barclays Capital	11/25/2016	2,533,505	—	2,533,505
USD	67,884,558	SGD	91,840,000	Knight Securities	12/1/2016	1,857,298	—	1,857,298

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	67,484,753	SGD	91,840,000	Societe Generale	12/5/2016	1,456,133	—	1,456,133
USD	986,441	SGD	1,345,000	Societe Generale	12/6/2016	19,445	—	19,445
USD	4,063,937	SGD	5,520,000	Societe Generale	1/11/2017	94,789	—	94,789
USD	68,054,261	SGD	92,760,000	Barclays Capital	1/13/2017	1,355,094	—	1,355,094
USD	65,875,050	SGD	90,500,000	Morgan Stanley	1/17/2017	800,501	—	800,501
USD	66,050,054	SGD	90,500,000	HSBC	1/20/2017	975,177	—	975,177
USD	2,095,135	SGD	2,921,197	Morgan Stanley	2/6/2017	—	(5,496)	(5,496)
						$89,640,898	($18,246,222)	$71,394,676

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended October 31, 2016, the fund used purchased options to manage duration of the fund, manage against anticipated changes in securities markets and currency exchange rates, gain exposure to certain securities markets and foreign currencies, manage against anticipated interest rate changes, and to maintain diversity of the fund.

During the period ended October 31, 2016, the fund wrote option contracts to manage duration of the fund, manage against anticipated changes in securities markets and currency exchange rates, gain exposure to certain securities markets and foreign currencies, manage against anticipated interest rate changes, and to maintain diversity of the fund. The following tables summarize the fund's written options activities during the period ended October 31, 2016 and the contracts held at October 31, 2016.

	Number of contracts	Premiums received
Outstanding, beginning of period	34,291	$34,795,265
Options written	27,340	8,830,276
Options closed	(28,896)	(9,712,055)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	32,735	$33,913,486

Options on Exchange-traded futures contracts

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
S&P 500 Index	$2,200.00	Jun 2017	4,008	$23,908,017	($23,386,679)

Options on securities (Exchange-traded)

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Alphabet, Inc., Class A	$800.00	Jun 2017	310	$1,967,895	($1,990,200)
Apple, Inc.	100.00	Jun 2017	1,387	1,175,193	(2,278,148)
				$3,143,088	($4,268,348)

Index options (OTC)

Name of issuer	Counterparty	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Swiss Market Index	JPMorgan Chase Bank	CHF 8,311.00	Dec 2016	27,030	$6,862,381	($415,296)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2016, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund, and to gain exposure to treasuries markets. The following table summarizes the interest rate swap contracts held as of October 31, 2016.

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
374,000,000	AUD	$286,241,285	Fixed 3.520%	3 Month BBSW	Sep 2018	($9,899,179)	($22,563)	($9,921,742)
374,000,000	AUD	342,694,828	3 Month BBSW	Fixed 3.520%	Sep 2018	—	10,597,899	10,597,899
38,372,000	AUD	29,260,556	Fixed 3.483%	6 Month BBSW	Oct 2018	(870,182)	3,505	(866,677)
38,372,000	AUD	33,504,471	6 Month BBSW	Fixed 3.483%	Oct 2018	—	866,892	866,892
58,624,000	AUD	44,703,711	Fixed 3.445%	6 Month BBSW	Oct 2018	(1,297,541)	6,280	(1,291,261)
58,624,000	AUD	44,636,317	Fixed 3.445%	6 Month BBSW	Oct 2018	(1,277,181)	(14,080)	(1,291,261)
117,248,000	AUD	101,689,506	6 Month BBSW	Fixed 3.445%	Oct 2018	—	2,583,100	2,583,100
42,280,000	AUD	32,191,995	Fixed 3.278%	6 Month BBSW	Oct 2018	(831,589)	11,246	(820,343)
42,280,000	AUD	37,337,619	6 Month BBSW	Fixed 3.278%	Oct 2018	—	820,351	820,351
25,535,000	AUD	19,442,351	Fixed 3.275%	6 Month BBSW	Nov 2018	(499,583)	6,917	(492,666)
25,535,000	AUD	22,044,287	6 Month BBSW	Fixed 3.275%	Nov 2018	—	492,666	492,666
25,535,000	AUD	19,368,320	Fixed 3.270%	6 Month BBSW	Nov 2018	(489,598)	345	(489,253)
42,558,000	AUD	32,365,467	Fixed 3.275%	6 Month BBSW	Nov 2018	(835,132)	16,537	(818,595)
25,535,000	AUD	19,368,320	Fixed 3.288%	6 Month BBSW	Nov 2018	(494,831)	(1,097)	(495,928)
24,684,000	AUD	18,722,836	Fixed 3.265%	6 Month BBSW	Nov 2018	(468,736)	(2,370)	(471,106)
24,684,000	AUD	21,467,708	6 Month BBSW	Fixed 3.265%	Nov 2018	—	471,106	471,106
25,535,000	AUD	22,260,095	6 Month BBSW	Fixed 3.288%	Nov 2018	—	495,928	495,928
42,558,000	AUD	37,089,198	6 Month BBSW	Fixed 3.275%	Nov 2018	—	818,595	818,595
25,535,000	AUD	22,253,693	6 Month BBSW	Fixed 3.270%	Nov 2018	—	489,253	489,253
42,558,000	AUD	32,086,553	Fixed 3.253%	6 Month BBSW	Nov 2018	(799,452)	(6,456)	(805,908)
42,558,000	AUD	37,276,645	6 Month BBSW	Fixed 3.253%	Nov 2018	—	805,908	805,908

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
75,116,000	AUD	56,633,619	Fixed 3.228%	6 Month BBSW	Nov 2018	(1,375,510)	(17,323)	(1,392,833)
75,116,000	AUD	65,422,368	6 Month BBSW	Fixed 3.228%	Nov 2018	—	1,392,833	1,392,833
24,258,000	AUD	18,399,715	Fixed 3.235%	6 Month BBSW	Nov 2018	(448,249)	(3,373)	(451,622)
42,558,000	AUD	32,199,440	Fixed 3.230%	6 Month BBSW	Nov 2018	(760,411)	(28,730)	(789,141)
42,558,000	AUD	32,209,919	Fixed 3.200%	6 Month BBSW	Nov 2018	(763,487)	(6,593)	(770,080)
42,558,000	AUD	32,199,440	Fixed 3.203%	6 Month BBSW	Nov 2018	(747,772)	(23,897)	(771,669)
24,258,000	AUD	21,167,539	6 Month BBSW	Fixed 3.235%	Nov 2018	—	451,622	451,622
42,558,000	AUD	37,136,126	6 Month BBSW	Fixed 3.230%	Nov 2018	—	789,141	789,141
42,558,000	AUD	36,661,699	6 Month BBSW	Fixed 3.200%	Nov 2018	—	770,080	770,080
42,558,000	AUD	36,723,388	6 Month BBSW	Fixed 3.203%	Nov 2018	—	771,669	771,669
138,798,000	AUD	110,649,798	6 Month BBSW	Fixed 2.890%	May 2019	—	1,793,664	1,793,664
92,532,000	AUD	73,488,838	6 Month BBSW	Fixed 2.775%	May 2019	—	1,037,971	1,037,971
138,798,000	AUD	109,692,257	6 Month BBSW	Fixed 2.908%	May 2019	—	1,829,678	1,829,678
46,266,000	AUD	36,689,056	6 Month BBSW	Fixed 2.835%	May 2019	—	560,708	560,708
92,532,000	AUD	73,378,112	6 Month BBSW	Fixed 2.833%	May 2019	—	1,117,982	1,117,982
46,266,000	AUD	36,517,621	6 Month BBSW	Fixed 2.823%	May 2019	—	551,297	551,297
76,808,000	AUD	61,338,934	6 Month BBSW	Fixed 2.961%	May 2019	—	1,071,367	1,071,367
48,150,000	AUD	37,395,735	6 Month BBSW	Fixed 2.998%	Jun 2019	—	691,856	691,856
48,148,050	AUD	37,389,284	6 Month BBSW	Fixed 2.901%	Jun 2019	—	622,308	622,308
16,049,350	AUD	12,427,773	6 Month BBSW	Fixed 2.900%	Jun 2019	—	206,800	206,800
48,148,100	AUD	37,240,102	6 Month BBSW	Fixed 2.900%	Jun 2019	—	618,738	618,738
16,049,400	AUD	12,413,393	6 Month BBSW	Fixed 2.903%	Jun 2019	—	206,841	206,841
16,049,400	AUD	12,364,429	6 Month BBSW	Fixed 2.900%	Jun 2019	—	206,246	206,246
27,746,800	AUD	21,476,018	6 Month BBSW	Fixed 2.900%	Jun 2019	—	356,566	356,566
160,493,570	AUD	122,873,416	6 Month BBSW	Fixed 2.904%	Jun 2019	—	2,067,622	2,067,622
32,099,000	AUD	24,555,726	6 Month BBSW	Fixed 2.900%	Jul 2019	—	411,506	411,506
32,099,000	AUD	23,435,401	6 Month BBSW	Fixed 2.750%	Aug 2019	—	333,748	333,748
386,506,000	AUD	280,603,451	6 Month BBSW	Fixed 2.455%	Oct 2019	—	2,225,545	2,225,545
310,494,000	AUD	224,083,082	6 Month BBSW	Fixed 2.425%	Oct 2019	—	1,627,697	1,627,697
81,758,000	AUD	59,327,901	6 Month BBSW	Fixed 2.650%	Nov 2019	—	683,012	683,012
40,507,000	AUD	29,724,018	6 Month BBSW	Fixed 2.650%	Dec 2019	—	336,568	336,568
40,879,000	AUD	29,996,991	6 Month BBSW	Fixed 2.650%	Dec 2019	—	339,659	339,659
40,879,000	AUD	29,996,991	6 Month BBSW	Fixed 2.670%	Dec 2019	—	351,703	351,703
40,879,000	AUD	29,996,991	6 Month BBSW	Fixed 2.650%	Dec 2019	—	339,659	339,659
40,879,000	AUD	29,702,747	6 Month BBSW	Fixed 2.650%	Dec 2019	—	338,981	338,981
122,061,000	AUD	87,731,618	6 Month BBSW	Fixed 2.652%	Dec 2019	—	1,011,935	1,011,935
81,374,000	AUD	58,564,777	6 Month BBSW	Fixed 2.650%	Dec 2019	—	669,368	669,368
40,687,000	AUD	29,001,654	6 Month BBSW	Fixed 2.650%	Dec 2019	—	334,684	334,684
122,061,000	AUD	88,262,602	6 Month BBSW	Fixed 2.650%	Dec 2019	—	1,004,052	1,004,052
76,000,000	EUR	83,512,813	6 Month EURIBOR	Fixed 0.150%	Jul 2023	—	(610,294)	(610,294)
76,000,000	EUR	85,157,878	Fixed 0.150%	6 Month EURIBOR	Jul 2023	(345,001)	955,295	610,294
63,600,000	USD	63,600,000	Fixed 2.011%	3 Month LIBOR	Oct 2025	—	(2,140,294)	(2,140,294)
23,200,000	USD	23,200,000	3 Month LIBOR	Fixed 2.011%	Oct 2025	1,239,733	(458,997)	780,736
79,400,000	USD	79,400,000	Fixed 2.006%	3 Month LIBOR	Oct 2025	—	(2,602,656)	(2,602,656)
25,000,000	USD	25,000,000	Fixed 1.753%	3 Month LIBOR	Mar 2026	—	(251,612)	(251,612)
52,300,000	USD	52,300,000	Fixed 1.714%	3 Month LIBOR	Mar 2026	—	(332,323)	(332,323)
17,600,000	USD	17,600,000	Fixed 1.674%	3 Month LIBOR	Apr 2026	—	(42,763)	(42,763)
36,700,000	USD	36,700,000	Fixed 2.417%	3 Month LIBOR	Oct 2035	—	(2,837,148)	(2,837,148)
44,700,000	USD	44,700,000	Fixed 2.403%	3 Month LIBOR	Oct 2035	—	(3,334,766)	(3,334,766)
3,000,000	USD	3,000,000	Fixed 2.073%	3 Month LIBOR	Mar 2036	—	(59,209)	(59,209)
17,000,000	USD	17,000,000	Fixed 2.106%	3 Month LIBOR	Mar 2036	—	(431,135)	(431,135)
11,400,000	USD	11,400,000	Fixed 2.049%	3 Month LIBOR	Apr 2036	—	(173,383)	(173,383)
26,250,000	USD	26,250,000	Fixed 3.475%	3 Month LIBOR	Oct 2044	—	(2,184,966)	(2,184,966)
51,100,000	USD	51,100,000	Fixed 2.881%	3 Month LIBOR	Mar 2045	—	(2,197,239)	(2,197,239)

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
80,000,000	USD	80,000,000	Fixed 3.180%	3 Month LIBOR	Jun 2045	—	(5,046,840)	(5,046,840)
25,000,000	USD	25,000,000	3 Month LIBOR	Fixed 3.180%	Jun 2045	1,974,600	(397,462)	1,577,138
120,400,000	USD	120,400,000	Fixed 3.252%	3 Month LIBOR	Jun 2045	—	(8,179,073)	(8,179,073)
85,800,000	USD	85,800,000	Fixed 2.535%	3 Month LIBOR	Oct 2045	—	(10,044,505)	(10,044,505)
19,400,000	USD	19,400,000	3 Month LIBOR	Fixed 2.535%	Oct 2045	3,006,609	(735,473)	2,271,136
56,300,000	USD	56,300,000	Fixed 2.501%	3 Month LIBOR	Oct 2045	—	(6,119,737)	(6,119,737)
24,000,000	USD	24,000,000	3 Month LIBOR	Fixed 2.501%	Oct 2045	2,675,177	(66,408)	2,608,769
25,000,000	USD	25,000,000	Fixed 2.163%	3 Month LIBOR	Mar 2046	—	(770,497)	(770,497)
25,000,000	USD	25,000,000	Fixed 2.198%	3 Month LIBOR	Mar 2046	—	(974,486)	(974,486)
31,500,000	USD	31,500,000	Fixed 2.166%	3 Month LIBOR	Mar 2046	—	(986,671)	(986,671)
101,550,000	USD	101,550,000	Fixed 2.434%	3 Month LIBOR	Apr 2046	—	(1,397,419)	(1,397,419)
126,937,500	USD	126,937,500	Fixed 2.414%	3 Month LIBOR	Apr 2046	—	(1,573,911)	(1,573,911)
101,550,000	USD	101,550,000	Fixed 2.527%	3 Month LIBOR	Apr 2046	—	(2,016,377)	(2,016,377)
101,550,000	USD	101,550,000	Fixed 2.524%	3 Month LIBOR	Apr 2046	—	(1,997,702)	(1,997,702)
76,162,500	USD	76,162,500	Fixed 2.538%	3 Month LIBOR	Apr 2046	—	(1,571,918)	(1,571,918)
101,550,000	USD	101,550,000	Fixed 2.565%	3 Month LIBOR	Apr 2046	—	(2,271,795)	(2,271,795)
67,700,000	USD	67,700,000	Fixed 2.568%	3 Month LIBOR	Apr 2046	—	(1,533,513)	(1,533,513)
91,700,000	USD	91,700,000	Fixed 2.546%	3 Month LIBOR	May 2046	—	(1,937,850)	(1,937,850)
		$5,326,098,421				($13,307,315)	($18,839,975)	($32,147,290)

The following are abbreviations for the table above:
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended October 31, 2016, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of October 31, 2016 as a Buyer of protection.

Reference obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
CDX North America High Yield Series 26 Version 1	147,600,000	USD	147,600,000	(5.000)%	Jun 2021	($6,779,152)	($362,331)	($7,141,483)
iTraxx Europe Main Series 25 Version 1	78,000,000	EUR	$87,259,059	(1.000)%	Jun 2021	(1,268,809)	(149,684)	(1,418,493)
iTraxx Europe Main Series 26 Version 1	78,000,000	EUR	87,398,875	(1.000)%	Dec 2021	(1,137,669)	(132,043)	(1,269,712)
			$322,257,934			($9,185,630)	($644,058)	($9,829,688)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2016 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of October 31, 2016 where the fund acted as a Seller of protection.

Reference obligation	Implied credit spread at 10-31-16	Notional amount	Currency	USD notional amount	Received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
CDX North America High Yield Series 26 Version 1	3.93%	147,600,000	USD	$147,600,000	5.000%	Jun 2021	$1,832,468	$5,309,015	$7,141,483
iTraxx Europe Main Series 25 Version 1	0.67%	78,000,000	EUR	85,710,518	1.000%	Jun 2021	1,232,242	186,251	1,418,493
CDX North America High Yield Series 27 Version 1	4.21%	147,600,000	USD	147,600,000	5.000%	Dec 2021	5,729,363	46,717	5,776,080
iTraxx Europe Main Series 26 Version 1	0.73%	78,000,000	EUR	87,259,059	1.000%	Dec 2021	1,161,028	108,684	1,269,712
				$468,169,577			$9,955,101	$5,650,667	$15,605,768

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended October 31, 2016, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets, and to maintain diversity of the fund. The following table summarizes the total return swap contracts held as of October 31, 2016.

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	Russell 2000 Total Return Index	LIBOR	USD	100,254,185	Dec 2017	BNP Paribas	—	$2,780,885	$2,780,885
Pay	Consumer Staples Select Sector Index	LIBOR	USD	116,317,360	Aug 2017	Citibank N.A.	—	968,730	968,730
Pay	Consumer Staples Select Sector Index	LIBOR	USD	132,693,236	Aug 2017	Deutsche Bank Securities, Inc.	—	(837,643)	(837,643)
Pay	Russell 2000 Total Return Index	LIBOR	USD	133,766,195	Dec 2016	Goldman Sachs	—	3,477,831	3,477,831
Pay	Russell 2000 Total Return Index	LIBOR	USD	246,975,286	Dec 2016	Goldman Sachs	—	6,441,842	6,441,842
Pay	Consumer Staples Select Sector Index	LIBOR	USD	52,515,871	Oct 2017	Goldman Sachs	—	(810,470)	(810,470)
Pay	Consumer Staples Select Sector Index	LIBOR	USD	35,234,331	Oct 2017	Goldman Sachs	—	(316,389)	(316,389)
Pay	Consumer Staples Select Sector Index	LIBOR	USD	52,475,883	Oct 2017	Goldman Sachs	—	(851,672)	(851,672)
Receive	NASDAQ 100 Index	LIBOR	USD	260,055,989	Jan 2017	BNP Paribas	—	(3,198,640)	(3,198,640)
							—	$7,654,474	$7,654,474

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended October 31, 2016, the fund used variance swaps to maintain diversity of the fund and to manage against volatility and anticipated changes in securities markets. The following table summarizes the variance swap contracts held as of October 31, 2016.

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Barclays Capital	KOSPI 200 Index	KRW	220,000,000	$194,716	Receive	Dec 2016	20.70%	($1,165,631)	($1,165,631)
Barclays Capital	S&P 500 Index	USD	195,000	195,000	Pay	Dec 2016	20.80%	975,267	975,267
Barclays Capital	FTSE 100 Index	GBP	129,000	192,667	Pay	Dec 2016	19.85%	321,846	321,846
Barclays Capital	Hang Seng Index	HKD	1,500,000	193,001	Receive	Dec 2016	27.75%	(316,581)	(316,581)
BNP Paribas	KOSPI 200 Index	KRW	300,000,000	281,386	Receive	Dec 2016	21.40%	(1,771,174)	(1,771,174)
BNP Paribas	KOSPI 200 Index	KRW	452,261,307	404,581	Receive	Dec 2016	20.00%	(2,041,030)	(2,041,030)
BNP Paribas	KOSPI 200 Index	KRW	151,515,152	137,885	Receive	Dec 2016	20.00%	(666,097)	(666,097)
BNP Paribas	S&P 500 Index	USD	136,000	136,000	Pay	Dec 2016	19.95%	516,848	516,848
BNP Paribas	FTSE 100 Index	GBP	141,044	220,467	Pay	Dec 2016	19.20%	296,791	296,791
BNP Paribas	FTSE 100 Index	GBP	156,000	258,788	Pay	Dec 2016	18.60%	291,913	291,913
BNP Paribas	FTSE 100 Index	GBP	50,000	82,728	Pay	Dec 2016	18.65%	97,873	97,873
BNP Paribas	FTSE 100 Index	GBP	109,000	179,545	Pay	Dec 2016	18.60%	198,702	198,702
BNP Paribas	S&P 500 Index	USD	128,000	128,000	Pay	Dec 2016	19.20%	542,439	542,439
BNP Paribas	S&P 500 Index	USD	279,000	279,000	Pay	Dec 2016	21.10%	1,492,848	1,492,848
BNP Paribas	S&P 500 Index	USD	120,000	120,000	Pay	Dec 2016	22.55%	777,517	777,517
BNP Paribas	S&P 500 Index	USD	402,000	402,000	Pay	Dec 2016	20.25%	1,633,099	1,633,099
BNP Paribas	FTSE 100 Index	GBP	226,260	293,254	Pay	Dec 2016	22.45%	54,843	54,843
BNP Paribas	Hang Seng Index	HKD	2,278,000	293,674	Receive	Dec 2016	31.40%	(114,201)	(114,201)
BNP Paribas	Hang Seng Index	HKD	1,712,500	220,824	Receive	Dec 2016	28.20%	(470,072)	(470,072)
BNP Paribas	Hang Seng Index	HKD	2,000,000	258,061	Receive	Dec 2016	27.50%	(553,162)	(553,162)
BNP Paribas	Hang Seng Index	HKD	621,000	80,123	Receive	Dec 2016	27.25%	(155,268)	(155,268)
BNP Paribas	Hang Seng Index	HKD	1,400,000	180,638	Receive	Dec 2016	27.40%	(359,706)	(359,706)
BNP Paribas	Hang Seng Index	HKD	775,000	99,912	Receive	Dec 2016	25.20%	(485,003)	(485,003)
Goldman Sachs	KOSPI 200 Index	KRW	125,125,000	122,617	Receive	Dec 2016	20.45%	(688,905)	(688,905)
Goldman Sachs	KOSPI 200 Index	KRW	200,000,000	191,516	Receive	Dec 2016	21.00%	(1,132,680)	(1,132,680)
Goldman Sachs	KOSPI 200 Index	KRW	100,000,000	93,550	Receive	Dec 2016	21.00%	(566,944)	(566,944)
Goldman Sachs	KOSPI 200 Index	KRW	150,000,000	132,556	Receive	Dec 2016	20.00%	(722,278)	(722,278)
Goldman Sachs	FTSE 100 Index	GBP	75,000	119,812	Pay	Dec 2016	20.00%	235,327	235,327
Goldman Sachs	FTSE 100 Index	GBP	51,280	82,535	Pay	Dec 2016	19.60%	138,119	138,119
Goldman Sachs	FTSE 100 Index	GBP	72,000	113,012	Pay	Dec 2016	19.20%	148,930	148,930
Goldman Sachs	FTSE 100 Index	GBP	85,000	126,068	Pay	Dec 2016	19.70%	194,657	194,657
Goldman Sachs	S&P 500 Index	USD	120,000	120,000	Pay	Dec 2016	18.70%	474,967	474,967
Goldman Sachs	S&P 500 Index	USD	191,000	191,000	Pay	Dec 2016	20.50%	937,048	937,048
Goldman Sachs	S&P 500 Index	USD	93,000	93,000	Pay	Dec 2016	20.30%	439,945	439,945
Goldman Sachs	S&P 500 Index	USD	230,000	230,000	Pay	Dec 2016	22.25%	1,441,454	1,441,454
Goldman Sachs	S&P 500 Index	USD	270,000	270,000	Pay	Dec 2016	20.10%	1,206,114	1,206,114
Goldman Sachs	Hang Seng Index	HKD	800,000	103,102	Receive	Dec 2016	28.70%	(312,983)	(312,983)
Goldman Sachs	Hang Seng Index	HKD	638,625	82,345	Receive	Dec 2016	28.30%	(217,256)	(217,256)
Goldman Sachs	Hang Seng Index	HKD	1,300,000	167,577	Receive	Dec 2016	24.70%	(747,589)	(747,589)
Goldman Sachs	Hang Seng Index	HKD	876,800	113,042	Receive	Dec 2016	28.10%	(225,182)	(225,182)
Goldman Sachs	Hang Seng Index	HKD	1,300,000	167,424	Receive	Dec 2016	28.15%	(330,082)	(330,082)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	250,000,000	217,723	Receive	Dec 2017	21.65%	(729,308)	(729,308)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	197,424,893	167,643	Receive	Dec 2017	23.00%	(887,679)	(887,679)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	100,000,000	87,271	Receive	Dec 2017	21.83%	(313,565)	(313,565)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	100,000,000	84,767	Receive	Dec 2017	22.13%	(312,795)	(312,795)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	345,965,000	290,288	Receive	Dec 2017	21.14%	(781,608)	(781,608)
JPMorgan Chase Bank	S&P 500 Index	USD	217,000	217,000	Pay	Dec 2017	21.80%	649,340	649,340
JPMorgan Chase Bank	S&P 500 Index	USD	170,000	170,000	Pay	Dec 2017	23.60%	804,893	804,893
JPMorgan Chase Bank	S&P 500 Index	USD	87,300	87,300	Pay	Dec 2017	22.54%	330,299	330,299
JPMorgan Chase Bank	S&P 500 Index	USD	84,875	84,875	Pay	Dec 2017	22.28%	275,633	275,633
JPMorgan Chase Bank	S&P 500 Index	USD	290,000	290,000	Pay	Dec 2017	21.29%	651,958	651,958
Morgan Stanley & Company, Inc.	KOSPI 200 Index	KRW	100,000,000	97,135	Receive	Dec 2016	21.70%	(619,349)	(619,349)
Morgan Stanley & Company, Inc.	FTSE 100 Index	GBP	40,000	67,514	Pay	Dec 2016	19.10%	104,676	104,676
Morgan Stanley & Company, Inc.	FTSE 100 Index	GBP	62,000	104,526	Pay	Dec 2016	19.45%	186,559	186,559
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	97,000	97,000	Pay	Dec 2016	20.00%	463,844	463,844
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	250,000	250,000	Pay	Dec 2016	21.40%	1,444,578	1,444,578

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	250,000	250,000	Pay	Dec 2016	21.75%	1,506,045	1,506,045
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	500,000	64,516	Receive	Dec 2016	28.00%	(182,940)	(182,940)
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	1,937,600	249,992	Receive	Dec 2016	23.90%	(1,030,195)	(1,030,195)
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	1,250,000	161,148	Receive	Dec 2016	28.15%	(481,393)	(481,393)
Morgan Stanley & Company, Inc.	Hang Seng Index	HKD	1,937,825	249,998	Receive	Dec 2016	24.75%	(1,198,990)	(1,198,990)
Societe Generale	KOSPI 200 Index	KRW	250,000,000	226,583	Receive	Nov 2016	14.95%	(619,745)	(619,745)
Societe Generale	FTSE 100 Index	GBP	300,000	398,878	Pay	Dec 2018	22.75%	103,653	103,653
Societe Generale	Hang Seng Index	HKD	3,088,550	398,245	Receive	Dec 2018	32.25%	(339,668)	(339,668)
				$11,663,808				($1,601,034)	($1,601,034)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	395Q1	10/16
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.		12/16

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: December 19, 2016

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: December 19, 2016